SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.          (File No. 33-60323)

Post-Effective Amendment No.                3                                [x]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.              5    (File No. 811-7305)                          [x]
                       --------

STRATEGIST INCOME FUND, INC.
(formerly Express Direct Income Fund, Inc.)
IDS Tower 10, Minneapolis, Minnesota 55440-0010

Eileen J. Newhouse - IDS Tower 10,
Minneapolis, Minnesota 55440-0010
(612) 671-2772

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[x] on July 30, 1998 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Strategist Government Income Fund, Strategist High Yield Fund and Strategist Quality Income Fund, series of the Registrant, are a part of a master/feeder operating structure. This Post-Effective Amendment includes a signature page for Income Trust, the master fund.

Cross reference sheet showing the location in the prospectus and Statement of Additional Information of the information called for by items enumerated in Parts A and B of Form N-1A.

Negative answers omitted are so indicated.

PART A

Item No.       Section in Prospectus
1              Cover page of prospectus

2  (a)         Fund expenses
   (b)         The Funds in brief
   (c)         The Funds in brief

3  (a)         Financial highlights
   (b)         NA
   (c)         Performance
   (d)         Financial highlights

4  (a)         The Funds in brief; Investment policies and risks; How the Funds and Portfolios are organized
   (b)         Investment policies and risks
   (c)         Investment policies and risks

5  (a)         Board members and officers
   (b)(i)      Investment manager; About the Advisor
   (b)(ii)     Investment manager; Administrator and transfer agent
   (b)(iii)    Investment manager
   (c)         Portfolio managers
   (d)         Administrator and transfer agent
   (e)         Administrator and transfer agent
   (f)         Investment manager; Administrator and transfer agent; Distributor
   (g)         About the Advisor

5A (a)         *
   (b)         *

6  (a)         Shares; Voting rights
   (b)         NA
   (c)         NA
   (d)         NA
   (e)         Cover page; Special shareholder services
   (f)         Dividend and capital gain distributions; Reinvestments
   (g)         Taxes
   (h)         Special considerations regarding master/feeder structure

7  (a)         Distributor
   (b)         Valuing Fund shares
   (c)         NA
   (d)         How to purchase shares
   (e)         NA
   (f)         Distributor
   (g)         NA

8  (a)         How to redeem shares
   (b)         NA
   (c)         How to purchase, exchange or redeem shares: Other important information
   (d)         How to purchase, exchange or redeem shares: How to redeem shares

9              None

PART B

Item No.       Section in Statement of Additional Information
10             Cover page of SAI

11             Table of Contents

12             NA

13 (a)         Additional Investment Policies; all appendices except Dollar-Cost
               Averaging
   (b)         Additional Investment Policies
   (c)         Additional Investment Policies
   (d)         Security Transactions

14 (a)         Board Members and Officers
   (b)         Board Members and Officers
   (c)         Board Members and Officers

15 (a)         NA
   (b)         Principal Holders of Securities, if applicable
   (c)         Board Members and Officers

16 (a)(i)      How the Funds and Portfolios are organized; About the Advisor**
   (a)(ii)     Agreements: Investment Management Services Agreement, Plan and
               Agreement of Distribution / Distribution Agreement
   (a)(iii)    Agreements: Investment Management Services Agreement
   (b)         Agreements: Investment Management Services Agreement
   (c)         NA
   (d)         Agreements: Administrative Services Agreement
   (e)         NA
   (f)         Agreements: Plan and Agreement of Distribution / Distribution
               Agreement
   (g)         NA
   (h)         Custodian Agreement; Independent Auditors
   (i)         Agreements: Transfer Agency Agreement; Custodian Agreement
17 (a)         Security Transactions
   (b)         Brokerage Commissions Paid to Brokers Affiliated with the Advisor
   (c)         Security Transactions
   (d)         Security Transactions
   (e)         Security Transactions

18 (a)         Shares; Voting rights**
   (b)         NA

19(a)          Investing in the Funds
   (b)         Valuing Fund Shares; Investing in the Funds
   (c)         Redeeming Shares

20             Taxes

21 (a)         Agreements: Distribution Agreement
   (b)         NA
   (c)         NA

22 (a)         NA
   (b)         Performance Information
23             Financial Statements

*    Designates information is located in annual report.
**   Designates location in prospectus.

Strategist Income Fund, Inc.


Prospectus
July 30, 1998

This prospectus describes three no-load mutual funds. Strategist Income Fund, Inc. is a mutual fund with three series of capital stock representing interests in Strategist Government Income Fund, Strategist High Yield Fund, and Strategist Quality Income Fund. Each Fund has its own goals and investment policies.


The goals of Strategist Government Income Fund are to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

The primary goal of Strategist High Yield Fund is to provide high current income. Capital growth is a secondary goal. The Portfolio that Strategist High Yield Fund invests in primarily invests in, and may invest all of its assets, in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. These securities generally have greater price fluctuations than higher-rated securities and are more likely to experience a default. Investors should carefully consider these risks before investing. See the prospectus sections entitled "Goals and types of Fund investments and their risks" and "Facts about investments and their risks."

The goals of Strategist Quality Income Fund are current income and the preservation of capital by investing in investment-grade bonds.

Each Fund has chosen to participate in a master/feeder structure. Each Fund seeks to achieve its goal by investing all of its assets in a corresponding Portfolio of Income Trust. Each Portfolio is managed by American Express Financial Corporation and has the same goal as the corresponding Fund. This arrangement is commonly known as a master/feeder structure.

This prospectus contains facts that can help you decide if one or more of the Funds is the right investment for you. Read it before you invest and keep it for future reference.


Additional  facts about the Funds are in a Statement of  Additional  Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated by reference. For a free copy, contact American Express Financial Direct.


Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that these Funds:
o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed to achieve their goals


American Express Financial Direct
P.O. Box 59196
Minneapolis, MN
55459-0196
800-AXP-SERV
TTY:  800-710-5260
Web site address: http://www.americanexpress.com/direct

Table of contents

The Funds in brief
Goals and types of Fund investments and their risks
Structure of the Funds
Manager and distributor
Portfolio managers

Fund expenses

Performance
Financial highlights
Total returns
Yield

Investment policies and risks
Facts about investments and their risks
Valuing Fund shares

How to purchase, exchange or redeem shares
How to purchase shares
How to exchange shares
How to redeem shares
Methods of exchanging or redeeming shares
Systematic purchase plans
Other important information

Special shareholder services
Services
Quick telephone reference

Distributions and taxes
Dividend and capital gain distributions
Reinvestments
Taxes
How to determine the correct TIN

How the Funds and Portfolios are organized
Shares
Voting rights
Shareholder meetings
Special considerations regarding master/feeder structure
Board  members and officers

Investment manager

Administrator and transfer agent

Distributor


About the Advisor
Year 2000

Appendix A: Description of corporate bond ratings
Appendix B: Descriptions of derivative instruments

The Funds in brief

Strategist Income Fund, Inc. (the Company) is a mutual fund with three series of capital stock representing interests in Strategist Government Income Fund (Government Income Fund), Strategist High Yield Fund (High Yield Fund) and Strategist Quality Income Fund (Quality Income Fund) (collectively referred to as the Funds). Each Fund is a diversified mutual fund with its own goals and investment policies. Each of the Funds seeks to achieve its goals by investing all of its assets in a corresponding series (the Portfolio) of Income Trust (the Trust) rather than by directly investing in and managing its own portfolio of securities.

Goals and types of Fund investments and their risks

Government Income Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. It does so by investing all of its assets in Government Income Portfolio, a diversified mutual fund that invests at least 65% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government and its agencies. Most investments are in pools of mortgage loans. Government Income Portfolio also may invest in non-governmental debt securities, derivative instruments and money market instruments.

High Yield Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth. It does so by investing all of its assets in High Yield Portfolio, a diversified mutual fund that invests primarily in long-term, high-yielding, high risk debt securities below investment grade issued by U.S. and foreign corporations. These securities are commonly known as junk bonds. They generally involve greater volatility of price and risk of principal and income than higher rated securities. High Yield Portfolio also invests in government securities, investment-grade bonds, convertible securities, common and preferred stocks, derivative instruments and money market instruments.


Quality Income Fund seeks to provide shareholders with current income and preservation of capital. It does so by investing all of its assets in Quality Income Portfolio, a diversified mutual fund that invests at least 90% of its net assets in the four highest investment grades of corporate debt securities, certain unrated debt securities the investment manager believes have the same investment qualities, government securities, derivative instruments and money market securities. Other investments may include common and preferred stocks and convertible securities. The investments are both U.S. and foreign.


Because investments involve risk, a Fund cannot guarantee achieving its goals. Some of the Portfolios' investments may be considered speculative and involve additional investment risks.

Structure of the Funds

Each Fund uses what is commonly known as a master/feeder structure. This means that the Fund (the feeder fund) invests all of its assets in the Portfolio (the master fund). The Portfolio invests in and manages the securities and has the same goals and investment policies as the Fund. This structure is described in more detail in the section captioned "Special considerations regarding master/feeder structure." Here is an illustration of the structure:

                                    Investors
                                  buy shares in
                                    the Fund

                                    The Fund
                                   invests in
                                  the Portfolio

                            The Portfolio invests in
                           securities, such as stocks
                                    or bonds

Manager and distributor


Each Portfolio is managed by American Express Financial Corporation (the Advisor), a provider of financial services since 1894. The Advisor currently manages more than $195 billion in assets. These assets are managed by a team of highly skilled, experienced professionals, backed by one of the nation's largest investment departments. Our team of professionals includes portfolio managers, economists and supporting staff, stock and bond analysts including Chartered Financial Analysts, and investment managers and researchers based in London and Hong Kong who add a global dimension to our expertise.


Shares of the Funds are sold through American Express Service Corporation (the Distributor), an affiliated company of the Advisor.

Portfolio managers

Government Income Portfolio


Jim Snyder joined the Advisor in 1989 as an investment analyst and currently serves as vice president and senior portfolio manager. He has managed the assets of Government Income Portfolio and its predecessor fund since 1993 after having served as associate portfolio manager from 1992 to 1993.

High Yield Portfolio

Jack Utter joined the Advisor in 1962 and serves as vice president and senior portfolio manager. He has managed the assets of High Yield Portfolio and its predecessor fund since 1985. He also is manager of IDS Life Income Advantage Fund.

Quality Income Portfolio

Ray Goodner joined the Advisor in 1977 and serves as vice president and senior portfolio manager. He has managed the assets of Quality Income Portfolio and its predecessor fund since 1985. He also manages the assets of World Income Portfolio, IDS Global Balanced Fund and IDS Life Global Yield Fund.

Fund expenses

The purpose of the following table and example is to summarize the aggregate expenses of each Fund and its corresponding Portfolio and to assist investors in understanding the various costs and expenses that investors in each Fund may bear directly or indirectly. The Company's board believes that, over time, the aggregate per share expenses of a Fund and its corresponding Portfolio should be approximately equal to (and may be less than) the per share expenses a Fund would have if the Company retained its own investment advisor and the assets of each Fund were invested directly in the type of securities held by the corresponding Portfolio. For additional information concerning Fund and Portfolio expenses, see "How the Funds and Portfolios are organized."

Shareholder transaction expenses(a)
Maximum sales charge on purchases(b)
(as a percentage of offering price)

      Government             High Yield                    Quality
      Income Fund               Fund                     Income Fund
---------------------- ---------------------- ----------------------------
          0%                     0%                           0%

Annual Fund and allocated Portfolio operating expenses (as a percentage of average daily net assets):

                                     Government Income Fund  High                    Quality
                                                             Yield Fund              Income Fund
------------------------------------ ----------------------- ----------------------- -----------------------

Management fee(c)                          0.50%                   0.56%                   0.51%
12b-1 fee                                  0.25                    0.25                    0.25
Other expenses(d)                          0.35                    0.39                    0.34
Total (after reimbursement)                1.10                    1.20                    1.10

(a) A wire redemption charge, currently $15, is deducted from the shareholder's Investment Management Account for wire redemptions made at the request of the shareholder.

(b) There are no sales loads; however, High Yield Fund imposes a 0.50% redemption fee for shares redeemed or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders. Government Income and Quality Income Funds reserve the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1% on shares redeemed within one year of purchase.

(c) The management fee is paid by the Trust on behalf of the Portfolios.

(d) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.


The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Dec. 31, 1998. Under this agreement, total expenses will not exceed 1.10% for Government Income Fund and Quality Income Fund's average daily net assets and 1.20% for High Yield Fund's average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been: 1.57% for Government Income Fund, 2.15% for High Yield Fund and 1.48% for Quality Income Fund.


Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:


                            Government                 High                       Quality
                            Income Fund                Yield Fund                 Income Fund
--------------------------- -------------------------- -------------------------- --------------------------
1 year                            $11                        $12                        $11
3 years                           $35                        $38                        $35
5 years                           $61                        $66                        $61
10 years                         $134                       $146                       $134


The table and example do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because the Funds pay annual distribution (12b-1) fees, long-term shareholders may indirectly pay an equivalent of more than a 7.25% sales charge, the maximum permitted by the National Association of Securities Dealers.



Performance

Financial highlights

The tables below show certain important information for evaluating each Fund's results.

Government Income Fund

Fiscal period ended May 31,                                           1998                 1997b

Per share income and capital changesa

Net asset value, beginning of period                                 $4.93                $4.91

Income from investment operations:
Net investment income (loss)                                           .32                  .30
Net gains (losses) (both realized and unrealized)                      .11                  .06
Total from investment operations                                       .43                  .36

Less distributions:
Dividends from net investment income                                  (.33)                (.30)
Distributions from realized gains                                     (.05)                (.04)
Total distributions                                                   (.38)                (.34)
Net asset value, end of period                                       $4.98                $4.93

Ratios/supplemental data

Net assets, end of period (in thousands)                              $658                 $548
Ratio of expenses to average daily net assetsc                        1.09%                1.10%d
Ratio of net income (loss) to average daily net assets                6.44%                6.48%d
Portfolio turnover rate (excluding short-term securities)              159%                 146%
Total return                                                           9.0%                 7.6%


a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was June 10, 1996.

c The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 1.57% and 25.68% for the periods ended May 31, 1998 and 1997, respectively.

d Adjusted to an annual basis.




High Yield Fund

Fiscal period ended May 31,                                        1998                 1997b

Per share income and capital changesa

Net asset value, beginning of period                              $4.41                $4.31

Income from investment operations:
Net investment income (loss)                                        .43                  .38
Net gains (losses) (both realized and unrealized)                   .17                  .09
Total from investment operations                                    .60                  .47

Less distributions:
Dividends from net investment income                               (.40)                (.37)
Net asset value, end of period                                    $4.61                $4.41

Ratios/supplemental data

Net assets, end of period (in thousands)                         $1,137                 $960
Ratio of expenses to average daily net assetsc                      .72%                1.19%d
Ratio of net income (loss) to average daily net assets             9.28%                8.90%d
Portfolio turnover rate (excluding short-term securities)            81%                  92%
Total return                                                       14.0%                11.4%

a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was June 10, 1996.

c The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 2.15% and 11.48% for the periods ended 1998 and 1997 respectively.

d Adjusted to an annual basis.


Quality Income Fund

Fiscal period ended May 31,                                         1998                 1997b

Per share income and capital changesa

Net asset value, beginning of period                               $9.15                $8.95

Income from investment operations:
Net investment income (loss)                                         .58                  .55
Net gains (losses) (both realized and unrealized)                    .34                  .18
Total from investment operations                                     .92                  .73

Less distributions:
Dividends from net investment income                                (.61)                (.53)
Dividends from realized gains                                       (.06)                  --
Total distributions                                                 (.67)                (.53)
Net asset value, end of period                                     $9.40                $9.15

Ratios/supplemental data

Net assets, end of period (in thousands)                            $673                 $575
Ratio of expenses to average daily net assetsc                       .97%                1.10%d
Ratio of net income (loss) to average daily net assets              6.22%                6.33%d
Portfolio turnover rate (excluding short-term securities)             20%                  31%
Total return                                                        10.3%                 8.3%


a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was June 10, 1996.

c The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 1.48% and 13.34% for the periods ended May 31, 1998 and 1997, respectively.

d Adjusted to an annual basis.



The information in these tables have been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Funds are contained in the Funds' annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.


Average annual total returns as of May 31, 1998

Purchase                                 1 year                 5 years               10 years
made                                     ago                    ago                   ago
---------------------------------------- ---------------------- --------------------- ----------------------
Government Income Fund                          +9.04%                 +6.30%                +7.67%
  Merrill Lynch 1 to 5 year Government          +7.71%                 +5.86%                +7.73%
  Index
High Yield Fund                                +14.02%                +10.86%               +10.81%
  Merrill Lynch High Yield Bond Index          +12.94%                +11.03%               +12.01%
Quality Income Fund                            +10.30%                 +7.25%                +9.32%
  Lehman Aggregate Bond Index                  +10.92%                 +7.02%                +9.20%

Cumulative total returns as of May 31, 1998

Purchase                                 1 year                 5 years               10 years
made                                     ago                    ago                   ago
---------------------------------------- ---------------------- --------------------- ----------------------
Government Income Fund                          +9.04%                +35.75%              +109.30%
  Merrill Lynch 1 to 5 year Government          +7.71%                +32.94%              +110.58%
  Index
High Yield Fund                                +14.02%                +67.43%              +179.24%
  Merrill Lynch High Yield Bond Index          +12.94%                +68.75%              +210.85%
Quality Income Fund                            +10.30%                +41.89%              +143.81%
  Lehman Aggregate Bond Index                  +10.92%                +40.38%              +141.09%

On June 10, 1996, IDS Federal Income Fund, IDS Selective Fund and IDS Extra Income Fund (the predecessor funds) converted to a master/feeder structure and transferred all of their assets to Government Income Portfolio, Quality Income Portfolio and High Yield Portfolio, respectively. The performance information, prior to June 10, 1996, in the foregoing tables represents performance of the corresponding predecessor funds prior to

March 20, 1995 and of Class A shares of the corresponding predecessor funds from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Funds sold through this prospectus. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Funds and historical fees and expenses of the predecessor funds.

These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods.

For purposes of calculation, information about each Fund makes no adjustments for taxes an investor may have paid on the reinvested income and capital gains, and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of a Fund's future performance.


Merrill Lynch 1 to 5 year Government Index is made up of an unmanaged representative list of government bonds. Lehman Aggregate Bond Index is made up of an unmanaged representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. Merrill Lynch High Yield Bond Index provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The indexes are frequently used as general measures of bond market performance. However, the securities used to create the indexes may not be representative of the debt securities held in the Portfolios.


The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

Yield


Yield is the net investment income earned per share for a specified time period, divided by the net asset value at the end of the period. The annualized yield for the 30-day period ended May 29, 1998 was 6.53% for Government Income Fund, 13.39% for High Yield Fund and 5.60% for Quality Income Fund. The Funds calculate this 30-day annualized yield by dividing:


o        net investment income per share deemed earned during a 30-day period by

o        the net asset value per share on the last day of the period

o        converting the result to a yearly equivalent figure

A Fund's yield varies from day to day, mainly because share values (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow. Past yields should not be considered an indicator of future yields.

Investment policies and risks


The policies described below apply both to the Fund and the corresponding Portfolio.


Government Income Portfolio - Government Income Portfolio invests primarily in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities. Under normal market conditions, at least 65% of Government Income Portfolio's total assets will be invested in such securities. Although Government Income Portfolio may invest in any U.S. government securities, it is anticipated that most of the Portfolio will consist of government securities representing part ownership of pools of mortgage loans.


Under federal law, the interest income earned from U.S. Treasury securities is exempt from state and local taxes. All states allow mutual funds to pass such exemptions to their shareholders, although there are conditions to this treatment in some states.


High Yield Portfolio - High Yield Portfolio invests primarily in debt securities below investment grade issued by U.S. and foreign corporations. Most of these will be rated BBB, BB, or B by Standard & Poor's Corporation (S&P) or the Moody's Investors Services, Inc. (Moody's) equivalent. However, High Yield Portfolio may invest in debt securities with lower ratings, including those in default. High Yield Portfolio may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks. Other investments include investment grade bonds, convertible securities, stocks, derivative instruments and money market instruments. High Yield Portfolio may invest up to 25% of its total assets in foreign investments.


Quality Income Portfolio - Quality Income Portfolio invests in the four highest investment grades of marketable corporate debt securities, certain unrated debt securities the investment manager believes have the same investment qualities, government securities, derivative instruments and money market instruments. The investments are both U.S. and foreign. Under normal market conditions, at least 90% of Quality Income Portfolio's net assets will be in these investments. The remaining 10% of Quality Income Portfolio's net assets may be invested in common and preferred stocks and convertible securities. Quality Income Portfolio may invest up to 25% of its total assets in foreign investments.

The various types of investments described above that the investment managers use to achieve investment performance are explained in more detail in the next section and in the SAI.


Facts about investments and their risks

Debt securities: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded. The price of bonds below investment grade may react more to the ability of a company to pay interest and principal when due than to changes in interest rates. A portfolio consisting primarily of debt securities will also react in this manner. Generally, the longer the maturity of a debt security, the higher its yield and the greater its sensitivity to changes in interest rates. They have greater price fluctuations, are more likely to experience a default, and sometimes are referred to as junk bonds. Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, a Portfolio relies both on independent rating agencies and on the investment manager's credit analysis. Securities that are subsequently downgraded in quality may continue to be held by a Portfolio and will be sold only when the investment manager believes it is advantageous to do so.

                                           High Yield Portfolio
                              Bond ratings and holdings for the fiscal year
                                           ending May 31, 1998

                       S&P rating (or                                          Percent of net assets in
Percent of             Moody's equivalent)  Protection of                      unrated securities assessed
net assets                                  principal and interest             by the Advisor
---------------------- -------------------- ---------------------------------- --------------------------------------
    0.18%              AAA                  Highest quality                         0.09%
    -                  AA                   High quality                            -
    0.10               A                    Upper medium grade                      -
    0.77               BBB                  Medium grade                            -
   16.90               BB                   Moderately speculative                  0.07
   60.85               B                    Speculative                             2.19
    5.50               CCC                  Highly speculative                      4.52
    -                  CC                   Poor quality                            -
    -                  C                    Lowest quality                          -
    0.29               D                    In default                              -
   12.22               Unrated              Unrated securities                      5.35

See the Appendix to this prospectus describing corporate bond ratings for further information.


Government Income Portfolio does not invest in securities below investment grade.


Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. Because such securities do not pay current cash income the market value of these securities may be subject to greater volatility than other debt securities. To comply with tax laws, a Portfolio has to recognize a computed amount of interest income and pay dividends to unitholders even though no cash has been received. In some instances, a Portfolio may have to sell securities to have sufficient cash to pay the dividends.

Government securities: U.S. Treasury bonds, notes and bills, and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not direct obligations of the United States. These include securities supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA) bonds. Because the U.S. government is not obligated to provide financial support to its instrumentalities, Government Income Portfolio will invest only in securities issued by those instrumentalities where the investment manager is satisfied the credit risk is minimal.

Mortgage-backed securities: A mortgage pass-through certificate represents an interest in a pool, or group, of mortgage loans assembled by GNMA, FNMA, or FHLMC or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to a Portfolio, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on the certificates. A Portfolio may also invest in non-governmental mortgage-related securities and debt securities, such as bonds, debentures and collateralized mortgage obligations secured by mortgages on commercial real estate or residential rental properties, provided such securities are rated A or better by Moody's or S&P or, if not rated, are of equivalent investment quality as determined by the Portfolio's investment manager. Some U.S. government securities may be purchased on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Portfolio.


Each Portfolio may invest in stripped mortgage-backed securities which receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities:
Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

The Portfolios may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. A Portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to under perform like-duration Treasury securities.


The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.


Common stocks: Stock prices are subject to market fluctuations. Stocks of larger, established companies that pay dividends may be less volatile than the stock market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic price movements than stocks of larger, established companies or the stock market as a whole.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes exchange likely, convertible securities trade more like common stock.


Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. There are risks when investing in securities of foreign companies and governments in addition to those assumed when investing in domestic securities. These risks are classified as country risk, currency risk, and custody risk. Each can adversely affect the value of an investment. Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight, the possibility of government-imposed restrictions, even the nationalization of assets. Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Portfolio holds securities valued in local currency or holds the currency, changes in the exchange rate add or subtract from the asset value of the Portfolio. Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volume and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Government or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring. The risks of foreign investments are managed carefully but the Portfolio cannot guarantee against losses that might result from them.

Derivative instruments: The investment manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the investment manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A Portfolio will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Portfolios will designate cash or appropriate liquid assets to cover portfolio obligations. No more than 5% of each Portfolio's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of a Portfolio's assets at risk to 5%. Certain of the investments previously discussed, including mortgage-backed securities, are also generally regarded as derivatives. The Portfolios are not limited as to the percentage of their assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. Securities and instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The investment manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of a Portfolio's net assets will be held in securities and other instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of a Portfolio's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the boards.

Lending portfolio securities: Each Portfolio may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless holders of a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of a Portfolio's net assets.

Valuing Fund shares

The net asset value (NAV) is the value of a single Fund share. It is the total value of a Fund's investments in the corresponding Portfolio and other assets, less any liabilities, divided by the number of shares outstanding. The NAV is the price at which you purchase Fund shares and the price you receive when you sell your shares. It usually changes from day to day, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities held by a Portfolio are valued as of the close of each business day. In valuing assets:


o    Securities and assets with available market values are valued on that basis


o    Securities maturing in 60 days or less are valued at amortized cost


o Assets without readily available market values are valued according to methods selected in good faith by the board


How to purchase, exchange or redeem shares

How to purchase shares


You may purchase  shares of the Funds through an Investment  Management  Account
(IMA) maintained with the Distributor. There is no fee to open an IMA account. Payment for shares must be made directly to the Distributor.

Complete an IMA Account Application (available by calling 800-AXP-SERV) and mail the application to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Corporations and other organizations should contact the Distributor to determine which additional forms may be necessary to open an IMA account.

If you already have an IMA account, you may buy shares in the Funds as described below and need not open a new account.

You may deposit money into your IMA account by check, wire or many other forms of electronic funds transfer (securities may also be deposited). All deposit checks should be made payable to the Distributor. If you would like to wire funds into your existing IMA account, please contact the Distributor at 800-AXP-SERV for instructions.

Minimum Fund investment requirements. Your initial investment in a Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts and certain other retirement plans). The minimum subsequent investment is $100. These requirements may be reduced or waived as described in the SAI.

When and at what price shares will be purchased. You must have money available in your IMA account in order to purchase Fund shares. If your request and payment (including money transmitted by wire) are received and accepted by the Distributor before 2 p.m. Central time, your money will be invested at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day. If your request and payment are received after that time, your request will not be accepted or your payment invested until the next business day. See "Valuing Fund shares."

Methods of purchasing shares. There are three convenient ways to purchase shares of the Funds. You may choose the one that works best for you. The Distributor will send you confirmation of your purchase request.

By phone:

         You may use money in your IMA account to make initial and subsequent purchases. To place your order, call 800-AXP-SERV.

By mail:

         Written purchase requests (along with any checks) should be mailed to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196, and should contain the following information:

          o    your IMA account number (or an IMA Account Application)


          o the name of the Fund(s) and the dollar amount of shares you would like purchased

         Your check should be made out to the Distributor. It will be deposited into your IMA account and used, as necessary, to cover your purchase request.

By systematic purchase:

         Once you have opened an IMA account, you may authorize the Distributor to automatically purchase shares on your behalf at intervals and in amounts selected by you. See "Systematic purchase plans."

Other purchase information. Each Fund reserves the right, in its sole discretion and without prior notice to shareholders, to withdraw or suspend all or any part of the offering made by this prospectus, to reject purchase requests or to change the minimum investment requirements. All requests to purchase shares of the Fund are subject to acceptance by the Fund and the Distributor and are not binding until confirmed or accepted in writing. The Distributor will charge a $15 service fee against an investor's IMA account if his or her investment check is returned because of insufficient or uncollected funds or a stop payment order.

How to exchange shares

The exchange privilege allows you to exchange your investment in a Fund at no charge for shares of other funds in the Strategist Fund Group available in your state. For complete information on any other fund, read that fund's prospectus carefully. Any exchange will involve the redemption of Fund shares and the purchase of shares in another fund on the basis of the net asset value per share of each fund. An exchange may result in a gain or loss and is a taxable event for federal income tax purposes. When exchanging into another fund you must meet that fund's minimum investment requirements. Each Fund reserves the right to modify, terminate or limit the exchange privilege. The current limit is four exchanges per calendar year. The Distributor and the Funds reserve the right to reject any exchange, limit the amount or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Funds and their shareholders.

How to redeem shares

The price at which shares will be redeemed. Shares will be redeemed at the net asset value per share next determined after receipt by the Distributor of proper redemption instructions, as described below.

High Yield Fund imposes a 0.50% redemption fee for shares redeemed or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.

Payment of redemption proceeds. Normally, payment for redeemed shares will be credited directly to your IMA account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your redemption instructions in proper form. Redemption proceeds will be held there or mailed to you depending on the account standing instructions you selected.

If you recently purchased shares by check, your redemption proceeds may be held in your IMA account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.


A redemption is a taxable transaction. If the proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability. Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.


Methods of exchanging or redeeming shares

By phone:


You may exchange or redeem your shares by calling 800-AXP-SERV. If you experience difficulties in exchanging or redeeming shares by telephone, you can mail your exchange or redemption requests as described below.


To properly process your telephone exchange or redemption request we will need the following information:

o your IMA account number and your name (for exchanges, both funds must be registered in the same ownership)
o    the name of the fund from which you wish to exchange or redeem shares
o    the dollar amount or number of shares you want to exchange or redeem
o    the name of the fund into which shares are to be exchanged, if applicable

Telephone exchange or redemption requests received before 2 p.m. (Central time) on any business day, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day.

By mail:

You may also request an exchange or redemption by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Once an exchange or redemption request is mailed it is irrevocable and cannot be modified or canceled.

To properly process your mailed exchange or redemption request, we will need a letter from you that contains the following information:

o    your IMA account number
o    the name of the fund from which you wish to exchange or redeem shares
o    the dollar amount or number of shares you want to exchange or redeem
o    the name of the fund into which shares are to be exchanged, if applicable
o a signature of at least one of the IMA account holders in the exact form specified on the account


Telephone transactions. You may make purchase, redemption and exchange requests by mail or by calling 800-AXP-SERV. The privilege to initiate transactions by telephone is automatically available through your IMA account. Each Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. This includes asking identifying questions and tape recording calls. If these procedures are followed, a Fund will not be liable for losses due to unauthorized or fraudulent instructions. Telephone privileges may be modified or discontinued at any time.


Systematic purchase plans

The Distributor offers a Systematic Purchase Plan (SPP) that allows you to make periodic investments in the Funds automatically and conveniently. A SPP can be used as a dollar cost averaging program and saves you the time and expense associated with writing checks or wiring funds.

Investment minimums: You can make automatic investments in any amount, from $100 to $50,000.

Investment methods: Automatic investments are made from your IMA account and you
may  select  from  several  different   investment  methods  to  make  automatic
investment(s):

a) Using uninvested cash in your IMA account: If you elect to use this option to make your automatic investments, uninvested cash in your IMA account will be used to make the investment and, if necessary, shares of your Money Market Fund will be redeemed to cover the balance of the purchase.

b) Using bank authorizations: If you elect to use this option to make your automatic investments, money is transferred from your bank checking or savings account into your IMA account and is then used to make automatic investments.


If you elect to use bank authorizations for your automatic investments, you will select a transfer date (when the money is transferred into your IMA account). If you change your bank authorization date, it may also be necessary to change your automatic investment date to coincide with the new transfer date.

Investment frequency: You can select the frequency of your automatic investments (example: twice monthly, monthly or quarterly). Quarterly investments are made on the date selected in the first month of each quarter (January, April, July and October).

Changing instructions to an already established plan: If you want to change the fund(s) selected for your SPP you may do so by calling 800-AXP-SERV, or by sending written instructions clearly outlining the changes to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Written notification must include the following:

     o    The funds with SPP that you want to cancel

     o The newly selected fund(s) in which you want to begin making automatic investments and the amount to be invested in each fund

     o The investment frequency and investment dates for your new automatic investments

Terminating your SPP. If you wish to terminate your SPP, you may call 800-AXP-SERV, or send written instructions to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196.

Terminating bank authorizations. If you wish to terminate your bank authorizations, you may do so at any time by notifying American Express Financial Direct in writing or by calling 800-AXP-SERV. Your bank authorization will not automatically terminate when you cancel your SPP.

IMPORTANT: If you are canceling your bank authorizations and you wish to cancel your SPP, you must also provide instructions stating that the Distributor should cancel your SPP. You may notify the Distributor by sending written instructions to the address above or telephoning 800-AXP-SERV. Your systematic investments will continue using IMA account assets if the Distributor does not receive notification to terminate your systematic investments as well.

To avoid procedural difficulties, the Distributor should receive instructions to change or terminate your SPP or bank authorizations at least 10 days prior to your scheduled investment date.

Other important information

Minimum balance and account requirements. Each Fund reserves the right to redeem your shares if, as a result of redemptions, the aggregate value of your holdings in the Fund drops below $1,000 ($500 in the case of custodial accounts, IRAs and other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your IMA account, the Fund will automatically redeem your shares.

Wire transfers to your bank. Funds can be wired from your IMA account to your bank account. Call the Distributor for additional information on wire transfers. A $15 service fee will be charged against your IMA account for each wire sent.

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering being made by this prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Funds or their Distributor. This prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not be lawfully made.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, you will receive these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

Quick telephone reference

American Express Financial Direct Team
Fund performance,  objectives and account inquiries,  redemptions and exchanges,
dividend   payments  or  reinvestments   and  automatic   payment   arrangements
800-AXP-SERV

TTY Service
For the hearing impaired
800-710-5260

Distributions and taxes

As a shareholder you are entitled to your share of a Fund's net income and any net gains realized on its investments. Each Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences that you should know about.


Dividend and capital gain distributions


A Portfolio allocates investment income from dividends and interest and net realized capital gains or losses, if any, to a Fund. A Fund deducts direct and allocated expenses from the investment income. A Fund's net investment income is distributed to you monthly as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. A Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. These long-term capital gains will be subject to differing tax rates depending on the holding period of the underlying investments. Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)


Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares of a Fund, unless you request the Fund in writing or by phone to pay distributions to you in cash.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)


If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares. Prior to reinvestment no interest will accrue on amounts represented by uncashed distribution or redemption checks.


Taxes

The Funds have received a Private Letter Ruling from the Internal Revenue Service stating that, for purposes of the Internal Revenue Code, each Fund will be regarded as directly holding its allocable share of the income and gain realized by the Portfolio.

Distributions are subject to federal income tax. In certain states, Fund distributions, to the extent they consist of interest from securities of the U.S. government and certain of its agencies or instrumentalities, may be exempt from state and local taxes. Interest from obligations which are merely guaranteed by the U.S. government or one of its agencies, such as GNMA certificates, is generally not entitled to this exemption. Distributions are taxable in the year the respective Fund declares them regardless of whether you take them in cash or reinvest them.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.


Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). Long-term capital gains will be taxed at rates that vary depending upon the holding period. Long-term capital gains are divided into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months.


Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o    criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.


How to determine the correct TIN

                                                     Use the Social Security or
For this type of account:                            Employer Identification number of:
Individual or joint account                          The individual or individuals listed
                                                     on the account

Custodian account of a minor                         The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                                       The grantor-trustee (the person
                                                     who puts the money into the trust)

An irrevocable trust, pension                        The legal entity (not the
trust or estate                                      personal representative or trustee,
                                                     unless no legal entity is designated
                                                     in the account title)

Sole proprietorship                                  The owner

Partnership                                          The partnership

Corporate                                            The corporation

Association, club or                                 The organization
tax-exempt organization

For details on TIN requirements, call 800-AXP-SERV for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to each Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Funds and Portfolios are organized

Shares

The Company currently is composed of three Funds, each issuing its own series of capital stock. Each Fund is owned by its shareholders. All shares issued by a Fund are of the same class -- capital stock. Par value is 1 cent per share. Both full and fractional shares can be issued.

The shares of each Fund making up the Company represent an interest in that Fund's assets only (and profits or losses), and, in the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Funds have cumulative voting rights.

Shareholder meetings

The Company does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the Company's outstanding shares, to elect or remove board members.

Special considerations regarding master/feeder structure

Each Fund pursues its goals by investing its assets in a master fund called a Portfolio. This means that a Fund does not invest directly in securities; rather the respective Portfolio invests in and manages its portfolio of securities. The goals and investment policies of each Portfolio are described under the captions "Investment policies and risks" and "Facts about investments and their risks." Additional information on investment policies may be found in the SAI.

Board considerations: The board considered the advantages and disadvantages of investing each Fund's assets in the respective Portfolio. The board believes that the master/feeder structure will be in the best interest of each Fund and its shareholders since it offers the opportunity for economies of scale. A Fund may redeem all of its assets from the corresponding Portfolio at any time. Should the board determine that it is in the best interest of a Fund and its shareholders to terminate its investment in the Portfolio, it would consider hiring an investment advisor to manage the Fund's assets, or other appropriate options. A Fund would terminate its investment if the Portfolio changed its goals, investment policies or restrictions without the same change being approved by the Fund.

Other feeders: Each Portfolio sells securities to other affiliated mutual funds and may sell securities to non-affiliated investment companies and institutional accounts (known as feeders). These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of a Fund. Information about other feeders may be obtained by calling a service representative at 800-437-3133.

Each feeder that invests in a Portfolio is different and activities of its investors may adversely affect all other feeders, including the Fund. For example, if one feeder decides to terminate its investment in a Portfolio, that Portfolio may elect to redeem in cash or in kind. If cash is used, the Portfolio will incur brokerage, taxes and other costs in selling securities to raise the cash. This may result in less investment diversification if entire investment positions are sold, and it also may result in less liquidity among the remaining assets. If in-kind distribution is made, a smaller pool of assets remains that may affect brokerage rates and investment options. In both cases, expenses may rise since there are fewer assets to cover the costs of managing those assets.


Shareholder meetings: Whenever a Portfolio proposes to change a fundamental investment policy or to take any other action requiring approval of its security holders, the corresponding Fund will hold a shareholder meeting. The Fund will vote for or against the Portfolio's proposals in proportion to the vote it receives for or against the same proposals from its shareholders.


Board members and officers

Shareholders of the Company elect a board that oversees the operations of the Funds and chooses the Company's officers. The Company's officers are responsible for day-to-day business decisions based on policies set by the board. Information about the board members and officers of both the Company and the Trust is found in the SAI under the caption "Board Members and Officers."

Investment manager

Each Portfolio pays the Advisor for managing its assets. Each Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the Advisor is paid a fee for these services based on the average daily net assets of each Portfolio, as follows:

Government Income Portfolio and
Quality Income Portfolio

Assets                       Annual rate at
(billions)                  each asset level
First    $1.0                   0.520%
Next      1.0                   0.495
Next      1.0                   0.470
Next      3.0                   0.445
Next      3.0                   0.420
Over      9.0                   0.395

High Yield Portfolio

Assets                       Annual rate at
(billions)                  each asset level
First    $1.0                   0.590%
Next      1.0                   0.565
Next      1.0                   0.540
Next      3.0                   0.515
Next      3.0                   0.490
Over      9.0                   0.465


For the fiscal year ended May 31, 1998, the Advisor received investment management fees of .50% of its average daily net assets for Government Income Portfolio, .56% for High Yield Portfolio and .51% for Quality Income Portfolio. Under the agreement, each Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.


Administrator and transfer agent


Under an Administrative Services Agreement, each Fund pays the Advisor for administration and accounting services at an annual rate that decreases as assets increase. For each Fund, the fee ranges from 0.05% to 0.025%.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each fund pays AECSC an annual fee for each Fund of $25 per shareholder account.


Distributor

The Funds sell shares through the Distributor under a Distribution Agreement. The Distributor is located at P.O. Box 59196, Minneapolis, MN 55459-0196 and is a wholly-owned subsidiary of Travel Related Services, Inc., a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. Financial consultants representing the Distributor provide information to investors about individual investment programs, the Funds and their operations, new account applications, exchange and redemption requests. The Funds reserve the right to sell shares through other financial intermediaries or broker/dealers. In that event, the account terms would also be governed by rules that the intermediary may establish.


To help defray costs, including costs for marketing, sales administration, training, overhead, direct marketing programs, advertising and related functions, the Funds pay the Distributor a distribution fee, also known as a 12b-1 fee. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.25% of that Fund's average daily net assets for distribution-related services.
This fee will not cover all of the costs incurred by the Distributor.

Total expenses paid by each Fund for the fiscal year ended May 31, 1998, were 1.09% of average daily net assets for Government Income Fund, .72% for High Yield Fund and .97% for Quality Income Fund.


About the Advisor

The Advisor is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly-owned subsidiary of American Express Company. The Portfolios may pay brokerage commissions to broker-dealer affiliates of the Advisor.


Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which would have a material impact on the operations of the Funds. The Funds have no computer systems of its own but is dependent upon the systems maintained by the Advisor and certain other third parties.

A comprehensive review of the Advisor's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. The Advisor's goal is to complete internal remediation and testing of each of its critical systems by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of other third parties whose system failures could have an impact on the Funds' operations currently is being evaluated. The companies or governments in which the Portfolio invests also may be adversely affected by Year 2000 issues. This may affect the value of the Portfolio investments. The potential materiality of any impact is not known at this time.

Appendix A

Description of corporate bond ratings

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D. The following is a compilation of the two agencies' rating descriptions.
For further information, see the SAI.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Portfolio's objectives and policies. When assessing the risk involved in each non-rated security, the Portfolio will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Definitions of zero-coupon and pay-in-kind securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

Appendix B

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments a Portfolio may use. At various times a Portfolio may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Portfolio's investment goals and policies. For more information on these instruments, see the SAI.

Options and futures contracts - An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. A Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge a Portfolio's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities - Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities - The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Inverse floaters - Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

Structured products - Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                          STRATEGIST INCOME FUND, INC.


                                  July 30, 1998


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Annual Report which may be obtained by calling American Express Financial Direct, 800-AXP-SERV (TTY: 800-710-5260) or by writing to P.O. Box 59196, Minneapolis, MN 55459-0196.


This SAI is dated July 30, 1998, and it is to be used with the Funds' prospectus dated July 30, 1998, and the Annual Report for the fiscal year ended May 31, 1998.

                                TABLE OF CONTENTS

Goals and Investment Policies.....................................See Prospectus

Additional Investment Policies..............................................p. 4

Security Transactions......................................................p. 14

Brokerage Commissions Paid to Brokers Affiliated with the Advisor..........p. 17

Performance Information....................................................p. 18

Valuing Fund Shares........................................................p. 21

Investing in the Funds.....................................................p. 22

Redeeming Shares...........................................................p. 23

Taxes......................................................................p. 24

Agreements.................................................................p. 25

Organizational Information.................................................p. 28

Board Members and Officers.................................................p. 28


Compensation for the Fund and Portfolio Board Members......................p. 30


Independent Auditors.......................................................p. 35


Financial Statements...........................................See Annual Report


Prospectus.................................................................p. 36

Appendix A: Description of Commercial Paper Ratings........................p. 37

Appendix B: Foreign Currency Transactions..................................p. 38


Appendix C: Investing in Foreign Securities................................p. 43


Appendix D: Options and Interest Rate Futures Contracts....................p. 44

Appendix E: Mortgage-Backed Securities.....................................p. 50

Appendix F: Mortgage Pass-Through Certificates.............................p. 51

Appendix G: Dollar-Cost Averaging..........................................p. 54

ADDITIONAL INVESTMENT POLICIES


Strategist Income Fund, Inc. (the Company) is a series mutual fund with three series of capital stock representing interests in Strategist Government Income Fund (Government Income Fund), Strategist High Yield Fund (High Yield Fund) and Strategist Quality Income Fund (Quality Income Fund). (Government Income Fund, High Yield Fund and Quality Income Fund are collectively referred to as the Funds, and individually, a Fund). Each Fund is a diversified mutual fund with its own goals and investment policies. Each of the Funds seeks to achieve its goals by investing all of its assets in a corresponding series (each a Portfolio) of Income Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities.

Fundamental investment policies adopted by a Fund or Portfolio cannot be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, as defined in the Investment Company Act of 1940 as amended (the 1940 Act). Whenever a Fund is requested to vote on a change in the investment policies of the corresponding Portfolio, the Company will hold a meeting of Fund shareholders and will cast the Fund's vote as instructed by the shareholders.


Notwithstanding any of the Funds' other investment policies, each Fund may invest its assets in an open-end management investment company having the same investment objectives, policies and restrictions as that Fund for the purpose of having those assets managed as part of a combined pool.

Investment Policies applicable to Government Income Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

`Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio and Fund have not borrowed in the past and have no present intention to borrow.


`Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

`Purchase more than 10% of the outstanding voting securities of an issuer.

`Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Make a loan of any part of its assets to American Express Financial Corporation (the Advisor), to the board members and officers of the Advisor or to its own board members and officers.

`Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.


`Lend Portfolio securities in excess of 30% of its net assets. The current policy of the Portfolio's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Portfolio receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.


`Issue senior securities, except this restriction shall not be deemed to prohibit the Portfolio from borrowing from banks, using options or futures contracts, lending its securities or entering into repurchase agreements.

`Buy any property or security (other than securities issued by the Portfolio) from any board member or officer of the Advisor or the Portfolio, nor will the Portfolio sell any property or security to them.

`Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Portfolio's total assets, based on current market value at the time of purchase, can be invested in any one industry.

The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:

`Buy on margin or sell short, except the Portfolio may enter into interest rate futures contracts.


`Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.


`Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

`Invest more than 5% of its net assets in warrants.


`Invest more than 10% of its total assets in securities of investment companies. The Portfolio has no current intention to invest in securities of other investment companies.


`Invest in a company to control or manage it.

`Invest in exploration or development programs, such as oil, gas or mineral leases.


`Invest more than 10% of the Portfolio's net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.


In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.


The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.


The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Portfolio also may purchase short-term commercial paper rated P-2 or better by Moody's Investors Service, Inc. (Moody's) or A-2 or better by Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired.

Investment Policies applicable to High Yield Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

`Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio and Fund have not borrowed in the past and have no present intention to borrow.


`Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

`Purchase more than 10% of the outstanding voting securities of an issuer.

`Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.


`Lend Portfolio securities in excess of 30% of its net assets. The current policy of the Portfolio's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Portfolio receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

`Issue senior securities, except this restriction shall not be deemed to prohibit the Portfolio from borrowing from banks, using options or futures contracts, lending its securities or entering into repurchase agreements.


`Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Portfolio's total assets, based on current market value at the time of purchase, can be invested in any one industry.


The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:


`Buy on margin or sell short, except the Portfolio may enter into interest rate future contracts.

`Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

`Invest more than 10% of its total assets in securities of investment companies. The Portfolio has no current intention to invest in securities of other investment companies.


`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

`Invest in a company to control or manage it.

`Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

`Invest more than 5% of its net assets in warrants.


`Invest more than 10% of the Portfolio's net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Portfolio also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired.

The Portfolio may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.

Investment Policies applicable to Quality Income Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

`Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio and Fund have not borrowed in the past and have no present intention to borrow.


`Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

`Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Portfolio's total assets, based on current market value at time of purchase, can be invested in any one industry.

`Purchase more than 10% of the outstanding voting securities of an issuer.

`Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Make a loan of any part of its assets to the Advisor, to the board members and officers of the Advisor or to its own board members and officers.

`Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.


`Lend Portfolio securities in excess of 30% of its net assets. The current policy of the Portfolio's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Portfolio receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.


`Issue senior securities, except this restriction shall not be deemed to prohibit the Portfolio from borrowing from banks, using options or futures contracts, lending its securities or entering into repurchase agreements.

The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:


`Buy on margin or sell short, except the Portfolio may enter into interest rate futures contracts.

`Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.


`Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.


`Invest more than 10% of its total assets in securities of investment companies. The Portfolio has no current intention to invest in securities of other investment companies.


`Invest in a company to control or manage it.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 5% of its net assets in warrants.


`Invest more than 10% of the Portfolio's net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.


In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor to the Portfolio, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor to the Portfolio, under guidelines established by the board, will evaluate relevant factors, such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to limitations on foreign investments described in the prospectus. The Portfolio also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired.

The Portfolio may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.


For a description of commercial paper rating, see Appendix A. For a discussion on foreign currency transactions, see Appendix B. For a discussion on investing in foreign securities, see Appendix C. For a discussion on options and interest rate futures contracts, see Appendix D. For a discussion on mortgage-backed securities, see Appendix E. For a discussion on mortgage pass-through certificates, see Appendix F. For a discussion on dollar-cost averaging, see Appendix G.


SECURITY TRANSACTIONS

Subject to policies set by the board, the Advisor is authorized to determine, consistent with each Fund's and Portfolio's investment goals and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, the Advisor has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board.

The Advisor has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. The Advisor carefully monitors compliance with its Code of Ethics.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing the Advisor to do so to the extent authorized by law, if the Advisor determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the Advisor's overall responsibilities to the portfolios advised by the Advisor.

Research provided by brokers supplements the Advisor's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. The Advisor has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the SEC.

Normally, a Portfolio's securities are traded on a principal rather than an agency basis. In other words, the Advisor will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The Advisor does not pay the dealer commissions. Instead the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the Advisor must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the Advisor to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the Advisor, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the Advisor, in order to obtain research and brokerage services, to cause the Portfolio to pay a commission in excess of the amount another broker might have charged. The Advisor has advised the Trust it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the Advisor believes it may obtain better overall execution. The Advisor has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the Advisor in providing advice to all the trusts in the Preferred Master Trust Group, their corresponding funds and other accounts advised by the Advisor, even though it is not possible to relate the benefits to any particular fund, portfolio or account.


Each investment decision made for a Portfolio is made independently from any decision made for other portfolios, funds or other accounts advised by the Advisor or any of its subsidiaries. When a Portfolio buys or sells the same security as another portfolio, fund or account, the Advisor carries out the purchase or sale in a way the Trust agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a Portfolio, a Portfolio hopes to gain an overall advantage in execution. The Advisor has assured the Trust it will continue to seek ways to reduce brokerage costs.

On  a  periodic  basis,  the  Advisor  makes  a  comprehensive   review  of  the
broker-dealers it uses and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.


Government Income Portfolio, High Yield Portfolio and Quality Income Portfolio paid total brokerage commissions of $1,514,430, $49,511 and $61,088 for the fiscal year ended May 31, 1998 and $-0-, $90,680 and $75,832 for fiscal year 1997, respectively. The Portfolios began operations on June 10, 1996. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to a Portfolio.


As of the fiscal year ended May 31, 1998, Government Income and High Yield Portfolios held no securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

As of the fiscal year ended May 31, 1998, Quality Income Portfolio listed held securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

Name of Issuer                               Value of Securities Owned
                                               at End of Fiscal Year
Quality Income Portfolio
   Bank of America                                 $  5,219,650
   Equitable Securities Corp.                         5,456,300
   First Chicago Capital Markets Inc.                 8,131,312
   Morgan (J.P.) Securities Inc.                      8,698,305
   NationsBank                                        9,785,483
   Salomon Brothers Inc.                             14,453,100

For the fiscal years 1998 and 1997, the portfolio turnover rates were 159% and 146% for Government Income Portfolio, 81% and 92% for High Yield Portfolio and 20% and 31% for Quality Income Portfolio. Higher turnover rates may result in higher brokerage expenses. A high turnover rate (in excess of 100%) results in higher fees and expenses. For periods prior to the commencement of operations of Government Income Portfolio, High Yield Portfolio and Quality Income Portfolio, turnover rates are based on the turnover rates of the corresponding IDS funds, which transferred all of their assets to the Portfolios on June 10, 1996.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE ADVISOR

Affiliates of American Express Company (American Express) (of which the Advisor is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of a Portfolio according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. The Advisor will use an American Express affiliate only if (i) the Advisor determines that a Portfolio will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for a Portfolio and (ii) the affiliate charges a Portfolio commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

The Advisor may direct brokerage to compensate an affiliate. The Advisor will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. The Advisor owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to the Advisor and in turn the Advisor will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.


No brokerage commissions were paid to brokers affiliated with the Advisor for the fiscal year ended May 31, 1998.


PERFORMANCE INFORMATION

The Funds may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by the Funds are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Funds to compute performance follows below.

Average annual total return

A Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

where:           P =  a hypothetical initial payment of $1,000
                 T =  average annual total return
                 n =  number of years
               ERV =  ending  redeemable  value  of  a  hypothetical   $1,000
                      payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

A Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:           P =  a hypothetical initial payment of $1,000
               ERV =  ending  redeemable  value  of  a  hypothetical   $1,000
                      payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

A Fund may calculate an annualized yield by dividing the net investment income per share deemed earned during a period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                            Yield = 2[(a-b + 1)6 - 1]
                                       cd

where: a = dividends and interest earned during the period b = aggregate expenses accrued for the period (net of reimbursements)
                 c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                 d = the maximum offering price per share on the last day of the period


The Fund's annualized yield was 6.53% for Government Income Fund, 13.39% for High Yield Fund and 5.60% for Quality Income Fund for the 30-day period ended May 29, 1998.


A Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for each corresponding Portfolio's securities. It is not necessarily indicative of the amount which was or may be paid to a Fund's shareholders. Actual amounts paid to a Fund's shareholders are reflected in the distribution yield.

Distribution yield

Distribution yield is calculated according to the following formula:

                          D divided by POP F equals DY
                         30             30

where:           D =  sum of dividends for 30-day period
               POP =  sum of public offering price for 30-day period
                 F = annualizing factor DY = distribution yield


The Fund's distribution yield was 6.27% for Government Income Fund, 14.47% for High Yield Fund and 6.48% for Quality Income Fund for the 30-day period ended May 29, 1998.


In its sales material and other communications, a Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service. On June 10, 1996, IDS Federal Income Fund, IDS Selective Fund and IDS Extra Income Fund (the IDS Funds), three open-end investment companies managed by the Advisor, transferred all of their respective assets, to Government Income Portfolio, Quality Income Portfolio and High Yield Portfolio, respectively, in exchange for units of the Portfolios. Also on June 10, 1996, Government Income Fund, Quality Income Fund and High Yield Fund transferred all of their respective assets to the corresponding Portfolio of the Trust in connection with the commencement of their operations.


On March 20, 1995, the IDS Funds converted to a multiple class structure pursuant to which three classes of shares are offered: Class A, Class B and Class Y. Class A shares are sold with a 5% sales charge, a 0.175% service fee and no 12b-1 fee. Performance for periods prior to June 10, 1996 is based on the performance of the corresponding IDS Fund adjusted for differences in sales charges. For the period from March 20, 1995 to June 10, 1996, performance is based on the performance of Class A shares of the corresponding IDS Fund. The historical performance for these periods has not been adjusted for any difference between the estimated aggregate fees and expenses of the Funds and historical fees and expenses of the IDS Funds.

VALUING FUND SHARES

The value of an individual share is determined by using the net asset value before shareholder transactions for the day and dividing that figure by the number of shares outstanding at the end of the previous day.


On June 1, 1998, the first business day following the end of the fiscal year, the computations looked like this:

                        Net assets                          Shares
                          before                        outstanding at                     Net asset value
Fund                   shareholder       divided by       the end of          equals         of one share
                       transactions                      previous day
-------------------- ----------------- --------------- ----------------- ----------------- -----------------
Government Income    $   658,366                          132,197                               $4.98
High Yield             1,138,057                          246,867                                4.61
Quality Income           673,826                           71,602                                9.41


In determining net assets before shareholder transactions, the securities held by each Fund's corresponding Portfolio are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):


`Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.


`Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

`Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

`Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

`Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

`Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.


`Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.


`Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, American Express Service Corporation (the Distributor) and each of the Funds will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


INVESTING IN THE FUNDS

Each Fund's minimum initial investment requirement is $2,000 ($1,000 for Custodial Accounts, Individual Retirement Accounts and certain other retirement plans). Subsequent investments of $100 or more may be made. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors.


The Securities Investor Protection Corporation (SIPC) will provide account protection, in an amount up to $500,000, for securities including Fund shares (up to $100,000 protection for cash), held in an Investment Management Account maintained with the Distributor. Of course, SIPC account protection does not protect shareholders from share price fluctuations.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds (or a Fund) to redeem shares for more than seven days. Such emergency situations would occur if:

`The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or


`Disposal of a Portfolio's securities is not reasonably practicable or it is not reasonably practicable for a Fund to determine the fair value of its net assets, or

`The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.


Should each Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.


Redemptions by a Fund

Each Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of each Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRAs and other retirement plans). In any event, before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the accounts to at least $1,000.


Redemptions in Kind

The Company has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates each Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of that Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, each Fund reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.


TAXES


Dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a Fund's dividend that is attributable to dividends the Fund has received from domestic (U.S.) securities. For the fiscal year ended May 31, 1998, none of Government Income Fund's net investment income dividends, 7.10% of High Yield Fund's net investment income dividends and 0.80% of Quality Income Fund's net investment income dividends qualified for the corporate deduction.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year; however, recent tax laws have divided long-term capital gains into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months. Short-term capital gains earned by a Fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income, not capital gain.

You may be able to defer taxes on current income from a Fund by investing through an IRA, 401(k) plan account or other qualified retirement account. If you move all or part of a non-qualified investment in a Fund to a qualified account, this type of exchange is considered a redemption of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations.


Under federal tax law, by the end of a calendar year a Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. A Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. A Fund intends to comply with federal tax law and avoid any excise tax.

Quality Income Fund and High Yield Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement


The Trust, on behalf of each Portfolio, has an Investment Management Services Agreement with the Advisor. For managing the assets of the Portfolios, the Advisor is paid a fee based upon the following schedule. Each Fund pays its proportionate share of the fee.


                                                                 Government Income Portfolio and
                High Yield Portfolio                                 Quality Income Portfolio

          Assets                 Annual rate at                 Assets                 Annual rate at
        (billions)              each asset level              (billions)              each asset level
       First   $1.0                  0.590%                   First   $1.0                0.520%
       Next     1.0                  0.565                    Next     1.0                0.495
       Next     1.0                  0.540                    Next     1.0                0.470
       Next     3.0                  0.515                    Next     3.0                0.445
       Next     3.0                  0.490                    Next     3.0                0.420
       Over     9.0                  0.465                    Over     9.0                0.395


On May 31, 1998, the daily rates applied to the Portfolio's net assets on an annual basis were equal to 0.499% for Government Income Portfolio, 0.551% for High Yield Portfolio and 0.511% for Quality Income Portfolio. The fee is calculated for each calendar day on the basis of net assets at the close of business two days prior to the day for which the calculation is made.

The management fee is paid monthly. For the fiscal year ended May 31, 1998, the total amount paid was $11,996,865 for Government Income Portfolio, $20,715,160 for High Yield Portfolio and $8,256,904 for Quality Income Portfolio; for fiscal year 1997, the total amount paid was $9,593,937 for Government Income Portfolio, $15,766,458 for High Yield Portfolio and $8,563,732 for Quality Income Portfolio; for fiscal year 1996, the total amount paid was $7,421,829 for Government Income Portfolio, $9,170,111 for High Yield Portfolio and $4,416,446 for Quality Income Portfolio. The amounts are allocated among the Funds investing in the Portfolios.


Under the Agreement, each Portfolio also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending portfolio securities; and expenses properly payable by each Portfolio, approved by the board. For the fiscal year ended May 31, 1998, Government Income Portfolio and Government Income Fund paid nonadvisory expenses of $296,069, High Yield Portfolio and High Yield Fund paid nonadvisory expenses of $205,439 and Quality Income Portfolio and Quality Income Fund paid nonadvisory expenses of $183,238; for fiscal year 1997, Government Income Portfolio and Government Income Fund paid nonadvisory expenses of $218,943, High Yield Portfolio and High Yield Fund paid nonadvisory expenses of $127,018 and Quality Income Portfolio and Quality Income Fund paid nonadvisory expenses of $200,428; for fiscal year 1996, Government Income Portfolio and Government Income Fund paid nonadvisory expenses of $1,168, High Yield Portfolio and High Yield Fund paid nonadvisory expenses of $1,402 and Quality Income Portfolio and Quality Income Fund paid nonadvisory expenses of $1,209.


Administrative Services Agreement

The Company, on behalf of each Fund, has an Administrative Services Agreement with the Advisor. Under this agreement, each Fund pays the Advisor for providing administration and accounting services. The fee is payable from the assets of each Fund and is calculated as follows:

               Government Income Fund,
                 High Yield Fund and
                 Quality Income Fund

          Assets                 Annual rate at
        (billions)              each asset level
        ----------              ----------------
       First   $1                    0.050%
       Next     1                    0.045
       Next     1                    0.040
       Next     3                    0.035
       Next     3                    0.030
       Over     9                    0.025


On May 31, 1998, the daily rates applied to the Funds' net assets on an annual basis were equal to 0.05% for Government Income Fund, 0.05% for High Yield Fund and 0.05% for Quality Income Fund. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. For the fiscal year ended May 31, 1998, the Funds paid fees of $294 for Government Income Fund, $527 for High Yield Fund and $308 for Quality Income Fund.


Under the agreement, each Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and expenses properly payable by each Fund approved by the board.

Transfer Agency Agreement


The Company, on behalf of each Fund, has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Funds' shares. The fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $25 per year and dividing by the number of days in the year. The fees paid to AECSC may be changed from time to time upon agreement of the parties without shareholder approval. For the fiscal year ended May 31, 1998, the Funds paid fees of $202 for Government Income Fund, $1,088 for High Yield Fund and $220 for Quality Income Fund.


Plan and Agreement of Distribution/Distribution Agreement


To help American Express Service Corporation (the Distributor) defray the costs of distribution and servicing, the Company and the Distributor have entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing shares of the Funds. Under the Plan, the Distributor is paid a fee at an annual rate of 0.25% of each Fund's average daily net assets.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which the expenditures were made. The Plan and any agreement related to it may be terminated at any time with respect to a Fund by vote of a majority of board members who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, by vote of a majority of the outstanding voting securities of a Fund or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Company and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal year ended May 31, 1998, the Funds paid fees of $1,685 for Government Income Fund, $2,637 for High Yield Fund and $1,533 for Quality Income Fund.

Custodian Agreement


The Trust's securities and cash for Government Income Fund are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The Trust's securities and cash for High Yield Fund and Quality Income Fund are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631. Each Fund also retains the custodian pursuant to a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Trust pays the custodian a maintenance charge per Portfolio and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


Total fees and expenses


For the fiscal year ended May 31, 1998, the Funds paid total fees and nonadvisory expenses, net of reimbursements and earnings credits, of $6,403 for Government Income Fund, $7,555 for High Yield Fund and $5,972 for Quality Income Fund. The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Dec. 31, 1998. Under this agreement, Government Income Fund and Quality Income Fund total expenses will not exceed 1.1% and High Yield Fund's total expenses will not exceed 1.2%.


ORGANIZATIONAL INFORMATION


Each Fund is a series of Strategist Income Fund, Inc., an open-end management investment company, as defined in the 1940 Act. The Company was incorporated on May 25, 1995 in Minnesota. The Company's headquarters are at IDS Tower 10, Minneapolis, MN 55440-0010.


BOARD MEMBERS AND OFFICERS


Directors of Strategist Fund Group


The following is a list of the Company's board members who are board members of all 15 funds in the Strategist Fund Group. All shares of the Funds have cumulative voting rights with respect to the election of board members.

Rodney P. Burwell
Born in 1939
Xerxes Corporation
7901 Xerxes Ave. S.
Minneapolis, MN


Chairman, Xerxes Corporation (fiberglass storage tanks). Director, Vaughn Communications, Sunbelt Nursery Group and Fairview Corporation.

Jean B. Keffeler
Born in 1945
3424 Zenith Avenue South
Minneapolis, MN

Business and management consultant. Director, National Computer Systems.


Brian Kleinberg
Born in 1957
American Express Company
World Financial Center
New York, NY

Vice president of all funds in the Strategist Fund Group. Executive vice president of American Express Financial Direct since 1997. Previously, executive vice president and general manager in the American Express Consumer Card
Services Group from October 1995 to August 1997, senior vice president of marketing and business development from August 1995 to October 1995 and senior vice president of consumer lending marketing from October 1991 to August 1995.


Thomas R. McBurney
Born in 1938
McBurney Management Advisors
1710 International Centre
900 2nd Ave. S.
Minneapolis, MN


President, McBurney Management Advisors. Director, The Valspar Corporation (paints), Wenger Corporation, Allina, Space Center Enterprises and Greenspring Corporation.


James A. Mitchell*
Born in 1941
2900 IDS Tower
Minneapolis, MN


President of all funds in the Strategist Fund Group. Executive vice president and director of the Advisor. Chairman of the board and chief executive officer of IDS Life Insurance Company. Director, IDS Life funds.


*Interested person of the Company by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

In addition to Mr. Mitchell, who is president, the Funds' other officers are:

Eileen J. Newhouse
Born in 1955
IDS Tower 10
Minneapolis, MN


Secretary of all funds in the Strategist Fund Group. Vice president and group counsel of the Advisor.

Matthew N. Karstetter
Born in 1961
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the Strategist Fund Group. Vice president of Investment Accounting for the Advisor since 1996. Prior to joining the Advisor, he served as vice president of State Street Bank's mutual fund service operation from 1991 to 1996.

Compensation for Fund Board Members

Once the assets of a Fund reach $20 million, members of the Fund's board who are not officers of the Advisor or an affiliate receive an annual fee of $1,000 for Government Income Fund, $1,000 for High Yield Fund and $1,000 for Quality Income Fund. Once the assets of all funds in the Strategist Fund Group reach $100 million, members of the board who are not officers of the Advisor or an affiliate also will receive a fee of $1,000 for attendance at board meetings. Board members serving more than one fund will receive an aggregate of $1,000 whether attending one or more meetings held on the same day. The cost of the fee will be shared by the funds served by the director.

During the fiscal year ended May 31, 1998, the independent members of the board received $1,750. On May 31, 1998, the Funds' board members and officers as a group owned less than 1% of the outstanding shares of a Fund.


Trustees of the Preferred Master Trust Group

The following is a list of the Trust's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley who does not serve the nine IDS Life funds). All units have cumulative voting rights with respect to the election of board members.

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.


Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.


William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of the Advisor.


David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of the Advisor.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).


William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN


Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).


Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY


Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).


Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN


President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).


John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN


Senior vice president of the Advisor.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers) and General Mills, Inc.
(consumer foods).

+    Member of executive committee.
'    Member of joint audit committee.
* Interested person of the Trust by reason of being an officer and employee of the Trust.
** Interested person of the Trust by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.


In addition to Mr. Pearce, who is chairman of the board, and Mr. Thomas who is president, the Trust's other officers are:


Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN


President of Board Services Corporation. Vice president, general counsel and secretary for the Trust.

Officers who are also officers and/or employees of the Advisor:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director   and  senior  vice   president-investments   of  the   Advisor.   Vice
president-investments for the Trust.


Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of the Advisor.  Vice president
- fixed income investments for the Trust.

Matthew N. Karstetter
Born in 1961
IDS Tower 10
Minneapolis, MN

Vice President of Investment Accounting for the Advisor since 1996. Treasurer for the Trust. Prior to joining the Advisor, he served as vice president of State Street Bank's mutual fund service operation from 1991 to 1996.

Compensation for Portfolio Board Members

Once the assets of the Portfolio reach $20 million, members of the Portfolio board who are not officers of a Portfolio or of the Advisor receive an annual fee of $900 for Government Income Portfolio, $1,400 for High Yield Portfolio and $900 for Quality Income Portfolio. They also receive attendance and other fees. These fees include for each day in attendance at meetings of the board, $50; for meetings of the Contracts and Investment Review Committees, $50; meetings of the Audit Committee, $25; for traveling from out-of-state, $9 for Government Income Portfolio, $14 for High Yield Portfolio and $9 for Quality Income Portfolio; and as Chair of the Contracts Committee, $86. Expenses for attending meetings are reimbursed.

During the fiscal year ended May 31, 1998, the independent members of the board for Government Income Portfolio, High Yield Portfolio and Quality Income Portfolio, for attending up to 27 meetings, received the following compensation:



                               Compensation Table
                         for Government Income Portfolio


                        Aggregate         Pensions or           Estimated annual   Total cash compensation
                        compensation      Retirement benefits   benefit upon       from the Preferred
Board Member            from the          accrued as            retirement         Master Trust Group
                        Portfolio         Portfolio expenses
H. Brewster Atwater, Jr.   $1,750                0                     0                  $101,100
Lynne V. Cheney             1,604                0                     0                    92,200
Robert F. Froehlke            850                0                     0                    49,000
Heinz F. Hutter             1,750                0                     0                   101,100
Anne P. Jones               1,654                0                     0                    95,200
Melvin R. Laird               643                0                     0                    36,800
Alan K. Simpson             1,470                0                     0                    84,200
Edson W. Spencer            1,975                0                     0                   114,600
Wheelock Whitney            1,775                0                     0                   102,700
C. Angus Wurtele            1,900                0                     0                   110,100


                               Compensation Table
                            for High Yield Portfolio


                        Aggregate         Pensions or           Estimated annual   Total cash compensation
                        compensation      Retirement benefits   benefit upon       from the Preferred
Board Member            from the          accrued as            retirement         Master Trust Group
                        Portfolio         Portfolio expenses
H. Brewster Atwater,       $2,250                  0                    0                 $101,100
Jr.
Lynne V. Cheney             2,134                  0                    0                   92,200
Robert F. Froehlke          1,100                  0                    0                   49,000
Heinz F. Hutter             2,250                  0                    0                  101,100
Anne P. Jones               2,184                  0                    0                   95,200
Melvin R. Laird               861                  0                    0                   36,800
Alan K. Simpson             1,995                  0                    0                   84,200
Edson W. Spencer            2,475                  0                    0                  114,600
Wheelock Whitney            2,275                  0                    0                  102,700
C. Angus Wurtele            2,400                  0                    0                  110,100


                               Compensation Table
                          for Quality Income Portfolio


                        Aggregate         Pensions or           Estimated annual   Total cash compensation
                        compensation      Retirement benefits   benefit upon       from the Preferred
Board Member            from the          accrued as            retirement         Master Trust Group
                        Portfolio         Portfolio expenses
H. Brewster Atwater,       $1,625                  0                    0                 $101,100
Jr.
Lynne V. Cheney             1,470                  0                    0                   92,200
Robert F. Froehlke            850                  0                    0                   49,000
Heinz F. Hutter             1,625                  0                    0                  101,100
Anne P. Jones               1,517                  0                    0                   95,200
Melvin R. Laird               643                  0                    0                   36,800
Alan K. Simpson             1,336                  0                    0                   84,200
Edson W. Spencer            1,850                  0                    0                  114,600
Wheelock Whitney            1,650                  0                    0                  102,700
C. Angus Wurtele            1,775                  0                    0                  110,100


INDEPENDENT AUDITORS


The Funds' and corresponding Portfolios' financial statements contained in the Annual Report to shareholders for the fiscal year ended May 31, 1998 were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90
S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

FINANCIAL STATEMENTS


The Independent Auditor's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1998 Annual Report to shareholders, pursuant to Section 30(d) of the 1940 Act, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.


PROSPECTUS


The prospectus dated July 30, 1998, is hereby incorporated in this SAI by reference.

APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated Prime-1 (P-1) by Moody's or A-1 by S&P indicates that the degree of safety regarding timely repayment is either overwhelming or very strong.

Commercial paper rated P-2 or A-2 indicates that capacity for timely payment on issues with this designation is strong.

APPENDIX B

FOREIGN CURRENCY TRANSACTIONS

Since investments in foreign countries usually involve currencies of foreign countries, and since Quality Income and High Yield Portfolio may hold cash and cash-equivalent investments in foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a Portfolio may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. A Portfolio conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A Portfolio also may enter into forward contracts when management of a Portfolio believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Portfolio's securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of a Portfolio's securities or other assets denominated in that currency.

A Portfolio will designate cash or securities in an amount equal to the value of a Portfolio's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of a Portfolio's commitments on such contracts.

At maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If a Portfolio retains a security and engages in an offsetting transaction, a Portfolio will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date a Portfolio enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, a Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for a Portfolio to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver.

A Portfolio's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although a Portfolio values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and unitholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies. A Portfolio may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities, a Portfolio may buy put options on the foreign currency. If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on a Portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to a Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, when a Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a Portfolio holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in a Portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A Portfolio may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A Portfolio may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of a Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Portfolio against price decline if the issuer's creditworthiness deteriorates. Because the value of a Portfolio's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a Portfolio's investments denominated in that currency over time.

A Portfolio will hold securities or other options or futures positions whose values are expected to offset its obligations. A Portfolio will not enter into an option or futures position that exposes a Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or
(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

APPENDIX C

INVESTING IN FOREIGN SECURITIES

         Investors  should  recognize  that  investing  in  foreign   securities
involves certain special considerations, including those set forth below and those described in the prospectus, which are not typically associated with investing in United States securities. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the United States and at times, volatility of price can be greater than in the United States. Further, foreign markets have different clearance, settlement, registration and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to such problems could cause that Portfolio to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., a portfolio does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Portfolio will endeavor to achieve the most favorable net results on their portfolio transactions. Further, a Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. It may be more difficult for a Portfolio's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social or economic instability, diplomatic developments which could affect United States investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries.

APPENDIX D

OPTIONS AND INTEREST RATE FUTURES CONTRACTS

A Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. A Portfolio may enter into interest rate futures contracts traded on any U.S. or foreign exchange. A Portfolio also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, a Portfolio could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less a commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a Portfolio and its unitholders by improving a Portfolio's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a Portfolio pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a Portfolio for investment purposes. Options permit a Portfolio to experience the change in the value of a security with a relatively small initial cash investment. The risk a Portfolio assumes when it buys an option is the loss of the premium. To be beneficial to a Portfolio, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. A Portfolio will write covered options when it feels it is appropriate and will follow these guidelines:

`Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with a Portfolio's goal.

`All options written by a Portfolio will be covered. For covered call options if a decision is made to sell the security, a Portfolio will attempt to terminate the option contract through a closing purchase transaction.


Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains.


If a covered call option is exercised, the security is sold by the Portfolio. A Portfolio will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If a Portfolio writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

Options on Government National Mortgage Association (GNMA) certificates and certain other securities are not actively traded on any exchange, but may be entered into directly with a dealer. When a Portfolio writes such an option, the Custodian will segregate assets as appropriate to cover the option. However, since the remaining principal balance of

GNMA certificates declines each month as a result of mortgage payments, a Portfolio may find that the GNMA certificates it holds as cover no longer have a sufficient remaining principal balance for this purpose. A GNMA certificate held by a Portfolio also may cease to represent cover for the option if the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time is reduced. If either event should occur, a Portfolio will either enter into a closing purchase transaction or replace certificates with certificates that represent cover. When a Portfolio closes its position or replaces certificates, it may realize an unanticipated loss and incur transaction costs.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contracts markets by the CFTC. Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by a Portfolio entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date.

If the price in the sale exceeds the price in the offsetting purchase, a Portfolio immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, a Portfolio pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by a Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Portfolio realizes a gain, and if the offsetting sale price is less than the purchase price, a Portfolio realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value.

Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a Portfolio would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

The purpose of a futures contract, in the case of a Portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the fund owns. If interest rates did increase, the value of the debt securities in the Portfolio would decline, but the value of a Portfolio's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of a Portfolio from declining as much as it otherwise would have. If, on the other hand, a Portfolio held cash reserves and interest rates were expected to decline, a Portfolio might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on a Portfolio's earnings. Even if short-term rates were not higher, a Portfolio would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, a Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Portfolio's cash reserves could then be used to buy long-term bonds on the cash market. A Portfolio could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly. Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, a Portfolio would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of a Portfolio.

RISKS. There are risks in engaging in each of the management tools described above. The risk a Portfolio assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts or on securities held in a Portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. A Portfolio could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate a Portfolio's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, a Portfolio might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of Portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of a Portfolio's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that a Portfolio's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if a Portfolio sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, a Portfolio would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, each Portfolio intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in a Portfolio being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option contract, the Portfolio will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short term and 60% long term. Certain provisions of the Internal Revenue Code may also limit a Portfolio's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a Portfolio's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

APPENDIX E

MORTGAGE-BACKED SECURITIES

A mortgage pass through certificate is one that represents an interest in a pool, or group, of mortgage loans assembled by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to a Portfolio, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on certificates. Some U.S. government securities may be purchased on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to a Portfolio.

Stripped  Mortgage-Backed   Securities.  A  Portfolio  may  invest  in  stripped
mortgage-backed  securities.  Generally,  there  are  two  classes  of  stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. On an IO, if prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Mortgage-Backed Security Spread Options. A Portfolio may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. A Portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to underperform like-duration Treasury securities.

APPENDIX F

MORTGAGE PASS-THROUGH CERTIFICATES

A mortgage pass-through certificate is one that represents an interest in a pool, or group, of mortgage loans assembled by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate on a monthly basis. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the fund, which is influenced by both stated interest rates and market conditions, but may be different than the quoted yield on certificates.

GNMA, a wholly-owned U.S. government corporation within the Department of Housing and Urban Development (HUD). GNMA pass-though certificates are guaranteed by the full faith and credit of the United States as to the timely payment of principal and interest. FHLMC and FNMA are government-sponsored entities. These government-sponsored entities are not backed by the full faith and credit of the United States for repayment of mortgage-backed securities, but do have the right to borrow from the Treasury. While GNMA and FNMA guarantee the timely payment of both interest and principal, FHLMC only guarantees the timely payment of interest and the eventual payment of principal. Each certificate issued by GNMA or FNMA evidences an interest in a specific pool of mortgage loans insured by the Farmers Home Administration (FHA) or guaranteed by the Veterans Administration (VA). GNMA and FNMA were developed to support the FHA and VA mortgage market while FHLMC was created by Congress to provide additional support for conventional mortgages not insured by the FHA or VA.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than U.S. government and government-related pools because there are no direct or indirect U.S. government guarantees of payments. Timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by U.S. government entities, private insurers and the mortgage poolers.

Underlying Mortgages of the Pool. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments generally are uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Portfolio may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types.

All servicers apply standards for qualification to local lending institutions which originate mortgages for the pools. Servicers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Average Life of Certificates. The average life of certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest.

As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. It is customary in the mortgage industry in quoting yields on a pool of 30-year mortgages to compute the yield as if the pool were a single loan that is amortized according to a 30-year schedule and that is prepaid in full at the end of the 12th year. For this reason, it is standard practice to treat GNMA certificates as 30-year mortgage-backed securities which prepay fully in the 12th year.

In contrast to mortgage loans backing GNMA pass-throughs, which can be assumed by the buyer, conventional loans backing FHLMC and FNMA pass-through certificates are due on sale. The prepayment rate is higher for these types of conventional loans because of the non-assumability of FHLMC and FNMA mortgages.

Calculation of Yields. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption.

Actual pre-payment experience may cause the yield to differ from the assumed average life yield. When mortgage rates drop, pre-payments will increase, thus reducing the yield. Reinvestment of pre-payments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio. The compounding effect from reinvestments of monthly payments received by the Portfolio will increase the yield to shareholders compared to bonds that pay interest semi-annually. The yield also may be affected if the certificate was issued at a premium or discount, rather than at par. This also applies after issuance to certificates trading in the secondary market at a premium or discount.

"When-Issued" Certificates. Some U.S. government securities may be purchased on a "when-issued" basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Portfolio. Payment and interest terms, however, are fixed at the time the purchaser enters into the commitment. However, the yield on a comparable certificate when the transaction is consummated may vary from the yield on the certificate at the time that the when-issued transaction was made. The Portfolio does not pay for the securities or start earning interest on them until the contractual settlement date. When-issued securities are subject to market fluctuations and they may affect the Portfolio's gross assets the same as owned securities.

Market for Certificates. Since the inception of the mortgage market in the 1970's, the amount of certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the certificates a highly liquid instrument. Prices of certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the certificate's coupon rate and the prepayment experience of the pool of mortgages underlying each certificate.

APPENDIX G

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing on a regular basis through changing market conditions, including times when the price of their shares falls or the market declines, to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

------------------------------------ ----------------------------------- -----------------------------------
        Regular Investment                Market Price of a Share                 Shares Acquired
------------------------------------ ----------------------------------- -----------------------------------
                $100                              $6.00                                 16.7
                 100                               4.00                                 25.0
                 100                               4.00                                 25.0
                 100                               6.00                                 16.7
                 100                               5.00                                 20.0
               -----                           --------                               ------
                $500                             $25.00                                103.4

Average market price of a share over 5 periods:               $5.00 ($25.00 divided by 5).
The average price you paid for each share:                    $4.84 ($500 divided by 103.4).

Independent auditors' report


The board and shareholders
Strategist Income Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Strategist Government Income Fund, Strategist High Yield Fund and Strategist Quality Income Fund (a series of Strategist Income Fund, Inc.) as of May 31, 1998, and the related statements of operations, for the year then ended and the statements of changes in net assets and the financial highlights for the year ended May 31, 1998, and for the period from June 10, 1996 (commencement of operations) to May 31, 1997. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Strategist Government Income Fund, Strategist High Yield Fund and Strategist Quality Income Fund at May 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



/s/ KPMG Peat Marwick LLP

KPMG Peat Marwick LLP
Minneapolis, Minnesota
July 2, 1998


Financial statements


Statements of assets and liabilities
Strategist Income Fund, Inc.
May 31, 1998
                                                                 Strategist           Strategist        Strategist
                                                                 Government           High Yield          Quality
                                                                Income Fund                 Fund       Income Fund
Assets
Investment in corresponding
   Portfolio (Note 1)                                              $719,324           $1,153,702          $679,879
Other receivables                                                        --                   --               600
Organizational costs (Note 1)                                         1,583                1,578             1,655
                                                                      -----                -----             -----
Total assets                                                        720,907            1,155,280           682,134
                                                                    -------            ---------           -------


Liabilities
Dividends payable to shareholders                                       115                  282               230
Accrued distribution fee                                                  4                    8                 5
Accrued transfer agency fee                                               1                    3                 1
Accrued administrative services fee                                       1                    1                 1
Other accrued expenses                                               62,834               17,861             9,189
                                                                     ------               ------             -----
Total liabilities                                                    62,955               18,155             9,426
                                                                     ------               ------             -----
Net assets applicable to
   outstanding capital stock                                       $657,952           $1,137,125          $672,708
                                                                   --------           ----------          --------

Represented by
Capital stock-- $.01 par value (Note 1)                            $  1,322           $    2,469          $    716
Additional paid-in capital                                          646,406            1,074,632           641,840
Undistributed net investment income                                     602                8,088               537
Accumulated net realized gain (loss)                                 (8,008)              18,726            (2,588)
Unrealized appreciation (depreciation)
   on investments                                                    17,630               33,210            32,203
                                                                     ------               ------            ------
Total -- representing net assets applicable
   to outstanding capital stock                                    $657,952           $1,137,125          $672,708
                                                                   --------           ----------          --------
Shares outstanding                                                  132,197              246,867            71,602
                                                                    -------              -------            ------
Net asset value per share of
   outstanding capital stock                                       $   4.98           $     4.61          $   9.40
                                                                   --------           ----------          --------

See accompanying notes to financial statements.



Statements of operations
Strategist Income Fund, Inc.
Year ended May 31, 1998
                                                                 Strategist           Strategist        Strategist
                                                                 Government           High Yield          Quality
                                                                Income Fund                 Fund       Income Fund
Investment income
Income:
Dividends                                                          $     --            $   8,302          $    310
Interest                                                             44,290               97,129            43,783
                                                                     ------               ------            ------

Total income                                                         44,290              105,431            44,093
                                                                     ------              -------            ------

Expenses (Note 2):
Expenses allocated from corresponding Portfolio                       3,388                6,076             3,280
Distribution fee                                                      1,685                2,637             1,533
Transfer agency fee                                                     202                1,088               220
Administrative services fees and expenses                               294                  527               308
Registration fees                                                         1                8,718                --
Audit fees                                                            3,200                3,200             3,200
Other                                                                   521                  517               543
                                                                        ---                  ---               ---
Total expenses                                                        9,291               22,763             9,084
   Less expenses reimbursed by AEFC                                  (2,888)             (15,208)           (3,112)
                                                                     ------              -------            ------
Total net expenses                                                    6,403                7,555             5,972
                                                                      -----                -----             -----
Investment income (loss)-- net                                       37,887               97,876            38,121
                                                                     ------               ------            ------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                             11,238               28,256             2,786
   Financial futures contracts                                      (16,291)                  --            (4,027)
   Foreign currency transactions                                         --                   19                 7
   Options contracts written                                          4,612                   --                22
                                                                      -----                                     --
Net realized gain (loss) on investments                                (441)              28,275            (1,212)
Net change in unrealized appreciation
   (depreciation) on investments                                     13,121                9,767            22,901
                                                                     ------                -----            ------
Net gain (loss) on investments                                       12,680               38,042            21,689
                                                                     ------               ------            ------
Net increase (decrease) in net assets resulting
   from operations                                                  $50,567             $135,918           $59,810
                                                                    -------             --------           -------

See accompanying notes to financial statements.




Statements of changes in net assets
Strategist Income Fund, Inc.

                                                                                Strategist Government Income Fund


                                                                           May 31, 1998            For the period
                                                                             Year ended        from June 10, 1996*
                                                                                                  to May 31, 1997

Operations and distributions
Investment income (loss)-- net                                                 $ 37,887                  $ 30,968
Net realized gain (loss) on investments                                            (441)                    3,003
Net change in unrealized appreciation
   (depreciation) on investments                                                 13,121                     4,509
                                                                                 ------                     -----
Net increase (decrease) in net assets
   resulting from operations                                                     50,567                    38,480
                                                                                 ------                    ------
Distributions to shareholders from:
   Net investment income                                                        (39,031)                  (30,279)
   Net realized gain                                                             (6,249)                   (4,513)
                                                                                 ------                    ------
Total distributions                                                             (45,280)                  (34,792)
                                                                                -------                   -------
Capital share transactions (Note 3)
Proceeds from sales                                                              64,649                   485,789
Reinvestment of distributions at net asset value                                 45,256                    34,648
Payments for redemptions                                                         (5,096)                  (16,269)
                                                                                 ------                   -------
Increase (decrease) in net assets from
   capital share transactions                                                   104,809                   504,168
                                                                                -------                   -------
Total increase (decrease) in net assets                                         110,096                   507,856
Net assets at beginning of period (Note 1)                                      547,856                    40,000
                                                                                -------                    ------
Net assets at end of period                                                    $657,952                  $547,856
                                                                               --------                  --------
Undistributed net investment income                                            $    602                  $  1,417
                                                                               --------                  --------

*Commencement of operations.
See accompanying notes to financial statements.

Statements of changes in net assets
Strategist Income Fund, Inc.

                                                                                       Strategist High Yield Fund


                                                                            May 31, 1998           For the period
                                                                              Year ended       from June 10, 1996*
                                                                                                  to May 31, 1997
Operations and distributions
Investment income (loss)-- net                                              $    97,876                  $ 50,916
Net realized gain (loss) on investments                                          28,275                    (8,388)
Net change in unrealized appreciation
   (depreciation) on investments                                                  9,767                    23,443
                                                                                  -----                    ------
Net increase (decrease) in net assets
   resulting from operations                                                    135,918                    65,971
                                                                                -------                    ------
Distributions to shareholders from:
   Net investment income                                                        (91,467)                  (50,495)
   Net realized gain                                                             (1,142)                       --
                                                                                 ------                    ------
Total distributions                                                             (92,609)                  (50,495)
                                                                                -------                   -------
Capital share transactions (Note 3)
Proceeds from sales                                                             329,677                   884,081
Reinvestment of distributions at net asset value                                 90,463                    50,255
Payments for redemptions                                                       (286,196)                  (19,940)
                                                                               --------                   -------
Increase (decrease) in net assets from
   capital share transactions                                                   133,944                   914,396
                                                                                -------                   -------
Total increase (decrease) in net assets                                         177,253                   929,872
Net assets at beginning of period (Note 1)                                      959,872                    30,000
                                                                                -------                    ------
Net assets at end of period                                                  $1,137,125                  $959,872
                                                                             ----------                  --------
Undistributed net investment income                                          $    8,088                  $  1,143
                                                                             ----------                  --------

*Commencement of operations.
See accompanying notes to financial statements.


Statements of changes in net assets
Strategist Income Fund, Inc.
                                                                                   Strategist Quality Income Fund


                                                                            May 31, 1998           For the period
                                                                              Year ended       from June 10, 1996*
                                                                                                 to May 31, 1997

Operations and distributions
Investment income (loss)-- net                                                 $ 38,121                  $ 30,582
Net realized gain (loss) on investments                                          (1,212)                    2,511
Net change in unrealized appreciation
   (depreciation) on investments                                                 22,901                     9,302
                                                                                 ------                     -----
Net increase (decrease) in net assets
   resulting from operations                                                     59,810                    42,395
                                                                                 ------                    ------
Distributions to shareholders from:
   Net investment income                                                        (39,821)                  (29,382)
   Net realized gain                                                             (3,805)                       --
                                                                                 ------                    ------
Total distributions                                                             (43,626)                  (29,382)
                                                                                -------                   -------

Capital share transactions (Note 3)
Proceeds from sales                                                              77,358                   511,382
Reinvestment of distributions at net asset value                                 43,595                    29,123
Payments for redemptions                                                        (39,229)                   (8,718)
                                                                                -------                    ------
Increase (decrease) in net assets from
   capital share transactions                                                    81,724                   531,787
                                                                                 ------                   -------
Total increase (decrease) in net assets                                          97,908                   544,800
Net assets at beginning of period (Note 1)                                      574,800                    30,000
                                                                                -------                    ------
Net assets at end of period                                                    $672,708                  $574,800
                                                                               --------                  --------
Undistributed net investment income                                            $    537                  $  1,692
                                                                               --------                  --------

*Commencement of operations.
See accompanying notes to financial statements.


Notes to financial statements
Strategist Income Fund, Inc.

1. Summary of significant accounting policies Strategist Government Income Fund (Government Income Fund), Strategist High Yield Fund (High Yield Fund), and Strategist Quality Income Fund (Quality Income Fund) are series of capital stock within Strategist Income Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Each Fund has 3 billion authorized shares of capital stock. On April 15, 1996, American Express Financial Corporation (AEFC) invested $40,000 in Government Income Fund, $30,000 in High Yield Fund and $30,000 in Quality Income Fund, which represented 8,147 shares for Strategist Government Income Fund, 6,961 shares for Strategist High Yield Fund and 3,352 shares for Strategist High Yield Fund. Operations did not formally commence until June 10, 1996.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Income Trust (the Trust).

Government Income Fund invests all of its assets in the Government Income Portfolio, an open-end investment company that has the same objectives as the Fund. Government Income Portfolio invests primarily in U.S. government and government agency securities.

High Yield Fund invests all of its assets in the High Yield Portfolio, an open-end investment company that has the same objectives as the Fund. High Yield Portfolio invests primarily in long-term corporate bonds in the lower ranking categories, commonly known as junk bonds.

Quality Income Fund invests all of its assets in the Quality Income Portfolio, an open-end investment company that has the same objectives as the Fund. Quality Income Portfolio invests primarily in investment-grade bonds.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of May 31, 1998, the percentages of the corresponding Portfolio owned by Government Income Fund, High Yield Fund and Quality Income Fund were 0.03%, 0.03% and 0.04%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements," which are included elsewhere in this report.

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Organizational costs
Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Federal taxes
Since each Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolios may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, due to permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in a net reclassification adjustment to additional paid-in capital as follows:

                      Government             High             Quality
                          Income            Yield              Income
                            Fund              Fund               Fund

Undistributed net
  investment income        $329               $536               $545
Accumulated net
  realized loss             192               (19)                (2)
Additional paid-in
  capital reduction        $521              $517               $543


Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly for Government Income Fund, High Yield Fund and Quality Income Fund, are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
At May 31, 1998, AEFC owned 117,783 shares of Government Income Fund, 137,331 shares of High Yield Fund and 63,538 shares of Quality Income Fund.


2. Expenses and sales charges
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into an agreement with AEFC for providing administrative services. Under its Administrative Services Agreement, each Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $25.

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

A redemption fee of 0.50% is applied and retained by High Yield Fund if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other of Fund expenses until Dec. 31, 1998. Under this agreement, each Fund's total expenses will not exceed 1.10% (1.20% for High Yield Fund) of each of the Fund's average daily net assets. In addition, for the year ended May 31, 1998, AEFC futher voluntarily agreed to waive certain fees and expenses to 1.09% for Government Income Fund, .72% for High Yield Fund and .97% for Quality Income Fund.


3. Capital share transactions
Transactions in shares of capital stock for the periods indicated are as follows:

                                      Year ended May 31, 1998

                          Government           High           Quality
                              Income          Yield            Income
                                Fund           Fund              Fund

Sold                          12,987         72,018             8,274
Reinvested dividends           9,111         19,661             4,670
Redemptions                   (1,024)       (62,293)           (4,179)
                              ------        -------            ------

Net increase (decrease)       21,074         29,386             8,765



                            Period ended May 31, 1997

                          Government           High           Quality
                              Income          Yield            Income
                                Fund*          Fund*             Fund*

Sold                          99,299        203,619            57,264
Reinvested dividends           6,996         11,458             3,164
Redemptions                   (3,319)        (4,557)             (943)
                              ------         ------              ----

Net increase (decrease)      102,976        210,520            59,485


*Inception date was June 10, 1996.


4. Financial highlights

The tables below show certain important information for evaluating each Fund's results.


Government Income Fund

Fiscal period ended May 31,                                           1998                 1997b

Per share income and capital changesa

Net asset value, beginning of period                                 $4.93                $4.91

Income from investment operations:
Net investment income (loss)                                           .32                  .30
Net gains (losses) (both realized and unrealized)                      .11                  .06
Total from investment operations                                       .43                  .36

Less distributions:
Dividends from net investment income                                  (.33)                (.30)
Distributions from realized gains                                     (.05)                (.04)
Total distributions                                                   (.38)                (.34)
Net asset value, end of period                                       $4.98                $4.93

Ratios/supplemental data

Net assets, end of period (in thousands)                              $658                 $548
Ratio of expenses to average daily net assetsc                        1.09%                1.10%d
Ratio of net income (loss) to average daily net assets                6.44%                6.48%d
Portfolio turnover rate (excluding short-term securities)              159%                 146%
Total return                                                           9.0%                 7.6%


a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was June 10, 1996.

c The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 1.57% and 25.68% for the periods ended May 31, 1998 and 1997, respectively.

d Adjusted to an annual basis.




High Yield Fund

Fiscal period ended May 31,                                        1998                 1997b

Per share income and capital changesa

Net asset value, beginning of period                              $4.41                $4.31

Income from investment operations:
Net investment income (loss)                                        .43                  .38
Net gains (losses) (both realized and unrealized)                   .17                  .09
Total from investment operations                                    .60                  .47

Less distributions:
Dividends from net investment income                               (.40)                (.37)
Net asset value, end of period                                    $4.61                $4.41

Ratios/supplemental data

Net assets, end of period (in thousands)                         $1,137                 $960
Ratio of expenses to average daily net assetsc                      .72%                1.19%d
Ratio of net income (loss) to average daily net assets             9.28%                8.90%d
Portfolio turnover rate (excluding short-term securities)            81%                  92%
Total return                                                       14.0%                11.4%

a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was June 10, 1996.

c The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 2.15% and 11.48% for the periods ended 1998 and 1997 respectively.

d Adjusted to an annual basis.


Quality Income Fund

Fiscal period ended May 31,                                         1998                 1997b

Per share income and capital changesa

Net asset value, beginning of period                               $9.15                $8.95

Income from investment operations:
Net investment income (loss)                                         .58                  .55
Net gains (losses) (both realized and unrealized)                    .34                  .18
Total from investment operations                                     .92                  .73

Less distributions:
Dividends from net investment income                                (.61)                (.53)
Dividends from realized gains                                       (.06)                  --
Total distributions                                                 (.67)                (.53)
Net asset value, end of period                                     $9.40                $9.15

Ratios/supplemental data

Net assets, end of period (in thousands)                            $673                 $575
Ratio of expenses to average daily net assetsc                       .97%                1.10%d
Ratio of net income (loss) to average daily net assets              6.22%                6.33%d
Portfolio turnover rate (excluding short-term securities)             20%                  31%
Total return                                                        10.3%                 8.3%


a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was June 10, 1996.

c The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 1.48% and 13.34% for the periods ended May 31, 1998 and 1997, respectively.

d Adjusted to an annual basis.


Independent auditors' report

The board of trustees and unitholders Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Government Income Portfolio (a series of Income Trust) as of May 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the year ended May 31, 1998 and for the period from June 10, 1996 (commencement of operations) to May 31, 1997. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Government Income Portfolio at May 31, 1998, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.




/s/ KPMG Peat Marwick LLP

KPMG Peat Marwick LLP
Minneapolis, Minnesota
July 2, 1998


Financial statements

Statement of assets and liabilities
Government Income Portfolio
May 31, 1998

Assets
Investments in securities, at value (Note 1)
   (identified cost $2,905,160,601)                                                                $2,971,345,554
Cash in bank on demand deposit                                                                            283,564
Accrued interest receivable                                                                            30,390,354
Receivable for investment securities sold                                                             266,533,508
U.S. government securities held as collateral (Note 5)                                                 91,754,767
                                                                                                       ----------
Total assets                                                                                        3,360,307,747
                                                                                                    -------------
Liabilities
Payable for investment securities purchased                                                           323,766,128
Payable upon return of securities loaned (Note 5)                                                     335,234,142
Accrued investment management services fee                                                                 35,135
Option contracts written, at value
   (premium received $131,602,834) (Note 6)                                                           132,001,181
                                                                                                      -----------
Total liabilities                                                                                     791,036,586
                                                                                                      -----------
Net assets                                                                                         $2,569,271,161
                                                                                                   --------------

See accompanying notes to financial statements.


Statement of operations
Government Income Portfolio
Year ended May 31, 1998

Investment income
Income:
Interest                                                                                            $160,738,262
                                                                                                    ------------

Expenses (Note 2):
Investment management services fee                                                                    11,996,865
Compensation of board members                                                                             15,370
Custodian fees                                                                                           178,990
Audit fees                                                                                                31,500
Other                                                                                                     73,558
                                                                                                          ------
Total expenses                                                                                        12,296,283
   Earnings credits on cash balances (Note 2)                                                             (4,183)
                                                                                                          ------
Total net expenses                                                                                    12,292,100
                                                                                                      ----------
Investment income (loss) -- net                                                                      148,446,162
                                                                                                     -----------
Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                     40,926,986
   Financial futures contracts                                                                       (59,299,211)
   Options contracts written (Note 6)                                                                 16,870,558
                                                                                                      ----------
Net realized gain (loss) on investments                                                               (1,501,667)
Net change in unrealized appreciation (depreciation)
   on investments                                                                                     47,320,048
                                                                                                      ----------
Net gain (loss) on investments                                                                        45,818,381
                                                                                                      ----------
Net increase (decrease) in net assets resulting from operations                                     $194,264,543
                                                                                                    ------------
See accompanying notes to financial statements.


Statements of changes in net assets
Government Income Portfolio
                                                                            May 31, 1998           For the period
                                                                              Year ended       from June 10, 1996*
                                                                                                  to May 31, 1997
Operations
Investment income (loss)-- net                                            $  148,446,162         $   124,973,996
Net realized gain (loss) on investments                                       (1,501,667)               (221,211)
Net change in unrealized appreciation
   (depreciation) on investments                                              47,320,048              22,413,297
                                                                              ----------              ----------
Net increase (decrease) in net assets
   resulting from operations                                                 194,264,543             147,166,082
Net contributions (withdrawals) from partners                                171,023,648           2,056,776,888
                                                                             -----------           -------------
Total increase (decrease) in net assets                                      365,288,191           2,203,942,970
Net assets at beginning of period (Note 1)                                 2,203,982,970                  40,000
                                                                           -------------                  ------
Net assets at end of period                                               $2,569,271,161          $2,203,982,970
                                                                          --------------          --------------

*Commencement of operations.

See accompanying notes to financial statements.


Notes to financial statements


Government  Income  Portfolio

1.  Summary of  significant  accounting  policies
Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Government Income Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $40,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independant pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put and call options on U.S. government securities. The Portfolio also may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of May 31, 1998, the Portfolio had entered into outstanding when-issued or forward-commitments of $105,575,128.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the year ended May 31, 1998, the Portfolio's custodian fees were reduced by $4,183 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,706,904,123 and $4,263,884,740, respectively, for the year ended May 31, 1998. For the same period, the portfolio turnover rate was 159%. Realized gains and losses are determined on an identified cost basis.

4. Interest rate futures contracts
At May 31, 1998, investments in securities included securities valued at $48,415,728 that were pledged as collateral to cover initial margin deposits on 2,749 open purchase contracts and 6,950 open sale contracts. The market value of the open purchase contracts at May 31, 1998, was $363,272,344 with a net unrealized gain of $1,031,162. The market value of the open sale contracts at May 31, 1998, was $827,499,125 with a net unrealized loss of $3,110,604. See "Summary of significant accounting policies."

5. Lending of portfolio securities
At May 31, 1998, securities valued at $333,428,860 were on loan to brokers. For collateral, the Portfolio received $243,479,375 in cash and U.S. government securities valued at $91,754,767. Income from securities lending amounted to $1,519,994 for the year ended May 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


6. Options contracts written
The number of contracts and premium amounts associated with option contracts written is as follows:

                                                          Year ended May 31, 1998

                                    Puts                           Calls                     MBS Puts and Calls

                           Contracts         Premium      Contracts          Premium     Contracts           Premium

Balance
   May 31, 1997                2,209     $ 2,598,052          4,067      $ 6,810,256        13,000     $     757,616

Opened                        26,614      36,259,579         33,092       49,334,853        98,150       645,410,751

Closed                       (22,209)    (29,719,060)       (24,395)     (38,998,661)      (76,200)     (521,887,073)

Exercised                     (2,676)     (3,870,443)        (7,157)     (10,019,171)      (18,700)         (441,484)

Expired                       (1,792)     (1,250,480)        (3,227)      (3,315,496)       (4,250)          (66,405)

Balance
   May 31, 1998                2,146     $ 4,017,648          2,380      $ 3,811,781       12,000       $123,773,405

See "Summary of significant accounting policies."



Investments in securities

Government Income Portfolio
May 31, 1998

(Percentages represent value of investments compared to net assets)

Bonds (114.5%)
Issuer                                Coupon                                 Principal                    Value(a)
                                       rate                                    amount

U.S. government obligations (46.1%)
U.S. Treasury
    01-31-00                           5.375%                               $8,500,000                  $8,478,580
    02-15-00                           8.50                                  5,000,000(f)                5,237,000
    02-29-00                           5.50                                 16,000,000                  15,987,840
    02-29-00                           7.125                                 4,000,000                   4,104,200
    04-30-00                           6.75                                  9,250,000                   9,448,320
    08-15-00                           6.00                                111,000,000                 112,034,520
    08-31-00                           6.25                                 10,000,000                  10,145,000
    11-15-00                           5.75                                 34,000,000                  34,153,000
    02-15-01                           5.375                                76,500,000(h)               76,161,105
    02-15-01                           7.75                                 30,750,000(f,g)             32,424,030
    03-31-01                           6.375                                22,000,000                  22,456,060
    04-30-01                           6.25                                 82,100,000(f,g)             83,599,146
    06-30-01                           6.625                                40,000,000                  41,165,600
    07-31-01                           6.625                                17,000,000                  17,512,380
    08-31-01                           6.50                                  8,500,000                   8,726,015
    11-30-01                           5.875                                 6,000,000                   6,053,580
    04-30-02                           6.625                                10,000,000                  10,351,600
    09-30-02                           5.875                                 4,250,000                   4,293,987
    02-15-03                          10.75                                 15,000,000                  18,140,550
    03-31-03                           5.50                                 35,000,000(h)               34,894,300
    08-15-03                           5.75                                 18,500,000                  18,646,890
    05-15-04                          12.375                                 7,000,000                   9,360,680
    08-15-05                           6.50                                  5,000,000(g,h)              5,254,200
    08-15-05                          10.75                                  4,750,000(f,g)              6,163,600
    02-15-06                           5.625                                12,750,000                  12,736,867
    07-15-06                           7.00                                 23,000,000                  24,982,600
    10-15-06                           6.50                                 36,100,000(h)               38,072,143
    08-15-19                           8.125                                36,000,000(f)               45,614,520
    08-15-20                           8.75                                 11,000,000                  14,850,880
    08-15-27                           6.375                               138,250,000(h)              148,541,330
    11-15-27                           6.125                                29,000,000(f,h)             30,322,110
   TIPS
    07-15-02                           3.625                                10,000,000(i)               10,002,491
   Zero Coupon
    11-15-04                           5.65                                 33,000,000(b)               23,073,930
Collateralized Mtge Acceptance Corp
    12-15-30                           6.50                                 14,655,101                  14,849,739
Collateralized Mtge Securities Corp
    12-20-20                          13.51                                  3,750,000                   3,834,375
Resolution Funding Corp
    10-15-19                           8.125                                 8,000,000                   9,941,760
   Zero Coupon
    04-15-02                           6.15                                 11,170,000(b)                9,002,238
    10-15-03                           6.36                                 16,000,000(b)               11,854,880
    04-15-05                           5.65                                 62,300,000(b)               42,169,624
    01-15-06                           5.66                                 65,371,000(b)               42,434,931
    04-15-06                           5.74                                  4,803,000(b)                3,073,968
    04-15-08                           5.88                                 21,250,000(b)               12,061,075
    07-15-08                           6.13                                 48,500,000(b)               27,109,075
    07-15-09                           5.91                                 32,646,000(b)               17,116,951
    10-15-12                           8.04                                  8,400,000(b)                3,566,556
    04-15-17                           7.28                                 37,700,000(b)               12,085,866
    07-15-17                           7.28                                  6,650,000(b)                2,100,003
    01-15-18                           7.20                                  8,000,000(b)                2,446,640
    10-15-18                           7.87                                  7,500,000(b)                2,191,325
    01-15-19                           7.01                                 84,500,000(b)               24,296,285
                                                                                                       -----------
Total                                                                                                1,183,124,345

Mortgage-backed securities (66.4%)
Federal Home Loan Mtge Corp (18.1%)
    08-01-00                           7.50                                 13,642,699                  13,770,122
    07-01-03                           6.50                                    113,103                     113,829
    09-01-09                           6.50                                  6,131,656                   6,198,737
    10-01-10                           7.00                                 16,210,348                  16,545,416
    01-01-13                           6.00                                 12,510,541                  12,369,673
    11-01-23                           8.00                                 18,388,746                  19,244,926
    05-01-24                           7.50                                  6,909,970                   7,139,312
    07-01-24                           8.00                                 12,020,280                  12,516,838
    01-01-25                           9.00                                 10,024,861                  10,657,630
    06-01-25                           8.00                                 17,626,160                  18,335,613
    08-01-25                           8.00                                  3,644,993                   3,792,616
    11-18-25                           6.50                                 12,750,000                  12,873,968
    02-01-26                           6.00                                 18,936,086                  18,492,224
    05-01-26                           9.00                                 23,604,850                  25,094,789
    12-01-27                           6.00                                152,404,406                 148,330,636
    01-01-28                           6.00                                  2,967,092                   2,883,450
    02-01-28                           6.00                                 18,158,079                  17,650,142
   Collateralized Mtge Obligation
    04-15-22                           8.50                                  9,150,000                  10,128,135
    07-15-22                           6.75                                  6,483,264                   6,483,264
    11-15-22                           4.00                                 44,310,000                  39,414,675
    11-15-23                           4.00                                 10,441,718                   9,940,516
   Interest Only
    01-01-20                          10.00                                    246,054(c)                   70,382
   Principal Only
    09-15-03                           6.46                                 12,111,272(d)               10,642,066
    10-15-07                           8.47                                  5,453,317(d)                4,690,705
    05-15-08                           8.13                                  9,163,227(d)                7,677,066
    05-15-08                           7.14                                  8,328,020(d)                6,403,467
    03-15-09                           7.38                                  5,979,874(d)                4,926,856
    11-15-23                           7.86                                  7,408,863(d)                6,315,196
   Trust Series Z
    04-25-24                           8.25                                 34,972,153(k)               37,861,552
                                                                                                        ----------
Total                                                                                                  490,563,801

Federal Natl Mtge Assn (47.8%)
    12-01-99                           7.00                                  8,262,160                   8,346,186
    03-15-01                           5.625                                71,600,000                  71,418,852
    09-01-07                           8.50                                  4,458,981                   4,620,798
    02-15-08                           5.75                                132,875,000(h)              131,438,621
    05-01-13                           6.00                                 59,500,000                  58,785,405
    11-01-21                           8.00                                  3,548,621                   3,711,644
    05-01-22                           8.50                                  6,766,434                   7,120,793
    03-01-23                           9.00                                  2,551,556                   2,734,145
    04-01-23                           8.50                                  9,088,299                   9,601,242
    08-01-23                           8.50                                 21,277,163                  22,391,448
    08-25-23                           6.00                                 14,400,000                  13,996,613
    09-01-23                           6.50                                 48,606,274(f,g)             48,609,190
    09-01-23                           8.50                                 33,807,946                  35,610,248
    11-01-23                           6.00                                 11,512,298                  11,223,800
    12-01-23                           7.00                                 17,433,686                  17,812,868
    01-01-24                           6.50                                 18,863,934                  18,865,067
    06-01-24                           9.00                                  7,746,843                   8,301,207
    01-01-25                           8.50                                  1,253,833                   1,314,795
    03-01-25                           6.50                                106,250,000(j)              105,520,062
    05-01-25                           8.50                                    509,196                     534,432
    06-01-25                           8.50                                  3,395,935                   3,561,045
    09-01-25                           6.50                                 21,121,726                  21,070,189
    09-01-25                           6.50                                  3,523,901(f,g)              3,515,302
    10-01-25                           8.50                                    238,923                     250,540
    11-01-25                           6.50                                 25,648,576                  25,585,993
    12-01-25                           7.50                                  7,317,073                   7,539,292
    12-01-25                           8.50                                  7,408,560                   7,768,765
    02-01-26                           6.00                                    587,838                     573,471
    02-01-26                           8.00                                  3,409,888                   3,546,488
    04-01-26                           6.00                                    332,470                     323,929
    05-01-26                           7.50                                 22,883,432                  23,578,402
    02-01-27                           6.00                                  2,596,458                   2,525,445
    04-01-27                           6.00                                  5,966,298                   5,803,120
    04-01-27                           6.50                                 16,091,146                  16,025,173
    04-01-27                           7.00                                 12,788,377                  12,984,935
    08-01-27                           7.00                                 11,729,330                  11,909,609
    09-01-27                           7.00                                 94,194,656                  95,642,427
    03-01-28                           6.00                                  6,923,366                   6,722,895
    04-01-28                           6.00                                 89,092,455                  86,436,845
   Collateralized Mtge Obligation
    06-25-05                           6.10                                 52,240,000                  52,182,862
    08-25-08                           6.00                                  4,371,201                   4,345,935
    09-25-08                           4.50                                 38,000,000                  34,805,302
    11-25-08                           5.50                                  9,061,594                   8,853,721
    10-25-10                           4.50                                  8,204,208                   7,912,712
    07-25-12                           7.00                                  4,746,448                   4,788,540
    01-25-19                           3.00                                 11,250,000                  10,512,000
    03-25-19                           5.75                                 40,000,000                  39,795,312
    07-18-19                           5.50                                 13,976,000                  13,729,463
    10-25-20                           9.00                                 11,666,000                  12,583,298
    03-25-21                           8.50                                 12,350,000                  13,370,221
    01-25-22                           5.75                                 10,000,000                   9,744,410
    01-25-24                           5.00                                  4,711,261                   4,618,166
    05-18-26                           5.00                                 17,000,000                  15,523,125
   Interest Only
    07-01-18                          10.00                                  3,826,486(c)                1,034,835
    08-01-18                           9.50                                     85,388(c)                   22,256
    01-15-20                          10.00                                  3,938,909(c)                1,106,912
    09-25-20                           9.50                                  1,256,566(c)                  322,351
    01-25-21                          10.50                                  9,948,821(c)                3,036,868
    11-25-21                           9.50                                  3,314,119(c)                  893,387
    02-25-22                           9.50                                    626,123(c)                  157,093
    02-25-22                          10.00                                 23,702,833(c)                6,335,293
    05-25-22                          10.00                                  7,904,149(c)                2,153,367
    07-25-22                           8.50                                 13,074,008(c)                3,157,464
    07-25-22                           9.50                                  6,787,674(c)                1,745,790
   Inverse Floater
    08-25-23                           6.53                                  6,052,314(e)                5,591,612
    03-25-24                           7.68                                  4,479,964(e)                4,417,410
   Principal Only
    02-25-08                           7.13                                  7,000,000(d)                5,399,844
    12-25-20                           6.12                                  2,036,330(d)                2,003,885
    06-25-21                          12.57                                    521,383(d)                  420,599
    05-25-23                           6.24                                 10,788,439(d)                7,031,028
    10-25-23                           9.52                                  3,300,512(d)                3,226,910
    10-25-23                           4.95                                  9,558,975(d)                5,950,462
                                                                                                       -----------
Total                                                                                                1,204,093,714

Govt Natl Mtge Assn (0.5%)
    08-20-19                          11.00                                    256,749                     286,195
    08-15-25                           7.50                                 12,448,975                  12,852,322
                                                                                                       -----------
Total                                                                                                   13,138,517

Other (2.0%)
California Infrastructure
   San Diego Gas & Electric
    03-25-03                           6.07                                  7,500,000                   7,536,675
    09-25-05                           6.19                                  6,000,000                   6,070,080
   Southern California Edison
    09-25-08                           6.38                                 12,000,000                  12,205,920
Citibank Credit Card Master Trust I
   Series 1998-2 Cl A
    01-15-08                           6.05                                 15,000,000                  14,990,250
GMAC Commercial Mtge Securities
   Series 1997-C2 Cl A1
    12-15-04                           6.45                                  9,808,580                   9,897,838
                                                                                                       -----------
Total                                                                                                   50,700,763

Total bonds
(Cost: $2,875,366,802)                                                                              $2,941,621,140


Options purchased (--%)

Issuer                                Number of          Exercise            Expiration                   Value(a)
                                      contracts            price                date

Put
 U.S. Treasury Note
    Sept. 98                                510             $109             Aug. 1998                    $278,904
 U.S. Treasury Note
    Sept. 98                                 85              112             Aug. 1998                      46,484

Total options purchased
(Cost: $394,773)                                                                                          $325,388



Short-term securities (1.1%)
Issuer                                          Annualized                   Amount                       Value(a)
                                               yield on date               payable at
                                                of purchase                 maturity

Federal Home Loan Mtge Corp Disc Nts
   06-05-98                                        5.44%                    $400,000                      $399,639
   06-10-98                                        5.43                    5,200,000                     5,191,404
   06-26-98                                        5.44                    5,800,000                     5,776,466
   06-26-98                                        5.46                   15,400,000                    15,337,168
   06-29-98                                        5.44                      300,000                       298,645
Federal Natl Mtge Assn Disc Nt
   06-11-98                                        5.39                    2,400,000                     2,395,704

Total short-term securities
(Cost: $29,399,026)                                                                                    $29,399,026

Total investments in securities
(Cost: $2,905,160,601)(l)                                                                           $2,971,345,554

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(d) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on May 31, 1998. Inverse floaters in the aggregate represent 0.4% of the Portfolio's net assets as of May 31, 1998.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                Notional amount

Purchase contracts
U.S. Treasury Bonds June 1998                     $  10,500,000
U.S. Treasury Note June 1998, 2-year notes           62,400,000
U.S. Treasury Note June 1998, 5-year notes          202,000,000

Sale contracts
U.S. Treasury Bonds Sept. 1998                      492,900,000
U.S. Treasury Note Sept. 1998, 10-year notes        202,100,000



(g)  At May 31, 1998, securities valued at $48,415,728 were held to cover open call options written as follows:

     Issuer                                  Number of          Exercise         Expiration             Value(a)
                                             contracts             price               data
     U.S. Treasury Bonds Sept. 98                  510              $110          Aug. 1998         $    270,939
     U.S. Treasury Bonds Sept. 98                  170               118          Aug. 1998              690,625
     U.S. Treasury Bonds Sept. 98               17,000               120          Aug. 1998            4,515,625
     Mortgage-Backed Security
       (MBS Spread)                             10,500               103          June 1998          109,003,125
     Mortgage-Backed Security
       (MBS Spread)                              1,500               101          June 1998           15,210,938
                                                                                                     -----------
     Total                                                                                          $129,691,252

At May 31, 1998, cash or short-term securities were designated to cover open put options written as follows:

       Issuer                                  Number of          Exercise         Expiration             Value(a)
                                               contracts             price               data
       U.S. Treasury Bonds Sept. 98                  276              $120          July 1998           $   90,561
       U.S. Treasury Bonds Sept. 98                  552               118          Aug. 1998              327,750
       U.S. Treasury Bonds Sept. 98                  935               120          Aug. 1998            1,095,698
       U.S. Treasury Bonds Sept. 98                  383               122          Aug. 1998              795,920
                                                                                                       -----------
       Total                                                                                            $2,309,929


(h) Security is partially or fully on loan. See Note 5 to the financial statements.

(i) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) At May 31, 1998, the cost of securities purchased, including interest purchased, on a when-issued basis was $105,575,128.

(k) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(l) At May 31, 1998, the cost of securities for federal income tax purposes was $2,906,183,090 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                    $74,822,871
Unrealized depreciation                    (9,660,407)
                                           ----------
Net unrealized appreciation                $65,162.464

Independent auditors' report

The board of trustees and unitholders Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of High Yield Portfolio (a series of Income Trust) as of May 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the year ended May 31, 1998 and for the period from June 10, 1996 (commencement of operations) to May 31, 1997. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of High Yield Portfolio at May 31, 1998, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.




/s/ KPMG Peat Marwick LLP

KPMG Peat Marwick LLP
Minneapolis, Minnesota
July 2, 1998


Financial statements

Statement of assets and liabilities
High Yield Portfolio
May 31, 1998

Assets
Investments in securities, at value (Note 1)
   (identified cost $3,989,298,915)                                                               $4,106,636,021
Accrued interest and dividends receivable                                                             83,199,988
Receivable for investment securities sold                                                             10,871,787
                                                                                                      ----------
Total assets                                                                                       4,200,707,796
                                                                                                   -------------
Liabilities
Payable for investment securities purchased                                                           35,744,905
Disbursements in excess of cash on demand deposit                                                        861,975
Accrued investment management services fee                                                                62,943
Other accrued expenses                                                                                    37,008
                                                                                                          ------
Total liabilities                                                                                     36,706,831
                                                                                                      ----------
Net assets                                                                                        $4,164,000,965
                                                                                                  --------------

See accompanying notes to financial statements.

Statement of operations
High Yield Portfolio
Year ended May 31, 1998

Investment income
Income:
Dividend                                                                                            $  28,691,205
Interest                                                                                              335,488,917
                                                                                                      -----------
Total income                                                                                          364,180,122
                                                                                                      -----------

Expenses (Note 2):
Investment management services fee                                                                     20,715,160
Compensation of board members                                                                              19,923
Custodian fees                                                                                            219,723
Audit fees                                                                                                 33,000
Other                                                                                                      45,122
                                                                                                           ------
Total expenses                                                                                         21,032,928
   Earnings credits on cash balances (Note 2)                                                            (109,556)
                                                                                                         --------
Total net expenses                                                                                     20,923,372
                                                                                                       ----------
Investment income (loss) -- net                                                                       343,256,750
                                                                                                      -----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                     107,244,523
   Financial futures contracts                                                                             75,820
                                                                                                           ------
Net realized gain (loss) on investments                                                               107,320,343
Net change in unrealized appreciation
   (depreciation) on investments                                                                        8,772,357
                                                                                                        ---------
Net gain (loss) on investments                                                                        116,092,700
                                                                                                      -----------
Net increase (decrease) in net assets resulting
   from operations                                                                                   $459,349,450
                                                                                                     ------------

See accompanying notes to financial statements.


Statements of changes in net assets
High Yield Portfolio
                                                                            May 31, 1998          For the period
                                                                              Year ended      from June 10, 1996*
                                                                                                 to May 31, 1997
Operations
Investment income (loss)-- net                                            $  343,256,750          $  255,009,695
Net realized gain (loss) on investments                                      107,320,343              11,905,305
Net change in unrealized appreciation
   (depreciation) on investments                                               8,772,357              42,485,867
                                                                               ---------              ----------
Net increase (decrease) in net assets
   resulting from operations                                                 459,349,450             309,400,867
Net contributions (withdrawals) from partners                                505,587,141           2,889,633,507
                                                                             -----------           -------------
Total increase (decrease) in net assets                                      964,936,591           3,199,034,374
Net assets at beginning of period (Note 1)                                 3,199,064,374                  30,000
                                                                           -------------                  ------
Net assets at end of period                                               $4,164,000,965          $3,199,064,374
                                                                          --------------          --------------

*Commencement of operations.
See accompanying notes to financial statements.


Notes to financial statements

High Yield Portfolio

1. Summary of significant accounting policies
High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. High Yield Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $30,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities
At May 31, 1998, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at May 31, 1998, was $96,293,369 representing 2.31% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended May 31, 1998, the Portfolio's custodian fees were reduced by $109,556 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,868,258,459 and $2,944,741,962, respectively, for the year ended May 31, 1998. For the same period, the portfolio turnover rate was 81%. Realized gains and losses are determined on an identified cost basis.


Investments in securities


High Yield Portfolio
May 31, 1998

(Percentages represent value of investments compared to net assets)

Bonds (86.8%)
Issuer                                Coupon                                  Principal                   Value(a)
                                       rate                                     amount

Mortgage-backed securities (0.2%)
Federal Home Loan Mtge Corp
    08-01-17                           7.50%                                    $4,644(b)                   $4,865
Merrill Lynch Mtge Investors
    06-15-21                           8.17                                  6,426,277                   6,426,277
                                                                                                       -----------
Total                                                                                                    6,431,142

Aerospace & defense (1.1%)
Compass Aerospace
   Sr Sub Nts
    04-15-05                          10.125                                 8,075,000(c)                8,256,688
K&F Inds
   Sr Sub Nts Series B
    10-15-07                           9.25                                  4,500,000                   4,646,250
L-3 Communications
   Sr Sub Nts Series B
    05-01-07                          10.375                                10,645,000                  11,762,725
Sequa
   Sr Sub Nts
    12-15-03                           9.375                                20,750,000                  21,683,750
                                                                                                       -----------
Total                                                                                                   46,349,413

Automotive & related (0.9%)
Hayes Lemmerz Intl
   Company Guaranty Series B
    07-15-07                           9.125                                10,000,000                  10,500,000
Oxford Automotive
   Company Guaranty
    06-15-07                          10.125                                20,120,000                  21,377,500
   Sr Sub Nts
    06-15-07                          10.125                                 5,000,000(c)                5,312,500
                                                                                                       -----------
Total                                                                                                   37,190,000

Banks and savings & loans (0.8%)
First Nationwide Holdings
   Sr Sub Nts
    10-01-03                          10.625                                11,000,000                  12,265,000
Wilshire Financial Services
    01-01-04                          13.00                                 11,500,000                  12,477,500
  Series B
    08-15-04                          13.00                                  8,500,000                   9,222,500
                                                                                                       -----------
Total                                                                                                   33,965,000

Communications equipment & services (13.8%)
21st Century Telecom Group
   Zero Coupon Sr Disc Nts
    02-15-03                          12.35                                 15,500,000(c,g)              8,680,000
American Cellular
   Sr Nts
    05-15-08                          10.50                                 21,000,000(c)               20,790,000
CCPR Services
   Company Guaranty
    02-01-07                          10.00                                 26,850,000                  27,185,625
Celcaribe
   Sr Nts
    03-15-04                          13.50                                  7,350,000                   7,460,250
   Units
    03-15-04                          13.50                                  3,800,000(c)                7,011,000
Comcast Cellular Holdings
   Sr Nts Series B
    05-01-07                           9.50                                 20,000,000                  20,700,000
Facilicom Intl
   Sr Nts
    01-15-08                          10.50                                  5,000,000                   5,000,000
Geotek Communications
   Cv Sr Sub Nts
    02-15-01                          12.00                                  4,135,000(e)                2,811,800
   Zero Coupon Sr Disc Nts Series B
    07-15-00                          18.23                                 20,983,000(g)               10,491,500
Globalstar LP/Capital
   Sr Nts
    02-15-04                          11.375                                13,500,000                  13,398,750
    06-15-04                          11.25                                  7,500,000                   7,425,000
    06-01-05                          11.50                                  6,000,000(c)                5,940,000
GST Equipment Funding
   Sr Nts
    05-01-07                          13.25                                  6,750,000                   7,897,500
GST Telecom/GST Network Funding
   Zero Coupon Sr Disc Nts
    05-01-03                          10.50                                 15,000,000(c,g)              8,962,500
GST Telecommunications
   Sr Sub Nts
    11-15-07                          12.75                                  6,750,000                   8,032,500
Intermedia Communications
   Sr Nts Series B
    11-01-07                           8.875                                11,025,000                  11,355,750
   Zero Coupon Sr Disc Nts Series B
    07-15-02                          11.34                                 18,375,000(g)               13,505,625
Intl Wireless Communications
   Zero Coupon Sr Disc Nts
    08-15-01                          14.00                                 14,750,000(f)                5,457,500
Iridium LLC/Capital
   Company Guaranty Series A
    07-15-05                          13.00                                 10,000,000                  10,825,000
   Company Guaranty Series D
    07-15-05                          10.875                                15,200,000                  15,238,000
   Sr Nts
    07-15-05                          11.25                                  4,000,000(c)                4,055,000
ITC Deltacom
   Sr Nts
    06-01-07                          11.00                                  9,457,000                  10,639,125
    03-01-08                           8.875                                16,250,000(c)               16,595,313
IXC Communications
   Sr Sub Nts
    04-15-08                           9.00                                  8,000,000(c)                8,000,000
Jordan Telecommunications Products
   Sr Nts Series B
    08-01-07                           9.875                                25,950,000                  26,598,750
   Zero Coupon Sr Disc Nts Series B
    08-01-00                           6.98                                 18,000,000(g)               14,940,000
Metrocall
   Sr Sub Nts
    10-01-07                          10.375                                13,750,000                  14,231,250
Nextel Communications
   Zero Coupon Sr Disc Nts
    01-15-99                          11.50                                 20,500,000(g)               19,987,500
    08-15-99                           2.86                                  4,500,000(g)                4,348,124
NEXTLINK Communications
   Sr Nts
    04-15-06                          12.50                                 15,000,000                  17,418,750
NTL
   Zero Coupon Sr Nts Series B
    02-01-06                          11.48                                 40,000,000(g)               32,300,000
Omnipoint
   Sr Nts
    08-15-06                          11.625                                24,100,000                  25,606,250
   Sr Nts Series A
    08-15-06                          11.625                                 4,450,000                   4,728,125
Pagemart Nationwide
   Zero Coupon Sr Disc Nts
    02-01-05                          16.43                                 23,000,000(g)               20,700,000
Peoples Telephone
   Sr Nts
    07-15-02                          12.25                                 14,250,000                  15,069,375
PhoneTel Technologies
   Sr Nts
    12-15-06                          12.00                                 23,500,000                  20,680,000
Price Comm Cellular Holdings
   Zero Coupon Company Guaranty Series B
    08-01-07                          11.18                                 12,000,000(g)                8,400,000
PriCellular Wireless
   Sr Disc Nts Series B
    11-15-01                          14.00                                 10,000,000                  11,487,500
   Zero Coupon Sr Disc Nts
    10-01-98                          14.00                                 18,250,000(g)               19,322,187
Pronet
   Sr Sub Nts
    06-15-05                          11.875                                19,350,000                  20,898,000
RCN
   Zero Coupon Sr Disc Nts
    02-15-03                           9.88                                 12,000,000(c,g)              7,575,000
Unisite
   Zero Coupon Sub Nts
    12-15-00                          13.00                                  9,000,000(e,g)              9,000,000
Verio
   Sr Nts
    04-01-05                          10.375                                 7,000,000(c)                7,280,000
Vialog
   Company Guaranty
    11-15-01                          12.75                                 17,600,000                  18,172,000
                                                                                                       -----------
Total                                                                                                  576,200,549

Computers & office equipment (2.2%)
Anacomp
   Sr Sub Nts Series B
    04-01-04                          10.875                                13,000,000                  13,910,000
Bell Technology Group
   Sr Nts
    05-01-05                          13.00                                 17,075,000(c)               17,629,938
Concentric Network
   Sr Nts
    12-15-07                          12.75                                  5,600,000                   6,160,000
Cooperative Computing
   Sr Sub Nts
    02-01-08                           9.00%                               $20,250,000(c)              $19,085,625
Decisionone Holdings
   Zero Coupon
    08-01-08                           4.18                                 11,875,000(f)                7,065,625
Learning
   Cv Sr Nts
    11-01-00                           5.50                                  2,500,000                   2,375,000
Psinet
   Sr Nts
    02-15-05                          10.00                                  7,025,000(c)                7,147,938
Read-Rite
   Sub Nts
    09-01-04                           6.50                                  4,375,000                   2,914,844
Unisys
    04-15-03                          12.00                                  8,000,000                   9,080,000
   Sr Nts
    10-15-04                          11.75                                  7,500,000                   8,681,250
                                                                                                       -----------
Total                                                                                                   94,050,220

Electronics (--%)
Amkor Technologies
   Cv Sub Nts
    05-01-03                           5.75                                  1,750,000                   1,745,625

Energy (2.7%)
Belco Oil & Gas
   Sr Sub Nts Series B
    09-15-07                           8.875                                 5,800,000                   5,756,500
Chesapeake Energy
   Sr Nts
    05-01-05                           9.625                                 5,450,000(c)                5,463,625
Clark R&M
   Sr Sub Nts
    11-15-07                           8.875                                11,000,000                  11,013,750
Costilla Energy
   Sr Nts
    10-01-06                          10.25                                 16,250,000                  16,412,500
Energy Corp of America
   Sr Sub Nts Series A
    05-15-07                           9.50                                  9,000,000                   8,932,500
Forcenergy
   Sr Sub Nts
    11-01-06                           9.50                                  5,000,000                   5,118,750
   Sr Sub Nts Series B
    02-15-07                           8.50                                  2,250,000                   2,193,750
Houston Exploration
   Sr Sub Nts
    01-01-08                           8.625                                11,750,000(c)               11,779,374
HS Resources
   Company Guaranty
    11-15-06                           9.25                                  4,250,000                   4,345,625
   Sr Sub Nts
    12-01-03                           9.875                                 9,700,000                  10,039,500
Rayovac
   Sr Sub Nts Series B
    11-01-06                          10.25                                  7,664,000                   8,497,460
Transamerica Energy
    06-15-02                          11.50                                 13,960,000                  13,366,700
   Zero Coupon
    06-15-99                          17.58                                  9,600,000(g)                7,968,000
                                                                                                       -----------
Total                                                                                                  110,888,034

Energy equipment & services (1.0%)
Dailey Intl
   Sr Nts
    02-15-08                           9.50                                  9,000,000                   9,045,000
DI Inds
   Sr Nts
    07-01-07                           8.875                                 6,000,000                   6,060,000
Plains Resources
   Company Guaranty Series D
    03-15-06                          10.25                                  9,000,000                   9,630,000
Pride Intl
   Sr Nts
    05-01-07                           9.375                                 6,600,000                   7,062,000
Seven Seas Petroleum
   Sr Nts
    05-15-05                          12.50                                  8,000,000(c)                8,090,000
                                                                                                       -----------
Total                                                                                                   39,887,000

Financial services (0.7%)
Arcadia Financial
   Sr Nts
    03-15-07                          11.50                                 13,805,000                  13,718,719
Gemini Inds
    12-23-01                          13.50                                 13,500,000(e,i)             13,500,000
                                                                                                       -----------
Total                                                                                                   27,218,719

Food (2.4%)
Ameriserve Food Distributions
   Company Guaranty
    07-15-07                          10.125                                 8,400,000                   9,072,000
Aurora Foods
   Sr Sub Nts Series B
    02-15-07                           9.875                                 6,000,000                   6,435,000
   Sr Sub Nts Series D
    02-15-07                           9.875                                10,000,000                  10,725,000
CFP Holdings
   Sr Nts Series B
    01-15-04                          11.625                                10,675,000                  10,621,625
Chiquita Brands Intl
   Sr Nts
    01-15-04                           9.625                                 8,500,000                   9,010,000
Fine Host
   Cv Sub Nts
    11-01-04                           5.00                                  2,000,000(c)                1,442,500
Gorges/Quik to Fix Food
   Sr Sub Nts Series B
    12-01-06                          11.50                                 14,250,000                  15,087,188
Specialty Foods
   Sr Nts Series B
    08-15-01                          10.25                                 15,000,000                  15,037,500
Stroh Brewery
   Sr Sub Nts
    07-01-06                          11.10                                 14,887,000                  10,123,159
Twin Laboratories
   Sr Sub Nts Company Guaranty
    05-15-06                          10.25                                 13,813,000                  15,263,365
                                                                                                       -----------
Total                                                                                                  102,817,337

Foreign (15.7%)(d)
Alfa-Russia Finance
   (U.S. Dollar) Medium-term Nts Bank Guaranty
    07-28-00                          10.375                                 5,000,000                   4,069,000
APP Intl Finance
   (U.S. Dollar)
    10-01-05                          11.75                                  4,500,000                   3,937,500
Argentina Govt Natl
   (U.S. Dollar)
    09-19-27                           9.75                                  7,000,000                   6,501,250
Australis Holdings
   (U.S. Dollar) Zero Coupon Sr Disc Nts
    11-01-00                          14.99                                 17,900,000(g)                1,790,000
Australis Media
   (U.S. Dollar)
    11-01-00                          14.00                                  5,587,791                   4,062,592
   (U.S. Dollar) Zero Coupon
    05-15-00                          15.75                                 43,969,560(g)                4,396,956
Autopistas Del Sol
   (U.S. Dollar) Sr Nts
    08-01-09                          10.25                                 13,500,000(c)               13,128,750
Bestel
   (U.S. Dollar) Zero Coupon Sr Disc Nts
    05-15-05                          12.75                                 11,400,000(c,g)              7,794,750
Canadian Forest Oil
   (U.S. Dollar) Company Guaranty
    09-15-07                           8.75                                  8,500,000                   8,542,500
CEI Citicorp Holdings
   (Argentine Peso)
    02-14-07                          11.25                                  5,000,000(c)                4,292,800
   (U.S. Dollar)
    02-14-02                           8.50                                  3,000,000                   2,996,250
Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
    12-01-07                          11.00                                 11,500,000(c)               12,003,125
Central Euro Media
   (U.S. Dollar) Sr Nts
    08-15-04                           9.375                                12,175,000                  11,820,099
City of Moscow
   (U.S. Dollar) Zero Coupon
    07-01-98                           9.50                                  3,345,945(f)                3,306,128
    12-31-98                          10.96                                  3,691,890(f)                3,740,623
Colt Telecommunications Group
   (U.S. Dollar) Zero Coupon
    12-15-01                          12.00                                  8,500,000(g)                7,480,000
CTI Holdings
   (U.S. Dollar) Zero Coupon Sr Nts
    04-15-03                          11.50                                  9,450,000(c,g)              5,575,500
Daya Guna
   (U.S. Dollar) Company Guaranty
    06-01-07                          10.00                                 10,325,000(c)                8,156,750
Doman Inds
   (U.S. Dollar)
    03-15-04                           8.75                                 10,500,000                  10,395,000
   (U.S. Dollar) Sr Nts Series B
    11-15-07                           9.25                                  3,500,000                   3,521,875
Enterprises Shipholding
   (U.S Dollar) Sr Nts
    05-01-08                           8.875                                16,250,000(c)               16,209,375
Espirito Santo Centrais
   (U.S. Dollar) Sr Nts
    07-15-07                          10.00                                  9,000,000(c)                8,159,580
Esprit Telecom Group
   (U.S. Dollar) Sr Nts
    12-15-07                          11.50                                 11,000,000                  11,852,500
Globo Communicacoes Participacoes
   (U.S. Dollar) Sr Nts
    12-05-08                          10.625                                15,000,000(c)               14,584,650
Govt of Algeria
   (U.S. Dollar)
    09-04-06                           7.06                                  5,227,273                   3,998,864
Great Central Mines
   (U.S. Dollar) Sr Nts
    04-01-08                           8.875                                10,000,000(c)                9,962,500
Greater Beijing
   (U.S. Dollar) Sr Nts
    06-15-04                           9.25                                  3,500,000(c)                2,450,000
    06-15-07                           9.50                                  5,000,000(c)                3,400,000
Grupo Industrial Durango
   (U.S. Dollar)
    08-01-03                          12.625                                 5,000,000                   5,579,450
Grupo Iusacell
   (U.S. Dollar)
    07-15-04                          10.00                                  4,550,000                   4,618,250
Grupo Televisa
   (U.S. Dollar) Sr Nts
    05-15-06                          11.875                                 3,250,000                   3,647,118
Hurricane Hydrocarbons
   (U.S. Dollar) Sr Nts
    11-01-04                          11.75                                 15,750,000(c)               15,316,875
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
    05-15-07                           8.625                                15,000,000(c)               12,210,450
Imexsa Export Trust
   (U.S. Dollar)
    05-31-03                          10.125                                10,000,000(c)               10,300,000
Lodestar Holdings
   (U.S. Dollar) Sr Nts
    05-15-05                          11.50                                  7,750,000(c)                7,808,125
MDC Communications
   (U.S. Dollar) Sr Sub Nts
    12-01-06                          10.50                                 12,100,000                  13,098,250
MetroNet Communications
   (U.S. Dollar) Sr Nts
    08-15-07                          12.00                                  8,750,000                  10,084,375
   (U.S. Dollar) Zero Coupon Sr Disc Nts
    11-01-02                          10.74                                 12,800,000(g)                8,640,000
Mexican Cetes
   (Mexican Peso) Zero Coupon
    06-04-98                          20.65                                 85,160,000(f)                9,635,002
Microcell Telecommunications
   (U.S. Dollar) Zero Coupon Sr Disc Nts Series B
    12-01-01                          11.10                                  9,000,000(g)                6,671,250
   (U.S. Dollar) Zero Coupon Sr Disc Nts Series B
    10-15-02                           8.76                                 12,140,000(g)                5,319,214
Netia Holdings
   (U.S. Dollar) Company Guaranty
    11-01-07                          10.25                                 17,750,000(c)               18,282,500
Northern Offshore ASA
   (U.S. Dollar) Company Guaranty
    05-15-05                          10.00                                 21,000,000(c)               20,842,500
NTEX
   (U.S. Dollar) Sr Nts
    06-01-06                          11.50                                  8,450,000(c)                8,450,000
Panda Global Energy
   (U.S. Dollar) Company Guaranty
    04-15-04                          12.50                                 24,500,000(c)               23,581,250
Philippine Long Distance Telephone
   (U.S. Dollar) Medium-term Nts Series E
    03-06-07                           7.85                                  7,500,000(c)                6,794,850
    03-06-17                           8.35                                  7,500,000(c)                6,613,950
PLD Telekom
   (U.S. Dollar) Zero Coupon
    06-01-04                          14.00                                  4,000,000(g)                3,720,000
Plitt Theatres
   (U.S. Dollar) Sr Sub Nts
    06-15-04                          10.875                                22,850,000                  24,820,812
Poland Telecom Finance
   (U.S. Dollar)
    12-01-07                          14.00                                 16,500,000(c)               18,562,500
Polysindo Intl Finance
   (U.S. Dollar) Company Guaranty
    06-15-01                          13.00                                  2,000,000                   1,030,000
    06-15-06                          11.375                                 7,900,000                   3,989,500
Pratama Datakom Asia
   (U.S. Dollar) Company Guaranty
    07-15-05                          12.75                                  5,600,000(c)                2,352,000
Repap New Brunswick
   (U.S. Dollar) Sr Nts
    07-15-00                           9.875                                15,450,000                  16,299,750
    06-01-04                           9.00                                  9,900,000(c)                9,900,000
    04-15-05                          10.625                                28,500,000                  29,497,500
Republic of Korea
   (U.S. Dollar)
    04-15-08                           8.875                                 8,450,000                   7,879,625
Rogers Cablesystems
   (U.S. Dollar) Nts
    08-01-02                           9.625                                 9,000,000                   9,630,000
Roil
   (U.S. Dollar)
    12-05-02                          12.78                                 10,000,000(e)                9,770,000
RSL Communications
   (U.S. Dollar) Company Guaranty
    11-15-06                          12.25                                 10,167,000                  11,577,671
Russia Federal Loan Bond
   (Russian Ruble) Series 25018
    09-27-00                          14.00                                 30,008,878                   2,430,088
Satelites Mexicanos
   (U.S. Dollar) Company Guaranty Sr Nts
    06-30-04                           9.44                                  4,247,000(c)                4,247,000
   (U.S. Dollar) Sr Nts
    11-01-04                          10.125                                10,000,000(c)                9,962,500
Tarkett Intl
   (U.S. Dollar) Sr Sub Nts
    03-01-02                           9.00                                 10,000,000                  10,150,000
Tatneft Finance
   (U.S. Dollar) Company Guaranty
    10-29-02                           9.00                                  3,800,000(c)                3,181,968
Telewest Communications
   (U.S. Dollar) Zero Coupon
    10-01-00                          11.00                                 10,000,000(g)                8,075,000
Tjiwi Kimia Finance Mauritius
   (U.S. Dollar) Company Guaranty
    08-01-04                          10.00                                 10,000,000                   7,200,000
Tjiwi Kimia Intl
   (U.S. Dollar) Company Guaranty
    08-01-01                          13.25                                  7,000,000                   5,740,000
Tri Polyta Finance BV
   (U.S. Dollar) Company Guaranty
    12-01-03                          11.375                                20,000,000                  10,800,000
United Mexican States
   (U.S. Dollar)
    05-15-26                          11.50                                  5,000,000                   5,818,750
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
    03-01-02                          10.00                                  9,000,000(e,j)             13,500,000
Veritas Holdings
   (U.S. Dollar) Sr Nts
    12-15-03                           9.625                                15,256,000                  16,285,780
Versatel Telecom
   (U.S. Dollar) Sr Nts
    05-15-08                          13.25                                 11,000,000(c)               11,330,000
                                                                                                       -----------
Total                                                                                                  653,372,770

Furniture & appliances (0.2%)
Lifestyle Furnishings
   Company Guaranty
    08-01-06                          10.875                                 6,500,000                   7,280,000

Health care (0.2%)
Maxxim Medical
   Company Guaranty
    08-01-06                          10.50                                  6,600,000                   7,284,750

Health care services (1.8%)
Abbey Healthcare Group
   Sr Sub Nts
    11-01-02                           9.50                                  4,800,000                   4,812,000
Fountain View
   Sr Sub Nts
    04-15-08                          11.25                                  8,600,000(c)                8,815,000
Magellan Health Services
   Sr Sub Nts
    02-15-08                           9.00                                 15,000,000(c)               14,887,500
Oxford Health Plans
   Sr Nts
    05-15-05                          11.00                                  6,650,000(c)                6,799,625
Paracelsus Healthcare
   Sr Sub Nts
    08-15-06                          10.00                                 21,450,000                  22,039,875
Physician Sales & Service
   Company Guaranty
    10-01-07                           8.50                                 15,250,000                  15,631,250
                                                                                                       -----------
Total                                                                                                   72,985,250

Household products (0.4%)
Revlon Worldwide
   Zero Coupon Sr Disc Nts Series B
    03-15-01                          11.52                                 20,000,000(f)               15,550,000

Industrial equipment & services (2.2%)
Borg-Warner Security
    03-15-07                           9.625                                 4,100,000                   4,335,750
   Sr Sub Nts
    05-01-03                           9.125                                10,000,000                  10,250,000
Clark Materials Handling
   Company Guaranty
    11-15-06                          10.75                                 11,000,000                  11,880,000
Goss Graphic Systems
   Sr Sub Nts
    10-15-06                          12.00                                 14,000,000                  15,715,000
Motor & Gears
   Sr Nts Series D
    11-15-06                          10.75                                 25,000,000                  27,000,000
Purina Mills
   Sr Sub Nts
    03-15-10                           9.00                                  5,825,000(c)                5,999,750
Thermadyne Holdings
   Zero Coupon
    06-01-03                          12.49                                 12,000,000(c,g)              6,630,000
Thermadyne Mfg LLC/Capital
   Sr Sub Nts
    06-01-08                           9.875                                 8,000,000(c)                8,040,000
                                                                                                       -----------
Total                                                                                                   89,850,500

Insurance (0.4%)
Americo Life
   Sr Sub Nts
    06-01-05                           9.25                                 15,000,000                  15,393,750

Leisure time & entertainment (5.6%)
Affinity Group Holding
   Sr Nts
    04-01-07                          11.00                                  9,000,000                   9,618,750
AMC Entertainment
   Sr Sub Nts
    03-15-09                           9.50                                  4,500,000                   4,657,500
Coast Hotels & Casino
   Company Guaranty Series B
    12-15-02                          13.00                                 19,800,000                  22,522,500
Hammons (JQ) Hotels
   1st Mtge
    02-15-04                           8.875                                12,000,000                  12,120,000
Hollywood Theaters
   Company Guaranty
    08-01-07                          10.625                                 5,950,000                   6,433,438
Icon Health & Fitness
   Sr Sub Nts Series B
    07-15-02                          13.00                                  7,500,000                   8,006,250
   Zero Coupon Sr Disc Nts Series B
    11-15-01                          13.37                                 21,750,000(g)               11,310,000
IHF Holdings
   Zero Coupon Sr Disc Nts Series B
    11-15-99                           2.04                                  7,275,000(g)                6,201,938
Lodgenet Entertainment
   Sr Nts
    12-15-06                          10.25                                 15,000,000                  15,600,000
Premier Parks
   Sr Nts
    04-01-06                           9.25                                  8,300,000                   8,424,500
Riviera Holdings
   Company Guaranty
    08-15-04                          10.00                                 11,000,000                  11,000,000
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
    05-01-06                          11.25                                 26,945,000                  26,473,462
Trump Holdings & Funding
   Sr Nts
    06-15-05                          15.50                                 28,050,000                  31,836,750
United Artists Theatre
   Series 1995A
    07-01-15                           9.30                                 13,505,649                  13,877,054
   Sr Sub Nts
    04-15-08                           9.75                                 10,000,000(e)               10,100,000
Venetian Casino/LV Sands
   Mtge
    11-15-04                          12.25                                 15,105,000(c)               15,671,437
   Sr Sub Nts
    11-15-05                          10.00                                  6,000,000(c)                5,670,000
Waterford Gaming/LLC
   Sr Nts
    11-15-03                          12.75                                 12,771,000                  14,143,883
                                                                                                       -----------
Total                                                                                                  233,667,462

Media (7.5%)
Adelphia Communications
   Sr Deb
    09-15-04                          11.875                                 5,000,000                   5,525,000
   Sr Nts Series B
    02-01-08                           8.375                                27,500,000                  27,259,375
Benedek Broadcasting
   Sr Nts
    03-01-05                          11.875                                 2,500,000                   2,825,000
Benedek Communications
   Zero Coupon Sr Disc Nts
    05-15-06                          13.25                                  9,500,000(g)                7,600,000
Big Flower Press
   Sr Sub Nts
    07-01-07                           8.875                                 8,000,000                   8,260,000
Cable Systems USA
    06-30-99                          10.75                                  2,287,647(e)                2,276,208
Capstar Broadcasting
   Zero Coupon Sr Disc Nts
    02-01-02                           7.49                                  8,000,000(c,g)              6,030,000
Chancellor Media
   Sr Sub Nts
    10-01-04                           9.375                                 3,500,000                   3,675,000
    12-15-07                           8.125                                19,750,000(c)               19,898,125
EchoStar Communications
   Zero Coupon Sr Sec Disc Nts
    06-01-99                           7.95                                 12,000,000(g)               11,640,000
EchoStar Satellite Broadcasting
   Zero Coupon Sr Disc Nts
    03-15-00                          11.81                                 30,500,000(g)               28,060,000
Garden State Newspapers
   Sr Sub Nts Series B
    10-01-09                           8.75                                  9,000,000                   9,236,250
Jacor Communications
   Company Guaranty
    12-15-06                           9.75                                 19,000,000                  20,662,500
   Zero Coupon Cv
    02-09-18                           8.75                                  5,500,000(f)                2,330,625
James Cable Partners LP
   Sr Nts Series B
    08-15-04                          10.75                                 17,000,000                  17,977,500
Liberty Group
   Sr Sub Nts
    02-01-08                           9.375                                 7,500,000                   7,715,625
OpTel
   Sr Nts Series B
    02-15-05                          13.00                                 17,000,000                  19,082,500
Outdoor Systems
   Company Guaranty
    10-15-06                           9.375                                10,000,000                  10,600,000
    06-15-07                           8.875                                30,000,000                  31,200,000
Paxson Communications
   Sr Sub Nts
    10-01-02                          11.625                                 7,000,000                   7,560,000
Pegasus Media & Communications
   Sr Nts Series B
    10-15-05                           9.625                                 6,500,000                   6,743,750
   Series B
    07-01-05                          12.50                                 15,400,000                  17,594,500
Price Communications Wireless
   Sr Sub Nts
    07-15-07                          11.75                                 10,000,000                  11,200,000
Spanish Broadcasting System
   Sr Nts Series B
    03-15-04                          11.00                                  3,150,000                   3,457,125
   Sr Nts
    06-15-02                          12.50                                  4,000,000                   4,560,000
Transwestern Publishing/TWP Capital
   Sr Sub Nts
    11-15-07                           9.625                                 4,500,000                   4,668,750
Viacom Intl
    07-01-03                           7.00                                 15,000,000                  14,998,350
                                                                                                       -----------
Total                                                                                                  312,636,183

Metals (1.5%)
Bar Technologies
   Company Guaranty
    04-01-01                          13.50                                 10,000,000(c)               10,750,000
EnviroSource
   Sr Nts
    06-15-03                           9.75                                 21,510,000                  21,993,975
Maxxam Group Holdings
   Sr Nts Series B
    08-01-03                          12.00                                 12,000,000                  13,080,000
NSM Steel
   Company Guaranty
    02-01-06                          12.00                                 16,350,000                  14,878,500
                                                                                                       -----------
Total                                                                                                   60,702,475

Miscellaneous (13.4%)
Adams Outdoor Advertising
   Sr Nts
    03-15-06                          10.75                                 15,300,000                  16,677,000
Advance Holding
   Zero Coupon
    04-15-03                          12.98                                  3,300,000(c,g)              1,914,000
Advance Stores
   Sr Sub Nts
    04-15-08                          10.25                                  5,500,000(c)                5,692,500
American Architectural
   Sr Nts
    12-01-07                          11.75%                               $10,000,000(c)              $10,500,000
American Mobile/AMSC ACQ
    04-01-08                          12.25                                  8,000,000                   8,000,000
Anker Coal Group
   Sr Nts Series B
    10-01-07                           9.75                                 11,000,000                  10,422,500
Big City Radio
   Zero Coupon Sr Disc Nts
    03-15-01                          11.40                                 10,000,000(c,g)              7,400,000
Bistro Trust
   Sub Nts
    12-31-02                           9.50                                 10,000,000(c)               10,072,000
Booth Creek Ski Holdings
   Sr Nts Series B
    03-15-07                          12.50                                  6,250,000                   6,593,750
BTI Telecommunications
   Sr Nts
    09-15-07                          10.50                                  7,875,000                   8,268,750
Cex Holdings
   Sr Sub Nts
    06-01-08                           9.625                                10,000,000(c)               10,225,000
Comforce Operating
   Sr Nts Series B
    12-01-07                          12.00                                  9,000,000                   9,765,000
Coty
   Sr Sub Nts
    05-01-05                          10.25                                  7,000,000                   7,455,000
Crown Castle Intl
   Zero Coupon Sr Disc Nts
    11-15-02                           8.88                                 14,750,000(c,g)             10,140,625
ECM Funding LP
    06-10-02                          11.92                                  1,661,844(e)                1,661,844
Grant Geophysical
   Sr Nts
    02-15-08                           9.75                                  7,250,000                   7,231,875
Great Lakes Acquisition
   Zero Coupon
    05-15-03                          13.23                                  8,000,000(c,g)              4,340,000
Great Lakes Carbon
   Sr Sub Nts
    05-15-08                          10.25                                  8,875,000(c)                9,096,875
Grove Holdings LLC
   Zero Coupon
    05-01-03                          11.625                                 4,000,000(g)                2,365,000
Grove Inds LLC
    05-01-10                          14.50                                  2,700,000(c)                2,713,500
Hyperion Telecommunications
   Sr Nts Series B
    09-01-04                          12.25                                 14,000,000                  15,400,000
Isle of Capri/Capital
   1st Mtge Series B
    08-31-04                          13.00                                 16,250,000                  16,798,437
JTM Inds
   Sr Sub Nts
    04-15-08                          10.00                                 17,445,000(c)               17,619,450
Knology Holdings
   Zero Coupon Sr Disc Nts
    10-15-02                          12.24                                 11,000,000(g)                6,435,000
Level 3 Communications
   Sr Nts
    05-01-08                           9.125                                22,400,000(c)               21,784,000
Michael Petroleum
   Sr Nts
    04-01-05                          11.50                                  6,000,000(c)                6,067,500
MJD Communications
    05-01-08                           9.50                                  4,300,000(c)                4,380,625
Morris Materials Handling
   Sr Nts
    04-01-08                           9.50                                 15,000,000(c)               14,700,000
MSX Intl
   Sr Sub Nts
    01-15-08                          11.375                                10,410,000                  10,722,300
Nationwide Credit
   Sr Nts
    01-15-08                          10.25                                  8,750,000(c)                8,925,000
Norcal Waste Systems
   Company Guaranty Series B
    11-15-05                          13.50                                 20,300,000                  23,598,750
NSM Steel
    02-01-08                          12.25                                 11,700,000                  10,939,500
Omnipoint Communications
   Sr Nts
    02-17-06                           8.875                                22,500,000(c)               22,500,000
Outsourcing Solutions
   Sr Sub Nts Series B
    11-01-06                          11.00                                 37,395,000                  40,760,550
Park-Ohio Inds
   Sr Sub Nts
    12-01-07                           9.25                                 15,000,000                  15,487,500
Pathnet
    04-15-08                          12.25                                 14,250,000(c)               15,817,500
Pierce Leahy Command
   Company Guaranty
    05-15-08                           8.125                                25,150,000(c)               24,395,500
Premier Cruises
   Sr Nts
    03-15-08                          11.00                                 11,000,000(c)               11,027,500
RAB Enterprises
   Sr Nts
    05-01-05                          10.50                                  9,600,000(c)                9,696,000
Resource America
   Sr Nts
    08-01-04                          12.00                                  9,000,000                   9,630,000
SC Intl
    09-01-07                           9.25                                 22,750,000                  23,773,750
SFX Entertainment
   Sr Sub Nts
    02-01-08                           9.125                                 9,700,000                   9,506,000
Sheffield Steel
   1st Mtge Series B
    12-01-05                          11.50                                 10,200,000                  10,633,500
Steel Heddle Group
   Zero Coupon
    06-01-03                          13.75                                  6,200,000(c,g)              3,224,000
Steel Heddle Mfg
   Sr Sub Nts
    06-01-08                          10.625                                 6,600,000(c)                6,666,000
Stellex Inds
   Sr Sub Nts Series B
    11-01-07                           9.50                                 13,700,000                  14,008,250
Talton Holdings
   Company Guaranty Sr Nts Series B
    06-30-07                          11.00                                  7,600,000                   8,227,000
Triton Communications
   Zero Coupon Sr Disc Nts
    05-01-03                          10.86                                 22,000,000(c,g)             12,980,000
Wesco Intl
   Zero Coupon Sr Disc Nts
    06-01-03                          11.21                                  6,800,000(c,g)              3,945,427
XCL
    05-01-04                          13.50                                  8,000,000(c)                9,200,000
                                                                                                       -----------
Total                                                                                                  559,384,258

Multi-industry conglomerates (0.9%)
Communications & Power Inds
   Sr Sub Nts Series B
    08-01-05                          12.00                                 10,000,000                  11,175,000
Jordan Inds
   Zero Coupon Sr Sub Deb Series B
    04-01-02                          11.75                                 17,692,251(g)               10,792,273
Pierce Leahy
   Sr Sub Nts
    07-15-06                          11.125                                 5,433,000                   6,139,290
Prime Succession
   Sr Sub Nts
    08-15-04                          10.75                                 10,000,000                  11,000,000
                                                                                                       -----------
Total                                                                                                   39,106,563

Paper & packaging (4.0%)
Bear Island LLC/Finance
   Sr Nts Series B
    12-01-07                          10.00                                 12,500,000                  12,875,000
BPC Holding
   Sr Nts Series B
    06-15-06                          12.50                                 11,750,000                  12,983,750
Crown Paper
   Sr Sub Nts
    09-01-05                          11.00                                 20,000,000                  22,100,000
Gaylord Container
   Sr Nts
    06-15-07                           9.75                                 15,000,000                  15,450,000
    02-15-08                           9.875                                29,250,000                  29,542,500
Graham Packaging Capital
   Zero Coupon Sr Disc Nts
    01-15-03                          10.84                                  5,000,000(c,g)              3,125,000
Riverwood Intl
   Company Guaranty
    04-01-06                          10.25                                 15,000,000                  15,525,000
    08-01-07                          10.625                                 5,500,000                   5,775,000
    04-01-08                          10.875                                10,000,000                  10,200,000
Silgan Holdings
    06-01-09                           9.00                                  8,250,000                   8,631,563
   Pay-in-kind
    07-15-06                          13.25                                  5,621,000(j)                6,295,520
Stone Container
   1st Mtge
    10-01-02                          10.75                                 10,000,000                  10,700,000
   Sr Nts
    12-01-98                          11.875                                 4,500,000                   4,635,000
    08-01-16                          12.58                                  9,000,000                   9,945,000
                                                                                                       -----------
Total                                                                                                  167,783,333

Restaurants & lodging (0.5%)
American Restaurant Group
   Sr Nts
    02-15-03                          11.50                                  9,000,000(c)                9,292,500
Prime Hospitality
   Sr Sub Nts Series B
    04-01-07                           9.75                                 11,900,000                  12,733,000
                                                                                                       -----------
Total                                                                                                   22,025,500

Retail (2.8%)
Amazon.com
   Zero Coupon Sr Disc Nts
    05-01-03                          10.00                                 24,250,000(c,g)             14,368,125
Dairy Mart Convenience Stores
   Sr Sub Nts Series A
    03-15-04                          10.25                                 18,700,000                  18,559,750
   Sr Sub Nts Series B
    03-15-04                          10.25                                  6,250,000                   6,203,125
Maxim Group
   Company Guaranty Series B
    10-15-07                           9.25                                 12,500,000                  12,718,750
Musicland Group
   Company Guaranty Sr Sub Nts
    03-15-08                           9.875                                13,250,000(c)               13,250,000
Pathmark Stores
   Sr Sub Nts
    05-01-03                           9.625                                 8,500,000                   8,691,250
   Sub Nts
    06-15-02                          11.625                                 8,000,000                   8,080,000
   Zero Coupon Sub Nts
    11-01-99                          10.75                                 12,500,000(g)               10,375,000
Pueblo Xtra Intl
   Sr Nts
    08-01-03                           9.50                                  3,660,000                   3,605,100
   Sr Nts Series C
    08-01-03                           9.50                                  5,750,000                   5,663,750
Stater Brothers Holdings
   Sr Nts
    03-01-01                          11.00                                 14,500,000                  15,913,750
                                                                                                       -----------
Total                                                                                                  117,428,600

Textiles & apparel (1.5%)
Anvil Knitwear
   Sr Nts Series B
    03-15-07                          10.875                                14,000,000                  14,525,000
Galey & Lord
   Sr Sub Nts
    03-01-08                           9.125                                 8,000,000(c)                7,940,000
GFSI Holdings
   Sr Sub Nts Series B
    03-01-07                           9.625                                 9,000,000(c)                9,528,750
   Zero Coupon Sr Disc Nts Series B
    09-15-04                          10.77                                 11,700,000(g)               13,104,000
Hosiery Corp of America
   Sr Sub Nts
    08-01-02                          13.75                                 10,000,000                  11,050,000
Pillowtex
   Company Guaranty Sr Sub Nts Series B
    12-15-07                           9.00                                  5,000,000                   5,225,000
                                                                                                       -----------
Total                                                                                                   61,372,750

Transportation (0.4%)
Global Ocean Carriers
   Sr Nts
    07-15-07                          10.25                                 13,500,000                  12,420,000
Trico Marine Services
   Company Guaranty  Sr Nts Series F
    08-01-05                           8.50                                  5,000,000                   5,012,500
                                                                                                       -----------
Total                                                                                                   17,432,500

Utilities -- electric (0.8%)
AES
   Sr Sub Nts
    11-01-07                           8.50                                 12,800,000                  13,088,000
Midland Funding
   Series A
    07-23-05                          11.75                                  5,000,000                   5,950,000
   Series B
    07-23-06                          13.25                                 12,500,000                  15,718,750
                                                                                                       -----------
Total                                                                                                   34,756,750

Utilities -- gas (0.5%)
Bellwether Exploration
   Sr Nts
    04-01-07                          10.875                                 9,000,000                   9,495,000
Empire Gas
   Sr Nts
    07-15-04                           7.00                                 11,350,000                  10,498,750
                                                                                                       -----------
Total                                                                                                   19,993,750

Utilities -- telephone (0.7%)
McLeod USA
   Sr Nts
    03-15-08                           8.375                                 7,680,000(c)                7,699,200
Primus Telecommunications Group
   Sr Nts
    08-01-04                          11.75                                 11,550,000                  12,416,249
    05-15-08                           9.875                                10,000,000(c)                9,975,000
                                                                                                       -----------
Total                                                                                                   30,090,449

Total bonds
(Cost: $3,511,627,007)                                                                              $3,614,840,632



Common stocks (0.8%)

Issuer                                                                       Shares                       Value(a)

Arena Brands                                                                111,111(e)                  $2,388,887
Celcaribe                                                                 1,195,110                      4,780,440
Communications &
   Power Inds                                                                 3,500                        525,000
Concentric Network                                                          100,000                      2,212,500
Core Capital                                                                222,223(e)                   4,444,460
EchoStar Satellite Broadcasting                                             150,000                      3,815,625
Gaylord Container Cl A                                                    1,000,000                      8,375,000
Global TeleSystems Group                                                    107,700                      4,126,256
IFINT Diversified Holdings                                                   42,418(e)                     233,299
Nextel Communications Cl A                                                   41,056                        967,382
OpTel                                                                        17,000                         68,000
Pagemart Nationwide                                                          50,750                        253,750
Pegasus Communications                                                       16,923                        412,498
Specialty Foods                                                             300,000                          6,000
Wireless One                                                                 25,000                         32,813

Total common stocks
(Cost: $28,755,581)                                                                                    $32,641,910

Preferred stocks & other (10.0%)

Issuer                                                                        Shares                      Value(a)

21st Century Telecom Group
   13.75% Pay-in-kind                                                         2,600(j)                  $2,840,500
Allegiance Telecommunications
   Warrants                                                                  30,450                     16,747,500
American Radio Systems
   11.375% Pay-in-kind Series B                                              94,753(j)                  11,180,854
American Restaurant Group
   12.00% Pay-in-kind                                                         3,500(j)                   3,570,000
American Telecasting
   Warrants                                                                  85,225                            852
APP Finance II Mauritius Cl B
   12.00%                                                                    22,600                     16,498,000
Australis Holdings
   Warrants                                                                  13,400                            134
Bar Technologies
   Warrants                                                                  10,000                        550,000
Benedek Communications
   Warrants                                                                  70,000                        210,000
California Federal Bank
   11.50%                                                                   166,500                     18,460,688
Chesapeake Energy
   Cv                                                                        33,300                      1,519,313
Clearnet Communications
   Warrants                                                                  42,240                        422,400
Communications & Power Inds
   14.00% Pay-in-kind Series B                                              173,823(j)                  19,033,620
Concentric Network
 Warrants                                                                     5,600                        728,000
Core Capital
   10.00% Cv Series A/I                                                     222,223(e)                   5,640,020
Crown Packaging
   Warrants                                                                  10,000                          2,500
CSC Holdings
   11.75% Pay-in-kind Series H                                              133,837(j)                  15,692,388
   11.125% Pay-in-kind Series M                                             359,982(j)                  41,487,926
Dairy Mart
   Warrants                                                                 311,333(c)                     155,668
Day Intl Group
   Pay-in-kind                                                                8,000(j)                   8,260,000
Earthwatch
   12% Cv Series C                                                          700,000(c)                   1,050,000
EchoStar Communications
   12.125% Pay-in-kind Series B                                              11,008(j)                  12,411,520
Fairfield Mfg
   11.25% Pay-in-kind                                                        12,880(j)                  13,459,600
Foodmaker
   Warrants                                                                   7,000                        349,125
Geotek Communications
   Warrants                                                                 872,500(k)                          --
Globalstar Telecommunications
   Warrants                                                                  13,500(c)                   1,451,250
HarCor Energy
   Warrants                                                                 110,000                         55,000
Hemmeter Enterprises
   Warrants                                                                  36,000(k)                          --
Hosiery Corp of America
   Warrants                                                                  10,000                         50,000
Houlihan's Restaurant
   Warrants                                                                   5,886(k)                          --
Hyperion Telecommunications
   12.875% Pay-in-kind Series B                                               4,804(j)                   5,236,360
Intermedia Communications
   13.50% Pay-in-kind Series B                                              122,400(j)                  14,688,000
   Warrants                                                                  22,750                      3,071,250
Intl Wireless Communications
   Warrants                                                                  14,750                            148
Iridium World Communications
   Warrants                                                                  17,150                      3,858,750
IXC Communications
   12.50% Pay-in-kind Series B                                                4,927(j)                   5,666,050
Jitney-Jungle Stores of America                                              64,000                     10,368,000
KMC Telecommunications Holdings
   Warrants                                                                  12,000                      7,110,000
Knology Holdings
   Warrants                                                                  11,000                         11,000
Liberty Group Publishing
   14.75%                                                                   449,000                     11,674,000
Martin Media
   14.00% Unit Cv                                                           115,000(e)                  11,500,000
MetroNet Communications
   Warrants                                                                   8,750                        420,000
Nebco Evans Holding
   11.25% Pay-in-kind                                                        95,000(j)                   9,642,500
Nextel Communications
   11.125% Pay-in-kind                                                        6,688(j)                   6,888,640
   Warrants                                                                  18,902(k)                         --
NTL
   13.00% Pay-in-kind Series B                                               22,744(j)                  26,951,640
Paxson Communications
   12.50% Pay-in-kind
   Exchangeable                                                             204,320(j)                  20,942,800
Pegasus Communications
   12.75% Pay-in-kind                                                        62,500(j)                   7,546,875
   12.75% Pay-in-kind Series A                                                1,976(j)                   2,321,800
Price Communications
   Warrants                                                                  41,280                        433,440
Primus Telecommunications
   Warrants                                                                  11,550                        265,650
RSL Communications
   Warrants                                                                   9,500                        931,000
SFX Broadcasting
   12.625% Pay-in-kind Series E                                             114,235(j)                  13,479,730
SGW Holding
   12.50% Pay-in-kind Series B                                              116,626(c,j)                 1,995,471
   Cv Series A                                                               87,091(c)                     899,941
   Warrants                                                                   2,750(c)                     870,650
 Sinclair Capital
   11.625%                                                                  140,000                     15,517,600
 Time Warner
   10.25% Pay-in-kind Series M                                                6,227(j)                   7,067,645
Transdigm
   Warrants                                                                  11,195(e)                   6,716,785
Unifi Communications
   Warrants                                                                  10,000                           $100
Unisite
   Cl C                                                                       5,938(e)                   2,750,066
   Warrants                                                                   4,504(e,k)                        --
Vialog
   Warrants                                                                  17,600                      1,056,000
Warren (SD)
   14.00% Series B                                                          477,430                     23,871,500
Wireless One
   Warrants                                                                  23,250                            233

Total preferred stocks & other
(Cost: $405,343,330)                                                                                  $415,580,482




Short-term securities (1.0%)
Issuer                                          Annualized                  Amount                        Value(a)
                                               yield on date              payable at
                                                of purchase                maturity

U.S. government agencies (0.2%)
Federal Home Loan Mtge Corp Disc Nt
   06-29-98                                        5.45%                  $3,300,000                    $3,285,068
Federal Natl Mtge Assn Disc Nt
   06-12-98                                        5.42                    5,800,000                     5,788,690
                                                                                                       -----------
Total                                                                                                    9,073,758

Commercial paper (0.8%)
Ciesco LP
   07-10-98                                        5.55                    7,500,000(h)                  7,452,935
Glaxo Wellcome
   06-08-98                                        5.53                    3,500,000(h)                  3,495,179
GTE Funding
   06-17-98                                        5.54                    5,000,000                     4,986,225
   06-17-98                                        5.53                    2,900,000                     2,892,010
Kredietbank North America Finance
   06-11-98                                        5.52                   12,100,000                    12,077,817
SBC Communications Capital
   06-08-98                                        5.50                    3,600,000(h)                  3,595,073
                                                                                                       -----------
Total                                                                                                   34,499,239

Total short-term securities
(Cost: $43,572,997)                                                                                    $43,572,997

Total investments in securities
(Cost: $3,989,298,915)(l)                                                                           $4,106,636,021


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 1998.

(c)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(e) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at May 31, 1998, is as follows:

Security                                        Acquisition              Cost
                                                      dates

Arena Brands
  Common                                           06-20-97        $5,888,888
Cable Systems USA
  10.75% 1999                                     02-02-96          2,203,622
Core Capital
  Common                                           10-30-97         4,444,460
  Preferred 10.00% Cv Series A/I                   10-30-97         5,555,575
ECM Funding LP
  11.92% 2002                                      04-13-92         1,661,844
Gemini Inds
  13.50% 2001                                      11-01-96        13,500,000
Geotek Communications
  Cv Sr Sub Nts 12.00% 2001                        03-04-96         4,135,000
IFINT Diversified Holdings
  Common                                           08-18-94                --
Martin Media
  Preferred 14.00% Unit Cv                         12-22-97        11,500,000
Roil
  (U.S. Dollar) 12.78% 2002                        04-30-98         9,700,000
Transdigm
  Warrants                           09-29-93 thru 04-24-96         1,027,805
Unisite
  Preferred Cl C                                   12-17-97         2,750,066
  Warrants                                         12-17-97                --
  Zero Coupon Sub Nts 13.00% 2000*                 12-18-97         9,000,000
United Artist Theatres
  Sr Sub Nts 9.75% 2008*                           04-15-98        10,000,000
Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
  10.00% 2002                       03-05-97 thru 07-23-97          9,000,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 1998.

(j) Pay-in-kind securities are securities in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The securities issued as interest or dividends usually have the same terms, including maturity date, as the pay-in-kind securities.

(k) Negligible market value.

(l) At May 31, 1998, the cost of securities for federal income tax purposes was $3,989,705,805 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                  $225,306,326
Unrealized depreciation                                  (108,376,110)
                                                         ------------

Net unrealized appreciation                              $116,930,216

Independent auditors' report

The board of trustees and unitholders Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Quality Income Portfolio (a series of Income Trust) as of May 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the year ended May 31, 1998 and for the period from June 10, 1996 (commencement of operations) to May 31, 1997. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Quality Income Portfolio at May 31, 1998, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.




/s/ KPMG Peat Marwick LLP

KPMG Peat Marwick LLP
Minneapolis, Minnesota
July 2, 1998


Financial statements

Statement of assets and liabilities
Quality Income Portfolio
May 31, 1998

Assets
Investments in securities, at value (Note 1)
   (identified cost $1,495,915,577)                                                                $1,583,548,708
Cash in bank on demand deposit                                                                            186,666
Dividends and accrued interest receivable                                                              23,256,430
U.S. government securities held as collateral (Note 4)                                                 69,084,112
                                                                                                       ----------
Total assets                                                                                        1,676,075,916
                                                                                                    -------------

Liabilities
Payable upon return of securities loaned (Note 4)                                                      69,084,112
Accrued investment management services fee                                                                 22,499
Other accrued expenses                                                                                     52,865
                                                                                                           ------
Total liabilities                                                                                      69,159,476
                                                                                                       ----------
Net assets                                                                                         $1,606,916,440
                                                                                                   --------------

See accompanying notes to financial statements.


Statement of operations
Quality Income Portfolio
Year ended May 31, 1998


Investment income
Income:
Dividends                                                                                            $    807,500
Interest                                                                                              112,711,954
                                                                                                      -----------
Total income                                                                                          113,519,454
                                                                                                      -----------

Expenses (Note 2):
Investment management services fee                                                                      8,256,904
Compensation of board members                                                                              14,340
Custodian fees                                                                                            120,916
Audit fees                                                                                                 29,500
Other                                                                                                      25,008
                                                                                                           ------
Total expenses                                                                                          8,446,668
   Earnings credits on cash balances (Note 2)                                                              (7,157)
                                           -                                                               ------
Total net expenses                                                                                      8,439,511
                                                                                                        ---------
Investment income (loss) -- net                                                                       105,079,943
                                                                                                      -----------


Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                       7,991,478
   Financial futures contracts                                                                        (10,631,544)
   Foreign currency transactions                                                                           43,619
   Option contacts written                                                                                 61,015
                                                                                                           ------
Net realized gain (loss) on investments                                                                (2,535,432)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                                                                   59,167,525
                                                                                                       ----------
Net gain (loss) on investments and foreign currencies                                                  56,632,093
                                                                                                       ----------
Net increase (decrease) in net assets
   resulting from operations                                                                         $161,712,036
                                                                                                     ------------

See accompanying notes to financial statements.


Statements of changes in net assets
Quality Income Portfolio

                                                                              May 31, 1998         For the period
                                                                                Year ended     from June 10, 1996*
                                                                                                  to May 31, 1997
Operations
Investment income (loss)-- net                                              $  105,079,943         $  112,252,618
Net realized gain (loss) on investments                                         (2,535,432)             9,395,624
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities
   in foreign currencies                                                        59,167,525             20,434,131
                                                                                ----------             ----------
Net increase (decrease) in net
   assets resulting from operations                                            161,712,036            142,082,373
Net contributions (withdrawals) from partners                                 (170,449,665)         1,473,541,696
                                                                              ------------          -------------
Total increase (decrease) in net assets                                         (8,737,629)         1,615,624,069
Net assets at beginning of period (Note 1)                                   1,615,654,069                 30,000
                                                                             -------------                 ------
Net assets at end of period                                                 $1,606,916,440         $1,615,654,069
                                                                            --------------         --------------

*Commencement of operations.

See accompanying notes to financial statements.


Notes to financial statements

Quality Income Portfolio

1. Summary of significant accounting policies
Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Quality Income Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $30,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities
At May 31, 1998, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at May 31, 1998 was $5,019,504 representing 0.31% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended May 31, 1998, the Portfolio's custodian fees were reduced by $7,157 as a result of earnings credit from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $309,613,276 and $328,105,980, respectively, for the year ended May 31, 1998. For the same period, the portfolio turnover rate was 20%. Realized gains and losses are determined on an identified cost basis.


4. Lending of portfolio securities
At May 31, 1998, securities valued at $68,199,205 were on loan to brokers. For collateral, the Portfolio received in U.S. government securities valued at $69,084,112. Income from securities lending amounted to $80,491 for the year ended May 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


Investments in securities

Quality Income Portfolio
May 31, 1998

(Percentages represent value of investments compared to net assets)

Bonds (96.2%)

Issuer                                Coupon                                Principal                   Value(a)
                                       rate                                  amount

U.S. government obligations (31.8%)
Overseas Private Investment
   U.S. Govt Guaranty Series 1996A
    01-15-09                           6.99%                               $10,000,000                 $10,399,300
Resolution Funding Corp
   Zero Coupon
    01-15-06                           8.94                                 25,000,000(g)               16,228,500
    10-15-06                           8.95                                 68,000,000(g)               42,235,480
    01-15-14                           8.21                                 48,000,000(g)               18,802,560
    07-15-14                           8.27                                 10,000,000(g)                3,801,400
    04-15-16                           8.05                                 47,000,000(g)               15,974,830
U.S. Treasury
    07-31-99                           6.875                                60,000,000                  60,879,600
    02-15-00                           5.875                                25,000,000                  25,132,000
    08-15-00                           6.00                                 11,400,000                  11,506,248
    11-15-01                           7.50                                 99,000,000(d)              104,862,780
    02-15-04                           5.875                                 8,000,000                   8,117,040
    05-15-04                           7.25                                 25,000,000                  27,063,500
    08-15-04                           7.25                                 26,800,000                  29,087,916
    11-15-16                           7.50                                 92,545,000(d)              109,288,241
    11-15-21                           8.00                                 15,000,000                  18,973,200
   TIPS
    01-15-07                           3.375                                 8,050,000(i)                7,990,049
                                                                                                       -----------
Total                                                                                                  510,342,644

Mortgage-backed securities (13.4%)
Federal Home Loan Mtge Corp
    07-01-16                           8.00                                        444                         462
    01-01-17                           8.00                                      6,325                       6,588
    03-01-17                           8.50                                    169,420                     177,626
    06-01-17                           8.50                                    129,722                     135,924
    04-01-20                           9.00                                  2,806,470                   2,978,366
    04-01-21                           9.00                                  1,490,329                   1,596,977
    03-01-22                           8.50                                  3,609,957                   3,797,891
    08-01-22                           8.50                                  3,261,490                   3,428,218
    06-01-24                           7.50                                 13,590,795                  14,041,873
    02-01-25                           8.00                                  7,277,207                   7,576,009
   Collateralized Mtge Obligation
    09-01-19                           8.50                                    210,526                     220,130
Federal Housing Admin
    01-01-24                           7.43                                  8,917,296                   9,106,789
Federal Natl Mtge Assn
    11-01-02                          10.00                                        106                         111
    10-01-23                           6.50                                 10,692,695                  10,693,337
    11-01-26                           8.00                                 10,840,285                  11,265,766
    04-01-27                           7.50                                 12,516,195                  12,872,156
    06-01-27                           7.50                                 16,376,755                  16,858,886
    07-01-27                           8.00                                 11,711,885                  12,156,703
    08-01-27                           7.50                                  4,747,545                   4,887,313
   Collateralized Mtge Obligation
    10-25-19                           8.50                                  1,448,659                   1,596,710
    01-25-21                           8.00                                  4,980,113                   5,015,671
     Principal Only
    01-25-20                           9.89                                  1,255,556(j)                1,179,215
    09-01-18                           9.50                                    857,123(j)                  692,398
     Trust Series Z
    02-25-24                           6.00                                 21,923,913(e)               19,532,453
Govt Natl Mtge Assn
    01-15-22                           8.00                                  1,503,673                   1,567,429
    02-15-23                           8.00                                  2,699,205                   2,813,651
    07-15-24                           8.00                                 11,339,976                  11,817,162
    08-15-24                           8.00%                                $9,894,672                 $10,311,040
    10-15-24                           9.00                                  4,083,307                   4,387,840
    02-15-25                           9.00                                    508,373                     545,972
    05-15-26                           7.50                                 18,272,918                  18,847,784
    09-15-26                           8.50                                 13,037,833                  13,769,907
    10-15-26                           8.00                                  7,748,720                   8,060,296
Prudential Bache
   Collateralized Mtge Obligation
    04-01-19                           7.97                                  3,021,754                   3,128,096
                                                                                                       -----------
Total                                                                                                  215,066,749

Automotive & related (1.4%)
Daimler-Benz North America
   Company Guaranty Medium-term Nts Series A
    09-15-06                           7.375                                14,000,000                  15,088,780
General Motors
    05-15-03                           8.875                                 7,050,000                   7,855,603
                                                                                                       -----------
Total                                                                                                   22,944,383

Banks and savings & loans (6.1%)
BankAmerica
   Sub Nts Series B
    12-31-26                           7.70                                  5,000,000(f)                5,219,650
BankBoston Capital
   Company Guaranty Series B
    12-15-26                           8.25                                  5,000,000                   5,546,850
Cullen/Frost Capital
   Series A
    02-01-27                           8.42                                 10,000,000                  10,752,810
US Bancorp
   Sub Nts
    09-15-07                           6.875                                 8,550,000                   8,890,461
First Chicago
   Sr Sub Nts
    06-15-99                           9.00                                  7,900,000                   8,131,312
Firstar Capital
   Company Guaranty Series B
    12-15-26                           8.32                                 10,000,000                  11,086,400
Morgan (JP)
   Medium-term Sr Sub Nts Series A
    02-15-12                           4.00                                  9,350,000(k)                8,698,305
NationsBank
   Sub Nts
    11-01-01                           9.25                                  8,950,000                   9,785,483
NCNB
   Sub Nts
    10-15-01                           9.125                                10,000,000                  10,932,200
Swiss Bank
   Sub Deb
    09-01-26                           7.75                                 11,369,000                  12,871,868
Washington Mutual Capital
   Company Guaranty
    06-01-27                           8.375                                 5,800,000(f)                6,441,132
                                                                                                       -----------
Total                                                                                                   98,356,471

Chemicals (1.5%)
Dow Chemical
    09-15-21                           8.85                                 10,000,000                  12,377,400
USA Waste Services
   Sr Nts
    10-01-07                           7.125                                11,900,000                  12,480,363
                                                                                                       -----------
Total                                                                                                   24,857,763

Communications equipment & services (0.7%)
BellSouth Telecommunications
    12-01-95                           7.00                                 10,000,000                  10,685,600

Computers & office equipment (0.3%)
Hewlett-Packard
   Zero Coupon Cv Sub Nts
    10-15-17                           3.125                                10,000,000(f,g)              5,325,000

Electronics (0.3%)
Harris
    12-01-18                          10.375                                 3,900,000                   4,176,549
Energy (3.1%)
PDV America
   Sr Nts
    08-01-03                           7.875                                16,500,000                  16,931,970
Phillips Petroleum
    03-15-28                           7.125                                 8,700,000                   8,812,143
Texaco Capital
   Gtd Deb
    03-01-43                           7.50                                 12,000,000                  13,263,000
USX-Marathon Group
    05-15-22                           9.375                                 9,200,000                  11,580,132
                                                                                                       -----------
Total                                                                                                   50,587,245

Energy equipment & services (0.4%)
Foster Wheeler
    11-15-05                           6.75                                  5,850,000                   5,993,852
Financial services (3.8%)
GMAC
    03-01-00                           7.00                                 14,300,000                  14,541,098
   Medium-term Nts
    07-16-98                           5.95                                  8,000,000                   8,001,920
Greyhound Financial
   Medium-term Nts Series A
    07-02-99                           7.95                                  9,600,000                   9,788,256
Railcar Leasing
   Sr Nts
    01-15-13                           7.125                                12,150,000(f)               12,825,419
Salomon
   Sr Nts
    05-15-00                           7.75                                  5,000,000                   5,166,850
Washington Mutual
   Sr Sub Nts
    08-15-98                           8.875                                10,520,000                  10,571,863
                                                                                                       -----------
Total                                                                                                   60,895,406

Foreign (12.0%)(b)
ABN-Amro Bank
   (U.S. Dollar) Sub Nts Series B
    05-15-23                           7.75                                 12,000,000                  13,375,200
Alcan Aluminum
   (U.S. Dollar)
    01-15-22                           8.875                                 9,600,000                  10,498,464
Banco General
   (U.S. Dollar)
    08-01-02                           7.70                                  6,400,000(f)                6,316,608
Bank of China
   (U.S. Dollar)
    03-15-14                           8.25                                  7,100,000                   6,809,965
Bayerische Landesbank
   (U.S. Dollar) Deposit Nts
    02-26-01                           5.625                                13,750,000                  13,677,950
Dao Heng Bank
   (U.S. Dollar) Sub Nts
    01-24-07                           7.75                                  7,000,000(f)                6,195,000
Gruma
   (U.S. Dollar) Sr Nts
    10-15-07                           7.625                                 2,000,000                   1,959,900
Hutchison Whampo Finance
   (U.S. Dollar) Company Guaranty
    08-01-27                           7.50                                 14,025,000(f)               12,100,630
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
    05-15-07                           8.625                                10,800,000(f)                8,791,524
Israel Electric
   (U.S. Dollar) Sr Nts
    12-15-26                           7.875                                 9,000,000(f)                9,388,890
Japan Finance
   (U.S. Dollar)
    09-21-98                           9.25                                 25,950,000                  26,217,544
Jasmine Submarine Telecom
   (U.S. Dollar) Sr Nts
    05-30-11                           8.48                                  3,086,055(f)                2,597,625
KFW Intl Finance
   (U.S. Dollar) Medium-term Nts
    12-15-99                           8.50                                 10,000,000                  10,382,900
Korea Development Bank
   (U.S. Dollar)
    05-15-06                          10.07                                  4,600,000                   3,852,638
Korea Electric Power
   (U.S. Dollar)
    07-01-02                           8.00                                  9,000,000                   8,156,700
   (U.S. Dollar) Zero Coupon
    04-01-16                           7.95                                 35,000,000(h)                3,578,750
People's Republic of China
   (U.S. Dollar)
    01-15-96                           9.00                                 10,000,000                  11,424,800
Perez Companc
   (U.S. Dollar)
    07-15-07                           8.125                                 5,000,000(f)                4,673,300
Petronas
   (U.S. Dollar)
    08-15-15                           7.75                                 10,000,000(f)                9,041,000
Republic of Austria Euro
   (U.S. Dollar)
    07-01-98                          10.00                                  3,150,000                   3,161,875
Telecom Corp of New Zealand
   (New Zealand Dollar)
    02-10-03                           6.25                                 13,000,000(f)               12,936,157
Telekom Malaysia
   (U.S. Dollar)
    08-01-25                           7.875                                10,000,000(f)                8,002,900
                                                                                                       -----------
Total                                                                                                  193,140,320

Health care (1.6%)
Baxter Intl
    02-15-28                           6.625                                12,000,000                  11,944,320
Lilly (Eli)
    01-01-36                           6.77                                 13,300,000                  13,917,519
                                                                                                       -----------
Total                                                                                                   25,861,839

Health care services (1.0%)
Service Corp Intl
    03-15-08                           6.50                                 15,350,000                  15,402,958

Industrial equipment & services (1.3%)
Browning-Ferris Inds
    05-01-21                           9.25                                  7,000,000                   8,879,360
Deere & Co
    06-15-19                           8.95                                 10,000,000                  12,155,200
                                                                                                       -----------
Total                                                                                                   21,034,560

Insurance (4.7%)
American United Life Insurance
    03-30-26                           7.75                                  4,800,000(c)                5,019,504
Arkwright CSN Trust
    08-15-26                           9.625                                 4,000,000(f)                4,891,160
Berkley (WR)
    01-01-22                           8.70                                 10,000,000                  12,027,300
Conseco Financing Trust
   Company Guaranty
    11-15-26                           8.70                                  6,600,000                   7,457,208
Equitable Life Assurance
    12-01-15                           7.70                                  5,000,000(f)                5,456,300
Nationwide CSN Trust
    02-15-25                           9.875                                11,500,000(f)               13,964,220
SAFECO Capital
   Company Guaranty
    07-15-37                           8.07                                 15,000,000                  16,037,700
SunAmerica
    02-01-12                           9.95                                  8,000,000                  10,395,280
                                                                                                       -----------
Total                                                                                                   75,248,672

Media (0.9%)
Time Warner Entertainment
   Sr Nts
    07-15-33                           8.375                                12,000,000                  14,181,120

Retail (2.3%)
Dayton Hudson
    06-15-23                           7.875                                18,850,000                  20,177,983
Rite Aid
   Cv Sub Nts
    09-15-02                           5.25                                  5,000,000(f)                6,000,000
Wal-Mart CRAVE Trust
    07-17-06                           7.00                                 10,753,807(f)               11,045,772
                                                                                                       -----------
Total                                                                                                   37,223,755

Transportation (1.3%)
Burlington Northern Santa Fe
    12-15-25                           7.00                                 10,000,000                  10,361,600
Enterprise Rent-A-Car USA Finance
    02-15-08                           6.80                                 10,000,000(f)               10,041,000
                                                                                                       -----------
Total                                                                                                   20,402,600

Utilities -- electric (4.0%)
AEP Generating
   Sale Lease-backed Obligation Series F
    12-07-22                           9.82                                  4,968,844                   5,860,901
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
    12-30-15                           8.00                                  9,000,000                   9,974,520
Cajun Electric Power
   Mtge Trust Series A9
    03-15-19                           8.92                                  4,960,000                   5,313,549
Commonwealth Edison
   1st Mtge Series 90
    04-15-00                           6.50                                  9,000,000                   9,079,020
Indiana & Michigan Power
   Sale Lease-backed Obligation Series F
    12-07-22                           9.82                                  4,968,839                   5,860,894
Long Island Lighting
   Gen Ref Mtge
    04-15-04                           8.625%                               $3,000,000                  $3,000,000
    07-01-24                           9.625                                 7,000,000                   7,037,660
Salton Sea Funding
   Series C
    05-30-10                           7.84                                 10,000,000                  10,675,700
Wisconsin Electric Power
    12-01-95                           6.875                                 8,000,000                   8,245,360
                                                                                                       -----------
Total                                                                                                   65,047,604

Utilities -- telephone (4.3%)
AT&T
    01-15-25                           8.35                                  5,000,000                   5,573,650
    12-01-31                           8.625                                10,000,000                  11,105,500
Bell Atlantic
    07-15-31                           9.375                                14,000,000                  16,133,180
GTE
    11-01-20                          10.25                                  6,050,000                   6,767,348
GTE Florida
    02-01-28                           6.86                                 12,450,000                  12,785,030
SBC Communications
    08-15-31                           8.50                                 15,000,000                  16,823,550
                                                                                                       -----------
Total                                                                                                   69,188,258

Total bonds
(Cost: $1,459,116,467)                                                                              $1,545,963,348


Preferred stock (0.6%)

Issuer                                                                      Shares                        Value(a)

Salomon Income Financing Trust
   2.375% 2026                                                              340,000                     $9,286,250

Total preferred stock
(Cost: $8,500,000)                                                                                      $9,286,250




Short-term securities (1.8%)
Issuer                                          Annualized                  Amount                        Value(a)
                                               yield on date              payable at
                                                of purchase                maturity

U.S. government agency (0.5%)
Federal Home Loan Mtge Corp Disc Nts
    06-05-98                                       5.44%                  $2,100,000                    $2,098,105
    06-16-98                                       5.42                    5,000,000                     4,987,250
    06-16-98                                       5.45                    1,300,000                     1,296,666
                                                                                                       -----------
Total                                                                                                    8,382,021

Commercial paper (1.3%)
Bell Atlantic Finance
    06-05-98                                       5.54                    1,000,000                       999,080
Fleet Funding
    07-08-98                                       5.56                    7,400,000(l)                  7,355,748
Glaxo Wellcome
    06-26-98                                       5.54                    1,600,000(l)                  1,593,388
Paccar Financial
    06-09-98                                       5.54                    3,500,000                     3,494,624
Toyota Motor Credit
    06-25-98                                       5.56                    5,300,000                     5,278,832
Xerox
    06-24-98                                       5.52                    1,200,000                     1,195,417
                                                                                                       -----------
Total                                                                                                   19,917,089

Total short-term securities
(Cost: $28,299,110)                                                                                    $28,299,110

Total investments in securities
(Cost: $1,495,915,577)(m)                                                                           $1,583,548,708


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(c) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at May 31, 1998, is as follows:

Security                           Acquisition                  Cost
                                          date

American United Life Insurance*
7.75% 2026                            02-13-96            $4,800,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(f)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 1998.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(m) At May 31, 1998, the cost of securities for federal income tax purposes was $1,495,915,577 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                 $100,101,139
Unrealized depreciation                                 (12,468,008)
                                                        -----------
Net unrealized appreciation                            $  87,633,131


See accompanying notes to investments in securities.

                American Express Service Corporation, Distributor



                                                              S-6148 C (7/98)

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)     FINANCIAL STATEMENTS:

List of financial statements filed as part of this Post-Effective Amendment to the Registration Statement:

Strategist Income Fund Inc.

o    Independent auditors' report dated July 2, 1998
o    Statements of assets and liabilities, May 31, 1998
o    Statements of operations for the year ended May 31, 1998
o Statements of change in net assets for the year ended May 31, 1998 and for the period from June 10, 1996 (commencement of operations) to May 31, 1997
o    Notes to financial statements

Government Income Portfolio

o    Independent auditors' report dated July 2, 1998
o    Statements of assets and liabilities, May 31, 1998
o    Statements of operations for the year ended May 31, 1998
o Statements of change in net assets for the year ended May 31, 1998 and for the period from June 10, 1996 (commencement of operations) to May 31, 1997
o    Notes to financial statements
o    Investments in securities, May 31, 1998
o    Notes to investments in securities

High Yield Portfolio

o    Independent auditors' report dated July 2, 1998
o    Statements of assets and liabilities, May 31, 1998
o    Statements of operations for the year ended May 31, 1998
o Statements of change in net assets for the year ended May 31, 1998 and for the period from June 10, 1996 (commencement of operations) to May 31, 1997
o    Notes to financial statements
o    Investments in securities, May 31, 1997
o    Notes to investments in securities

Quality Income Portfolio

o    Independent auditors' report dated July 2, 1998
o    Statements of assets and liabilities, May 31, 1998
o    Statements  of  operations  for the year ended May 31, 1998
o Statements of change in net assets for the year ended May 31, 1998 and for the period from June 10, 1996 (commencement of operations) to May 31, 1997
o    Notes to financial statements
o    Investments in securities, May 31, 1998
o    Notes to investments in securities

(b)      EXHIBITS:

1(a). Articles of Incorporation, dated May 24, 1995, filed electronically on or about September 1, 1995 as Exhibit 1 to Registration Statement No. 33-60323, are incorporated herein by reference.

1(b). Articles of Amendment dated April 4, 1996, filed as Exhibit 1(b) to Pre-Effective Amendment 2, is incorporated herein by reference.

2.       Copy of By-laws  filed  electronically  on or about  April 18,  1996 as
         Exhibit 2, is incorporated herein as reference.

3.       Not Applicable.

4.       Not Applicable.

5.       Not Applicable.

6. Copy of Distribution Agreement between Strategist Income Fund, Inc. on behalf of its underlying series funds and American Express Service Corporation, filed electronically on or about January 29, 1997 as
         Exhibit 6 to Registrant's Post-Effective Amendment No. 1, is incorporated herein by reference.

7.       Not Applicable.

8(a). Copy of Custodian Agreement between Strategist Income Fund Inc. on behalf of its underlying series funds and American Express Trust Company filed electronically on or about January 29, 1997 as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, is incorporated herein by reference.

8(b). Copy of Addendum to Custodian, dated June 10, 1996 between Strategist Income Fund, Inc., American Express Trust Company and American Express Financial Corporation filed electronically on or about January 29, 1997 as Exhibit 8(b)to Registrant's Post-Effective Amendment No. 1, is incorporated herein by reference.

9(a). Copy of Transfer Agency Agreement between Strategist Income Fund, Inc. on behalf of its underlying series funds and American Express Financial Corporation filed electronically on or about January 29, 1997 as
         Exhibit 9(a) to Registrant's Post-Effective Amendment No. 1, is incorporated herein by reference.

9(b). Copy of Administrative Services Agreement between Strategist Income Fund, Inc. on behalf of its underlying series funds and American Express Financial Corporation filed electronically on or about January 29, 1997 as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 1, is incorporated herein by reference.

9(c). Copy of Agreement and Declaration of Unitholders between Strategist Government Income Fund and IDS Federal Income Fund, Inc. filed electronically on or about January 29, 1997 as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 1, is incorporated herein by reference.

9(d). Copy of Agreement and Declaration of Unitholders between Strategist High Yield Fund and IDS Extra Income Fund, Inc. filed electronically on or about January 29, 1997 as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 1, is incorporated herein by reference.

9(e). Copy of Agreement and Declaration of Unitholders, between Strategist Quality Income fund and IDS Selective Fund, Inc. filed electronically on or about January 29, 1997 as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 1, is incorporated herein by reference.

10. An opinion and consent of counsel as to the legality of securities being registered is filed electronically herewith.

11.      The Independent Auditor's Consent is filed electronically  herewith as
         Exhibit 11.

12.      Not Applicable.

13. Copy of the Share Purchase Agreement between Strategist Income Fund, Inc. and American Express Financial Corporation filed as Exhibit 13 to Pre-Effective Amendment 2, is incorporated herein by reference.

14.      Not Applicable.

15. Copy of Plan and Agreement of Distribution between Strategist Income Fund, Inc. on behalf of its underlying series funds and American Express Service Corporation filed electronically on or about January 29, 1997 as Exhibit 15 to Registrant's Post-Effective Amendment No. 1, is incorporated herein by reference.

16. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22(b) filed on or about April 19, 1996 as Exhibit 16 to Registrant's Pre-Effective Amendment No. 2, is incorporated herein by reference.

17.      Financial data schedules are filed electronically herewith.

18.      Not Applicable.

19(a).   Trustees  Power  of  Attorney  to  sign   Amendments  to   Registration
         Statement, dated January 7, 1998 is filed electronically herewith.

19(b). Officers' Power of Attorney to sign Amendments to Registration Statement, dated April 11, 1996, filed electronically as Exhibit 19(b) to Registrant's Pre-Effective Amendment No. 2, is incorporated herein by reference.

19(c). Directors' Power of Attorney to sign Amendments to this Registration Statement, dated November 20, 1997 is filed electronically herewith.

19(d). Officers' Power of Attorney to sign Amendments to this Registration Statement, dated November 21, 1997 is filed electronically herewith.

Item 25.       Persons Controlled by or Under Common Control with Registrant

                  None.

Item 26.       Number of Holders of Securities

                          (1)                                         (2)

                   Number of Record
                     Holders as of
                    Title of Class                               July 15, 1998

                     Common Stock
                    $.01 par value
           Strategist Government Income Fund                          21
              Strategist High Yield Fund                              45
            Strategist Quality Income Fund                            15

Item 27. Indemnification

The Articles of Incorporation of the Registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the Registrant provided that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

American Express Financial Corporation is the investment advisor of the Portfolios of the Trust.

Item 28.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:
----------------------------- ----------------------------- ---------------------------- ----------------------------

Name and Title                Other company(s)              Address                      Title within other
                                                                                         company(s)
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,         American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and Vice President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Alger,             American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter J. Anderson,            Advisory Capital Strategies   IDS Tower 10                 Director
Director and Senior Vice      Group Inc.                    Minneapolis, MN 55440
President

                              American Express Asset                                     Director and Chairman of
                              Management Group Inc.                                      the Board

                              American Express Asset                                     Director, Chairman of the
                              Management International,                                  Board and Executive Vice
                              Inc.                                                       President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Capital Holdings Inc.                                  Director and President

                              IDS Futures Corporation                                    Director

                              NCM Capital Management        2 Mutual Plaza               Director
                              Group, Inc.                   501 Willard Street
                                                            Durham, NC  27701
----------------------------- ----------------------------- ---------------------------- ----------------------------

 Ward D. Armstrong,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation

                              American Express Trust                                     Director and Chairman of
                              Company                                                    the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

John M. Baker,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Senior Vice President
                              Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,         American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

John C. Boeder,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Karl J. Breyer,               American Express Financial    IDS Tower 10                 Senior Vice President
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Minnesota                                 Director
                              Foundation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel J. Candura,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,           American Enterprise           IDS Tower 10                 Director, President and
Vice President                Investment Services Inc.      Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mark W. Carter,               American Express Financial    IDS Tower 10                 Senior Vice President and
Senior Vice President and     Advisors Inc.                 Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Choat,               American Enterprise Life      IDS Tower 10                 Director, President and
Senior Vice President         Insurance Company             Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,              AMEX Assurance Company        IDS Tower 10                 Director and President
Vice President and General                                  Minneapolis, MN 55440
Manager

                              American Express Financial                                 Vice President and General
                              Advisors Inc.                                              Manager

                              IDS Property Casualty         1 WEG Blvd.                  Director and President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul A. Connolly,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Colleen Curran,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              American Express Service                                   Vice President and Chief
                              Corporation                                                Legal Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Regenia David,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Luz Maria Davis               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                American Express Financial    IDS Tower 10                 Senior Vice President,
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440        General Counsel and Chief
President, Deputy General                                                                Compliance Officer
Counsel and Chief
Compliance Officer

                              American Express Insurance                                 Director and Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Wyoming Inc.

                              IDS Real Estate Services,                                  Vice President
                              Inc.

                              Investors Syndicate                                        Director
                              Development Corp.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Robert M. Elconin,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon M. Fines,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,          American Centurion Life       IDS Tower 10                 Director
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,               American Enterprise Life      IDS Tower 10                 Vice President and
Vice President and            Insurance Company             Minneapolis, MN 55440        Controller
Corporate Controller

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Corporate Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Harvey Golub,                 American Express Company      American Express Tower       Chairman and Chief
Director                                                    World Financial Center       Executive Officer
                                                            New York, NY  10285

                              American Express Travel                                    Chairman and Chief
                              Related Services Company,                                  Executive Officer
                              Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

David A. Hammer,              American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Marketing Controller
Marketing Controller

                              IDS Plan Services of                                       Director and Vice President
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,             AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance Company

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Director and Vice
                              Insurance Company                                          President

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Life Series Fund, Inc.                                 Vice President

                              IDS Life Variable Annuity                                  Vice President
                              Funds A and B

                              Investors Syndicate                                        Director and Vice
                              Development Corp.                                          President

                              IDS Life Insurance Company    P.O. Box 5144                Investment Officer
                              of New York                   Albany, NY 12205

                              IDS Property Casualty         1 WEG Blvd.                  Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,           American Centurion Life       IDS Tower 10                 Chief Actuary
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Janis K. Heaney,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James G. Hirsh,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,            American Express Trust        IDS Tower 10                 Director and President
Vice President                Company                       Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,            AMEX Assurance Company        IDS Tower 10                 Vice President, Treasurer
Vice President and                                          Minneapolis, MN 55440        and Assistant Secretary
Corporate Treasurer

                              American Centurion Life                                    Vice President and
                              Assurance Company                                          Treasurer

                              American Enterprise                                        Vice President and
                              Investment Services Inc.                                   Treasurer

                              American Enterprise Life                                   Vice President and
                              Insurance Company                                          Treasurer

                              American Express Asset                                     Vice President and
                              Management Group Inc.                                      Treasurer

                              American Express Asset                                     Vice President and
                              Management International                                   Treasurer
                              Inc.

                              American Express Client                                    Vice President and
                              Service Corporation                                        Treasurer

                              American Express Corporation                               Vice President and
                                                                                         Treasurer

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Arizona Inc.                                     Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Idaho Inc.                                       Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Nevada Inc.                                      Treasurer

                              American Express Minnesota                                 Vice President and
                              Foundation                                                 Treasurer

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Kentucky Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Maryland Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Pennsylvania Inc.

                              American Express Partners                                  Vice President and
                              Life Insurance Company                                     Treasurer

                              IDS Cable Corporation                                      Director, Vice President
                                                                                         and Treasurer

                              IDS Cable II Corporation                                   Director, Vice President
                                                                                         and Treasurer

                              IDS Capital Holdings Inc.                                  Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Certificate Company                                    Vice President and
                                                                                         Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Alabama Inc.                                               Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Arkansas Inc.                                              Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Massachusetts Inc.                                         Treasurer

                              IDS Insurance Agency of New                                Vice President and
                              Mexico Inc.                                                Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              North Carolina Inc.                                        Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Ohio Inc.                                                  Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Wyoming Inc.                                               Treasurer

                              IDS Life Insurance Company                                 Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Life Series Fund Inc.                                  Vice President and
                                                                                         Treasurer

                              IDS Life Variable Annuity                                  Vice President and
                              Funds A & B                                                Treasurer

                              IDS Management Corporation                                 Director, Vice President
                                                                                         and Treasurer

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Treasurer

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Treasurer

                              IDS Real Estate Services,                                  Vice President and
                              Inc.                                                       Treasurer

                              IDS Realty Corporation                                     Vice President and
                                                                                         Treasurer

                              IDS Sales Support Inc.                                     Vice President and
                                                                                         Treasurer

                              IDS Securities Corporation                                 Vice President and
                                                                                         Treasurer

                              Investors Syndicate                                        Vice President and
                              Development Corp.                                          Treasurer

                              IDS Property Casualty         1 WEG Blvd.                  Vice President, Treasurer
                              Insurance Company             DePere, WI 54115             and Assistant Secretary

                              North Dakota Public                                        Vice President and
                              Employee Payment Company                                   Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

David R. Hubers,              AMEX Assurance Company        IDS Tower 10                 Director
Director, President and                                     Minneapolis, MN 55440
Chief Executive Officer

                              American Express Financial                                 Chairman, President and
                              Advisors Inc.                                              Chief Executive Officer

                              American Express Service                                   Director and President
                              Corporation

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director

                              IDS Plan Services of                                       Director and President
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James M. Jensen,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Marietta L. Johns,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Nancy E. Jones,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Kaarre,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Matthew N. Karstetter,        American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Linda B. Keene,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan D. Kinder,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              IDS Securities Corporation                                 Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Brian C. Kleinberg,           American Enterprise           IDS Tower 10                 Senior Vice President
Executive Vice President      Investment Services Inc.      Minneapolis, MN 55440

                              American Express Financial                                 Executive Vice President
                              Advisors Inc.

                              American Express Service                                   Director
                              Corporation

                              AMEX Assurance Company                                     Director and Chairman of
                                                                                         the Board

                              American Partners Life                                     Executive Vice President
                              Insurance Company

                              IDS Property Casualty         1 WEG Blvd.                  Director and Chairman of
                              Insurance Company             DePere, WI 54115             the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

Richard W. Kling,             AMEX Assurance Company        IDS Tower 10                 Director
Director and Senior Vice                                    Minneapolis, MN 55440
President

                              American Centurion Life                                    Director
                              Assurance Company

                              American Enterprise Life                                   Director and Chairman of
                              Insurance Company                                          the Board

                              American Express Corporation                               Director and President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Director and President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              American Express Service                                   Vice President
                              Corporation

                              American Partners Life                                     Director and Chairman of
                              Insurance Company                                          the Board

                              IDS Certificate Company                                    Director and Chairman of
                                                                                         the Board

                              IDS Insurance Agency of                                    Director and President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and President
                              Wyoming Inc.

                              IDS Life Insurance Company                                 Director and President

                              IDS Life Series Fund, Inc.                                 Director and President

                              IDS Life Variable Annuity                                  Manager, Chairman of the
                              Funds A and B                                              Board and President

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115

                              IDS Life Insurance Company    P.O. Box 5144                Director, Chairman of the
                              of New York                   Albany, NY 12205             Board and President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President

                              IDS Life Series Fund, Inc.                                 Vice President and Chief
                                                                                         Actuary

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Claire Kolmodin,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,             American Express Financial    IDS Tower 10                 Director and Senior Vice
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440        President
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edward Labenski, Jr.,         American Express Asset        IDS Tower 10                 Senior Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kurt A Larson,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lori J. Larson,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Futures Corporation                                    Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,         American Express Financial    IDS Tower 10                 Vice President and Chief
Vice President and Chief      Advisors Inc.                 Minneapolis, MN 55440        U.S. Economist
U.S. Economist
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Trust                                     Director
                              Company

                              IDS Plan Services of                                       Director
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,           American Express Financial    IDS Tower 10                 Director and Executive
Director and Executive Vice   Advisors Inc.                 Minneapolis, MN 55440        Vice President
President

                              IDS Securities Corporation                                 Director, President and
                                                                                         Chief Executive Officer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary J. Malevich,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Fred A. Mandell,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas W. Medcalf,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paula R. Meyer,               American Enterprise Life      IDS Tower 10                 Vice President
Vice President                Insurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Director and President
                              Insurance Company

                              IDS Certificate Company                                    Director and President

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

James A. Mitchell,            AMEX Assurance Company        IDS Tower 10                 Director
Director and Executive Vice                                 Minneapolis, MN 55440
President

                              American Enterprise                                        Director
                              Investment Services Inc.

                              American Express Financial                                 Executive Vice President
                              Advisors Inc.

                              American Express Service                                   Director and Senior Vice
                              Corporation                                                President

                              American Express Tax and                                   Director
                              Business Services Inc.

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director, Chairman of the
                                                                                         Board and Chief Executive
                                                                                         Officer

                              IDS Plan Services of                                       Director
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

William P. Miller,            Advisory Capital Strategies   IDS Tower 10                 Vice President
Vice President and Senior     Group Inc.                    Minneapolis, MN 55440
Portfolio Manager

                              American Express Asset                                     Senior Vice President
                              Management Group Inc.

                              American Express Financial                                 Vice President and Senior
                              Advisors Inc.                                              Portfolio Manager
----------------------------- ----------------------------- ---------------------------- ----------------------------

Pamela J. Moret,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Vice President
                              Company

                              IDS Life Insurance Company                                 Executive Vice President

                              IDS Life Insurance Company    P.O. Box 5144                Vice President
                              of New York                   Albany, NY  12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barry J. Murphy,              American Express Client       IDS Tower 10                 Director and President
Director and Senior Vice      Service Corporation           Minneapolis, MN 55440
President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary Owens Neal,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James R. Palmer,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Carla P. Pavone,              American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ronald W. Powell,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              IDS Cable Corporation                                      Vice President and
                                                                                         Assistant Secretary

                              IDS Cable II Corporation                                   Vice President and
                                                                                         Assistant Secretary

                              IDS Management Corporation                                 Vice President and
                                                                                         Assistant Secretary

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Assistant Secretary

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Assistant Secretary

                              IDS Realty Corporation                                     Vice President and
                                                                                         Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

 James M. Punch,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,       American Express Asset        IDS Tower 10                 Vice President
Senior Vice President         Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,           Advisory Capital Strategies   IDS Tower 10                 Director
Senior Vice President         Group Inc.                    Minneapolis, MN 55440

                              American Express Asset                                     Director, President and
                              Management Group Inc.                                      Chief Executive Officer

                              American Express Asset                                     Director
                              Management International,
                              Inc.

                              American Express Asset                                     Director
                              Management Ltd.

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

John P. Ryan,                 American Express Financial    IDS Tower 10                 Vice President and General
Vice President and General    Advisors Inc.                 Minneapolis, MN 55440        Auditor
Auditor
----------------------------- ----------------------------- ---------------------------- ----------------------------

Erven A. Samsel,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,           American Centurion Life       IDS Tower 10                 Director, Chairman and
Senior Vice President and     Assurance Company             Minneapolis, MN 55440        President
Chief Financial Officer

                              American Enterprise Life                                   Executive Vice President
                              Insurance Company

                              American Express Financial                                 Senior Vice President and
                              Advisors Inc.                                              Chief Financial Officer

                              American Express Trust                                     Director
                              Company

                              American Partners Life                                     Director and Vice President
                              Insurance Agency

                              IDS Certificate Company                                    Director and President

                              IDS Life Insurance Company                                 Executive Vice President
                                                                                         and Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Donald K. Shanks,             AMEX Assurance Company        IDS Tower 10                 Senior Vice President
Vice President                                              Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Senior Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

F. Dale Simmons,              AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Vice President
                              Insurance Company

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Partnership Services                                   Director and Vice President
                              Corporation

                              IDS Real Estate Services                                   Director and Vice President
                              Inc.

                              IDS Realty Corporation                                     Director and Vice President

                              IDS Life Insurance Company    Box 5144                     Vice President and
                              of New York                   Albany, NY 12205             Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Smith,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Controller
Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Bridget Sperl,                American Express Client       IDS Tower 10                 Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,        American Enterprise Life      IDS Tower 10                 Director, Vice President,
Vice President and            Insurance Company             Minneapolis, MN 55440        General Counsel and
Assistant General Counsel                                                                Secretary

                              American Express Corporation                               Director, Vice President
                                                                                         and Secretary

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Assistant General Counsel

                              American Partners Life                                     Director, Vice President,
                              Insurance Company                                          General Counsel and
                                                                                         Secretary

                              IDS Life Insurance Company                                 Vice President, General
                                                                                         Counsel and Secretary

                              IDS Life Series Fund Inc.                                  General Counsel and
                                                                                         Assistant Secretary

                              IDS Life Variable Annuity                                  General Counsel and
                              Funds A & B                                                Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

James J. Strauss,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barbara Stroup Stewart,       American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,             American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Asset                                     Director and Senior Vice
                              Management International,                                  President
                              Inc.

                              American Express Asset                                     Director and Vice Chairman
                              Management Ltd.

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Fund Management Limited                                Director and Vice Chairman
----------------------------- ----------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael L. Weiner,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Capital Holdings Inc.                                  Vice President

                              IDS Futures Brokerage Group                                Vice President

                              IDS Futures Corporation                                    Vice President, Treasurer
                                                                                         and Secretary

                              IDS Sales Support Inc.                                     Director, Vice President
                                                                                         and Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey F. Welter,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,            American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael D. Wolf,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael R. Woodward,          American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------


Item 29. Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

         Strategist Income Fund, Inc.;  Strategist Growth Fund, Inc.; Strategist
         Growth and Income Fund, Inc.;  Strategist World Fund, Inc.;  Strategist
         Tax-Free  Income  Fund,  Inc.,  APL  Variable  Annuity  Account  1, ACL
         Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address       Position and Offices with         Offices with Registrant
                                          Underwriter
----------------------------------------- --------------------------------- ---------------------------------

Ward D. Armstrong                         Vice President - Workplace        None
IDS Tower 10                              Financial Services
Minneapolis, MN  55440

Ann M. Buffie                             Vice President and Chief          None
IDS Tower 10                              Compliance Officer
Minneapolis, MN  55440

Cynthia M. Carlson                        Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

John Cattau                               Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

Colleen Curran                            Vice President and Chief Legal    None
IDS Tower 10                              Counsel
Minneapolis, MN  55440

David R. Hubers                           Director and President            None
IDS Tower 10
Minneapolis, MN  55440

James A. Jacobs                           Vice President-Sales and Service  None
IDS Tower 10
Minneapolis, MN  55440

Nancy E. Jones                            Vice President - Business         None
IDS Tower 10                              Development
Minneapolis, MN  55440

Verna J. Kaufman                          Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

Brian C. Kleinberg                        Director                          None
IDS Tower 10
Minneapolis, MN  55440

Richard W. Kling                          Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

Timothy S. Meehan                         Secretary                         None
IDS Tower 10
Minneapolis, MN  55440

James A. Mitchell                         Director and Senior Vice          Board member and President
IDS Tower 10                              President
Minneapolis, MN  55440

Julia K. Morton                           Vice President and Chief          None
IDS Tower 10                              Financial Officer
Minneapolis, MN  55440

Richard L. Solseth                        Vice President and Treasurer      None
IDS Tower 10
Minneapolis, MN  55440


Item 29(c).           Not applicable.

Item 30.              Location of Accounts and Records

                      American Express Financial Corporation
                      IDS Tower 10
                      Minneapolis, MN  55440

Item 31.              Management Services

                      Not Applicable.

Item 32.              Undertakings

                      (a)  Not Applicable.
                      (b)  Not Applicable.
                      (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Strategist Income Fund, Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 29th day of July, 1998.

         STRATEGIST INCOME FUND, INC.


         By /s/   James A. Mitchell*
                  James A. Mitchell, President

         By /s/   Matthew N. Karstetter
                  Matthew N. Karstetter, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of July, 1998.

Signature                                                     Title

By /s/   Rodney P. Burwell**                                  Director
         Rodney P. Burwell

By /s/   Jean B. Keffeler**                                   Director
         Jean B. Keffeler

By                                                            Director
         Brian Kleinberg

By /s/   Thomas R. McBurney**                                 Director
         Thomas R. McBurney

By /s/   James A. Mitchell**                                  Director
         James A. Mitchell

*Signed pursuant to Officer's Power of Attorney dated November 21, 1997 is filed electronically herewith as Exhibit 19(d):


/s/ Eileen J. Newhouse
----------------------------
Eileen J. Newhouse

**Signed pursuant to Director's Power of Attorney dated November 20, 1997 is filed electronically herewith as Exhibit 19(c):


/s/ Eileen J. Newhouse
----------------------------
Eileen J. Newhouse

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 29th day of July, 1998.


         INCOME TRUST

         By /s/   William R. Pearce**
                  William R. Pearce
                  Chief Executive Officer


         By /s/   Matthew N. Karstetter
                  Matthew N. Karstetter
                  Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of July, 1998.

Signatures                                                    Capacity

/s/      William R. Pearce*                                   Trustee
         William R. Pearce

/s/      H. Brewster Atwater Jr.*                             Trustee
         H. Brewster Atwater Jr.

/s/      Lynne V. Cheney*                                     Trustee
         Lynne V. Cheney

/s/      William H. Dudley*                                   Trustee
         William H. Dudley

/s/      David R. Hubers*                                     Trustee
         David R. Hubers

/s/      Heinz F. Hutter*                                     Trustee
         Heinz F. Hutter

/s/      Anne P. Jones*                                       Trustee
         Anne P. Jones

Signatures                                                    Capacity

/s/      Alan K. Simpson*                                     Trustee
         Alan K. Simpson

/s/      Edson W. Spencer*                                    Trustee
         Edson W. Spencer

/s/      John R. Thomas*                                      Trustee
         John R. Thomas

/s/      Wheelock Whitney*                                    Trustee
         Wheelock Whitney

/s/      C. Angus Wurtele*                                    Trustee
         C. Angus Wurtele


*Signed pursuant to Trustees Power of Attorney dated January 7, 1998, filed electronically herewith as Exhibit 19(a), by:


/s/ Leslie L. Ogg
-----------------------------------
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated April 11, 1996, filed electronically as Exhibit 19(b)to Registrant's Pre-Effective Amendment No. 2, by:


/s/ Leslie L. Ogg
-----------------------------------
Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 3 TO REGISTRATION STATEMENT NO. 33-60323

This Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.
         Financial Statements.

Part C.

         Other Information.

The signatures.